UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07142

Pyxis Funds II (formerly, Highland Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Ethan Powell

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

registrant’s telephone number, including area code:     (877) 665-1287

Date of fiscal year end:     September 30

Date of reporting period:     March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Pyxis Funds II

Pyxis Alpha Trend Strategies Fund

Pyxis Alternative Income Fund

Pyxis Energy and Materials Fund

Pyxis Trend Following Fund

Pyxis U.S. Equity Fund

Pyxis Core America Equity Fund

Pyxis Dividend Equity Fund

Pyxis Premier Growth Equity Fund

Pyxis Small-Cap Equity Fund

Pyxis Global Equity Fund

Pyxis International Equity Fund

Pyxis Total Return Fund

Pyxis Government Securities Fund

Pyxis Short-Term Government Fund

Pyxis Tax-Exempt Fund

Pyxis Fixed Income Fund

Pyxis Money Market Fund II

Semi-Annual Report

March 31, 2012

Pyxis Funds II

Pyxis Alpha Trend Strategies Fund

Pyxis Alternative Income Fund

Pyxis Energy and Materials Fund

Pyxis Trend Following Fund

Pyxis U.S. Equity Fund

Pyxis Core America Equity Fund (Formerly Core Value Equity Fund)

Pyxis Dividend Equity Fund

Pyxis Premier Growth Equity Fund

Pyxis Small-Cap Equity Fund

Pyxis Global Equity Fund

Pyxis International Equity Fund

Pyxis Total Return Fund

Pyxis Government Securities Fund

Pyxis Short-Term Government Fund

Pyxis Tax-Exempt Fund

Pyxis Fixed Income Fund

Pyxis Money Market Fund II

FUND PROFILE (unaudited)

Pyxis Alpha Trend Strategies Fund

Objective

Pyxis Alpha Trend Strategies Fund seeks to provide above average total return over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of March 31, 2012

$4.6 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Alpha Trend Strategies Fund at the end of the reporting period. Pyxis Alpha Trend Strategies Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Equity Fund	88.4
Other Investments and Assets & Liabilities	11.6

Top Holdings as of 03/31/2012 (%)*
Powershares QQQ Trust Series 1	26.3
SPDR S&P 500 Trust	24.3
Ishares Msci France Index Fund	23.8
Ishares Msci Brazil Index Fund	14.0

* Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Alternative Income Fund

Objective

Pyxis Alternative Income Fund seeks to provide above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

Net Assets as of March 31, 2012

$10.5 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Alternative Income Fund at the end of the reporting period. Pyxis Alternative Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Debt Fund	94.2
Other Investments and Assets & Liabilities	5.8

Top Holdings as of 03/31/2012 (%)*
SPDR Barclays Capital High Yield Bond Fund	35.2
Vanguard High-Yield Corporate Fund	33.1
IShares IBoxx $ High Yield Corporate Bond Fund	25.9

* Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Energy and Materials Fund

Objective

Pyxis Energy and Materials Fund seeks to maximize total return, consistent with income generation and preservation of capital.

Net Assets as of March 31, 2012

$3.1 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Energy and Materials Fund at the end of the reporting period. Pyxis Energy and Materials Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2012 (%)*	Long Exposure	Short Exposure	Net Exposure
Utilities	23.5	0.0	23.5
Energy	20.9	(1.6)	19.3
Materials	5.7	(0.8)	4.9
Other Investments and Assets & Liabilities	52.3	0.0	52.3

Top 10 Holdings as of 03/31/2012 (%)*
Long Securities		Short Securities
iShares iBoxx Investment Grade Corporate Bond Fund, ETF	5.0	Denbury Resources, Inc.	(0.8)
Calpine Corp.	3.7	HollyFrontier Corp.	(0.8)
Consolidated Edison, Inc.	3.2	Kraton Performance Polymers, Inc.	(0.8)
PPL Corp.	3.1
Exelon Corp.	3.0
Enbridge Energy Partners LP	3.0
PowerShares Senior Loan Portfolio	2.5
Dominion Resources, Inc.	2.5
Celanese Corp.	2.4
Royal Dutch Shell PLC, ADR	2.2

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Trend Following Fund

Objective

Pyxis Trend Following Fund seeks to provide long-term capital appreciation consistent with capital preservation.

Net Assets as of March 31, 2012

$5.9 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Trend Following Fund at the end of the reporting period. Pyxis Trend Following Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Equity Fund	50.3
Commodity Fund	9.7
Other Investments and Assets & Liabilities	40.0

Top Holdings as of 03/31/2012 (%)*
ProShares Ultra QQQ	12.0
iShares Russell 2000 Growth Index Fund	11.2
PowerShares DB Commodity Index Tracking Fund	9.7
iShares MSCI Emerging Markets Index Fund	8.0
iShares MSCI EAFE Index Fund	7.4
iShares Russell 2000 Value Index Fund	6.1
iShares Russell 1000 Growth Index Fund	5.6

* Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis U.S. Equity Fund

Objective

Pyxis U.S. Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2012

$174.2 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis U.S. Equity Fund at the end of the reporting period. Pyxis U.S. Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2012 (%)*
Software & Services	13.3
Technology Hardware & Equipment	11.5
Energy	10.1
Diversified Financials	8.4
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Media	7.0
Food, Beverage & Tobaco	6.0
Health Care Equipment & Services	5.8
Materials	4.9
Capital Goods	4.4
Other Investments and Assets & Liabilities	20.8

Top 10 Holdings as of 03/31/2012 (%)*
Apple, Inc.	6.3
Express Scripts, Inc.	2.7
Cisco Systems, Inc.	2.6
Qualcomm, Inc.	2.6
Microsoft Corp.	2.4
Schlumberger, Ltd.	2.4
Oracle Corp.	2.1
Covidien PLC	2.0
Google, Inc., Class A	2.0
PepsiCo, Inc.	1.9

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Core America Equity Fund

Objective

Pyxis Core America Equity Fund seeks to provide long-term growth of capital and future income.

Net Assets as of March 31, 2012

$35.2 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Core America Equity Fund at the end of the reporting period. Pyxis Core America Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Energy	10.1
Media	8.9
Diversified Financials	8.4
Software & Services	7.8
Food, Beverages & Tobacco	7.7
Technology Hardware & Equipment	7.3
Pharmaceuticals Biotechnology & Life Sciences	6.7
Health Care Equipment & Services	5.4
Insurance	5.0
Capital Goods	4.6
Other Investments and Assets & Liabilities	28.1

Top 10 Holdings as of 03/31/2012 (%)*
Apple, Inc.	4.2
Microsoft Corp.	3.5
Cisco Systems, Inc.	3.1
Wells Fargo & Co.	3.1
Chevron Corp.	2.5
Pfizer, Inc.	2.5
Time Warner, Inc.	2.4
Kraft Foods, Inc., Class A	2.3
International Business Machines Corp.	2.2
Covidien PLC	2.2

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Dividend Equity Fund

Objective

Pyxis Dividend Equity Fund seeks to provide above average dividend yields with the potential for long-term capital appreciation.

Net Assets as of March 31, 2012

$10.3 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Dividend Equity Fund at the end of the reporting period. Pyxis Dividend Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2012 (%)*
Food, Beverage & Tobacco	12.8
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Banks	7.9
Materials	7.2
Utilities	6.5
Telecommunication Services	5.8
Capital Goods	5.1
Energy	4.4
Consumer Services	3.4
Diversified Financials	3.0
Other Investments and Assets & Liabilities	33.5

Top 10 Holdings as of 03/31/2012 (%)*
Kellogg Co.	3.6
AT&T, Inc.	3.5
Johnson & Johnson	3.4
McDonald’s Corp.	3.4
JPMorgan Chase & Co.	3.0
CBS Corp., Class B	2.8
Wells Fargo & Co.	2.8
Home Depot, Inc. (The)	2.6
US Bancorp	2.6
Hubbell, Inc., Class B	2.6

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

Semi-Annual Report  |  9

FUND PROFILE (unaudited)

Pyxis Premier Growth Equity Fund

Objective

Pyxis Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2012

$165.2 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Premier Growth Equity Fund at the end of the reporting period. Pyxis Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Software & Services	21.3
Technology Hardware & Equipment	12.7
Media	9.3
Health Care Equipment & Services	8.3
Diversified Financials	8.2
Retailing	7.6
Energy	5.1
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Real Estate	4.2
Food, Beverage & Tobacco	3.2
Other Investments and Assets & Liabilities	15.9

Top 10 Holdings as of 03/31/2012 (%)*
Apple, Inc.	6.6
Qualcomm, Inc.	4.8
Schlumberger, Ltd.	4.1
Express Scripts, Inc.	3.9
eBay, Inc.	3.7
CME Group, Inc.	3.7
Liberty Global, Inc., Class C	3.6
Visa, Inc., Class A	3.6
Western Union Co. (The)	3.5
Covidien PLC	3.5

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

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FUND PROFILE (unaudited)

Pyxis Small-Cap Equity Fund

Objective

Pyxis Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2012

$39.8 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Small-Cap Equity Fund at the end of the reporting period. Pyxis Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Software & Services	13.8
Health Care Equipment & Services	11.8
Capital Goods	8.5
Energy	7.1
Materials	5.3
Banks	5.0
Insurance	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Consumer Durables & Apparel	4.0
Retailing	3.8
Other Investments and Assets & Liabilities	31.8

Top 10 Holdings as of 03/31/2012 (%)*
Bio-Reference Labs, Inc.	1.7
Jarden Corp.	1.6
Sensient Technologies Corp.	1.6
LKQ Corp.	1.5
Oil States International, Inc.	1.4
Old Dominion Freight Line, Inc.	1.4
MICROS Systems, Inc.	1.4
Parametric Technology Corp.	1.3
Applied Industrial Technologies, Inc.	1.3
Arbitron, Inc.	1.3

* Industries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

Semi-Annual Report  |  11

FUND PROFILE (unaudited)

Pyxis Global Equity Fund

Objective

Pyxis Global Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2012

$25.9 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Global Equity Fund at the end of the reporting period. Pyxis Global Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Country Classifications as of 03/31/12 (%)*
United States	46.4
United Kingdom	10.2
Japan	8.4
Germany	6.8
France	4.7
Canada	3.4
Switzerland	3.0
Hong Kong	2.2
China	2.1
Italy	1.0
Other Investments and Assets & Liabilities	11.8

Top 10 Holdings as of 03/31/2012 (%)*
Qualcomm, Inc.	2.6
Nestle SA	2.4
JPMorgan Chase & Co.	2.3
Apple, Inc.	2.2
American Tower Corp., REIT	2.2
AIA Group, Ltd.	2.2
Baidu, Inc., ADR	2.1
Anadarko Petroleum Corp.	2.0
Monsanto Co.	1.9
Diageo PLC	1.9

* Countries and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

12  |  Semi-Annual Report

FUND PROFILE (unaudited)

Pyxis International Equity Fund

Objective

Pyxis International Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2012

$13.8 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis International Equity Fund at the end of the reporting period. Pyxis International Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/12 (%)*
United Kingdom	24.9
Japan	15.0
Germany	12.2
France	10.4
Switzerland	8.8
Hong Kong	3.8
Canada	3.5
Netherlands	2.8
South Korea	2.6
Taiwan	2.2
Other Investments and Assets & Liabilities	13.8

Top 10 Holdings as of 03/31/2012 (%)*
Nestle SA	2.8
HSBC Holdings PLC	2.6
Linde AG	2.5
BG Group PLC	2.4
Royal Dutch Shell PLC, Class A	2.4
Samsung Electronics Co., Ltd.	2.2
Diageo PLC	2.2
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2
Prudential PLC	2.2
AIA Group Group, Ltd.	2.1

* Countries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report  |  13

FUND PROFILE (unaudited)

Pyxis Total Return Fund

Objective

Pyxis Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2012

$89.5 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Total Return Fund at the end of the reporting period. Pyxis Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/12 (%)*
AAA	3.0
AA	62.9
A	11.6
BBB	13.3
BB	4.0
B	1.1
CC †	0.0
D †	0.0
Not Rated	4.1

Sector Classifications as of 03/31/2012 (%)*
Common Stock	58.2
Agency Mortgage Backed	9.5
Corporate Notes	9.4
U.S. Treasuries	8.8
Non-Agency Collateralized Mortgage Backed Securities	1.0
Sovereign Bonds	0.6
Asset Backed	0.4
Preferred Stock	0.3
Agency Collateralized Mortgage Obligations	0.3
Municipal Bonds and Notes	0.2
Non-Agency Collateralized Mortgage Obligations	0.0	†
Other Investments and Asset & Liabilities	11.3

Top 10 Holdings as of 03/31/2012 (%)*
Vanguard MSCI Emerging Markets ETF	4.0
U.S. Treasury Notes 2.00%, 02/15/22	3.0
U.S. Treasury Bonds 3.13%, 02/15/42	2.8
U.S. Treasury Notes 0.88%, 01/13/17	1.8
Apple, Inc.	1.4
Federal National Mortgage Assoc. 4.00%, 12/01/41	1.3
Vanguard REIT ETF	1.3
Federal National Mortgage Assoc. 4.5%, TBA	1.1
Microsoft Corp.	1.0
U.S. Treasury Bonds 3.13%, 11/15/41	1.0

* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

† Less than 0.005%.

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FUND PROFILE (unaudited)

Pyxis Government Securities Fund

Objective

Pyxis Government Securities Fund seeks a high level of current income consistent with safety of principal.

Net Assets as of March 31, 2012

$84.6 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Government Securities Fund at the end of the reporting period. Pyxis Government Securities Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/12 (%)*
AAA	0.1
AA	99.9

Sector Classifications as of 03/31/2012 (%)*
U.S. Treasuries	86.7
U.S. Government Agency and Related	5.8
Agency Mortgage Backed	0.1
Non-Agency Collateralized Mortgage Obligations	0.1
Asset Backed	0.0	†
Other Investments and Assets & Liabilities	7.3

Top 10 Holdings as of 03/31/2012 (%)*
U.S. Treasury Notes 0.88%, 01/31/17	25.6
U.S. Treasury Notes 2.00%, 02/15/22	17.6
U.S. Treasury Notes 1.00%, 10/31/16	12.1
U.S. Treasury Bonds 0.88%, 02/28/17	11.1
U.S. Treasury Bonds 3.13%, 02/15/42	9.2
U.S. Treasury Notes 0.13%, 12/31/13	6.5
Federal Home Loan Mortgage Corp. 2.00%, 08/25/16	5.8
U.S. Treasury Notes 0.25%, 10/31/13	3.1
U.S. Treasury Notes 4.75%, 05/31/12	1.2
GEI Investment Fund	0.3

* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

† Less than 0.005%.

Semi-Annual Report  |  15

FUND PROFILE (unaudited)

Pyxis Short-Term Government Fund

Objective

Pyxis Short-Term Government Fund seeks high level of income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2012

$50.6 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Short-Term Government Fund at the end of the reporting period. Pyxis Short-Term Government Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/12 (%)*
AAA	8.4
AA	83.1
A	2.5
Not Rated	6.0

Top 10 Holdings as of 03/31/2012 (%)*
U.S. Treasury Notes 0.88%, 02/28/17	17.9
U.S. Treasury Notes 0.13%, 12/31/13	16.7
U.S. Treasury Notes 0.63%, 12/31/12	16.6
U.S. Treasury Notes 1.38%, 01/15/13	7.0
U.S. Treasury Notes 1.38%, 10/15/12	5.4
U.S. Treasury Notes 2.00%, 02/15/22	3.9
Hertz Vehicle Financing LLC 5.29%, 03/25/16	3.4
Ally Master Owner Trust 2.15%, 01/15/16	3.0
Wachovia Bank Commercial Mortgage Trust 5.20%, 10/15/44	2.2
U.S. Treasury Notes 2.38%, 02/28/15	2.2

Sector Classifications as of 03/31/2012 (%)*
U.S. Treasuries	71.7
Asset Backed	11.7
Agency Mortgage Backed	6.9
Non-Agency Collateralized Mortgage Backed Securities	5.1
Agency Collateralized Mortgage Obligations	2.8
Non-Agency Collateralized Mortgage Obligations	0.1
Other Investments and Assets & Liabilities	1.7

* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

16  |  Semi-Annual Report

FUND PROFILE (unaudited)

Pyxis Tax-Exempt Fund

Objective

Pyxis Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with preservation of capital.

Net Assets as of March 31, 2012

$37.0 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Tax-Exempt Fund at the end of the reporting period. Pyxis Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/12 (%)*
AAA	22.3
AA	47.6
A	13.1
BBB	7.2
Not Rated	9.8

Sector Classifications as of 03/31/2012 (%)*
Municipal Bonds and Notes	96.3
Other Investments and Assets & Liabilities	3.7

Top 10 Holdings as of 03/31/2012 (%)*
Missouri Highway & Transportation Commission 5.00%, 05/01/21	4.9
Los Angeles Harbor Department 5.00%, 08/01/2026	3.6
State of Hawaii 5.00%, 07/01/2024	3.6
California State Department of Water Resources 5.00%, 12/01/2021	3.5
Town of Fairfield CT 5.00%, 01/01/21	3.4
New York State Urban Development Corp. 5.50%, 01/01/19	3.3
Georgetown County School District 5.00%, 03/01/2018	3.3
Municipal Electric Authority of Georgia 5.00%, 01/01/2019	3.2
Virginia Public School Authority 5.00%, 08/01/2018	2.9
City of New Haven CT 5.00%, 12/01/2012	2.8

* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

Semi-Annual Report  |  17

FUND PROFILE (unaudited)

Pyxis Fixed Income Fund

Objective

Pyxis Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2012

$93.6 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Fixed Income Fund at the end of the reporting period. Pyxis Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/12 (%)*
AAA	3.2
AA	61.0
A	12.9
BBB	14.0
BB	4.3
B	1.8
CC †	0.0
D †	0.0
Not Rated	2.8

Top 10 Holdings as of 03/31/2012 (%)*
U.S. Treasury Notes
2.00%, 02/15/22	7.9
U.S. Treasury Bonds
3.00%, 02/15/42	7.4
Federal National Mortgage Assoc.
5.00%, TBA	5.1
Federal National Mortgage Assoc.
4.00%, 12/01/41	4.4
U.S. Treasury Bonds
3.00%, 11/15/41	2.9
Federal National Mortgage Assoc.
6.00%, TBA	2.8
U.S. Treasury Notes
0.13%, 12/31/13	2.5
Federal National Mortgage Assoc.
4.00%, TBA	2.2
U.S. Treasury Notes
1.00%, 01/31/17	2.1
Federal National Mortgage Assoc.
5.00%, 07/01/41	1.3

Sector Classifications as of 03/31/2012 (%)*
Agency Mortgage Backed	31.0
Corporate Notes	29.4
U.S. Treasuries	23.0
Non-Agency Collateralized Mortgage Backed Securities	3.4
Sovereign Bonds	2.3
Agency Collateralized Mortgage Obligations	1.0
Municipal Bonds and Notes	0.6
Asset Backed	0.4
Non-Agency Collateralized Mortgage Obligations	0.1
Other Investments and Assets & Liabilities	8.8

* Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. Top 10 Holdings excludes the Fund’s investment in a registered investment company.

† Less than 0.005%.

18  |  Semi-Annual Report

FUND PROFILE (unaudited)

Pyxis Money Market Fund II

Objective

Pyxis Money Market Fund II seeks high level of current income consistent with the preservation of capital and maintenance of liquidity.

Net Assets as of March 31, 2012

$73.5 million

Portfolio Data as of March 31, 2012

The information below provides a snapshot of Pyxis Money Market Fund II at the end of the reporting period. Pyxis Money Market Fund II is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2012 (%)*
Commercial Paper	25.5
U.S. Treasuries	19.4
U.S. Government Agency	18.2
Certificates of Deposit	17.6
Corporate Notes	10.1
Repurchase Agreement	4.8
Other Investments and Assets & Liabilities	4.4

Top 10 Holdings as of 03/31/2012 (%)*
Westpac Banking Corp., New York 0.53%, 05/11/12	5.0
Barclays Capital, Inc.	4.8
U.S. Treasury Notes 0.63%, 06/30/12	4.6
Commonwealth Bank of Australia 0.51%, 05/21/12	4.0
JP Morgan Chase & Co. 0.70%, 06/15/12	3.1
U.S. Treasury Notes 1.00%, 04/30/12	3.1
U.S. Treasury Notes 1.00%, 03/31/12	3.1
Federal National Mortgage Assoc. Discount Notes 0.03%, 04/02/21	3.1
Federal National Mortgage Assoc. 0.23%, 07/26/12	2.9
Svenska Handelsbanken AB 0.44%, 04/09/12	2.7

* Sectors and holdings are calculated as a percentage of total net assets. Top 10 Holdings excludes the Fund’s investment in a registered investment company

An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Pyxis Money Market Fund II seeks to maintain a net asset value of $1.00 per share, it is possible to lose money on an investment in the Pyxis Money Market Fund II.

Semi-Annual Report  |  19

FINANCIAL STATEMENTS

March 31, 2012

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their fair value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

20  |  Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Alpha Trend Strategies Fund

Shares		Value ($)

Exchange Traded Funds - 88.4%
EQUITY FUND - 88.4%
10,000	iShares MSCI Brazil Index Fund	647,400
50,000	iShares MSCI France Index Fund	1,103,500
18,000	Powershares QQQ Trust Series 1	1,215,900
8,000	SPDR S&P 500 Trust	1,125,760

		4,092,560

	Total Exchange Traded Funds (Cost $3,922,834)	4,092,560

Registered Investment Company - 46.1%
2,137,326	Federated Prime Obligations Fund	2,137,326

	Total Registered Investment Company (Cost $2,137,326)	2,137,326

Shares	Value ($)

Total Investments - 134.5% (Cost $6,060,160)	6,229,886

Liabilities in Excess of Other Assets - (34.5)%	(1,598,641)

Net Assets - 100.0%	4,631,245

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts

See accompanying Notes to Financial Statements  |  21

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Alternative Income Fund

Shares		Value ($)

Exchange Traded Funds - 94.2%

DEBT FUND - 94.2%
30,000	iShares iBoxx $ High Yield Corporate Bond Fund(a)	2,725,200
94,100	SPDR Barclays Capital High Yield Bond Fund	3,704,717
596,081	Vanguard High-Yield Corporate Fund	3,481,115

		9,911,032

	Total Exchange Traded Funds (Cost $9,985,857)	9,911,032

Shares		Value ($)

Registered Investment Company - 0.8%
80,680	Federated Prime Obligations Fund	80,680

	Total Registered Investment Company (Cost $80,680)	80,680

Total Investments - 95.0% (Cost $10,066,537)		9,991,712

Other Assets & Liabilities, Net - 5.0%		526,389

Net Assets - 100.0%		10,518,101

(a)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $2,452,680. The loaned securities were secured with cash collateral of $2,511,000.
See Note 5.

SPDR	Standard & Poor’s Depositary Receipt

22  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Energy and Materials Fund

Shares		Value ($)

Common Stock - 50.1%

ENERGY - 20.9%
1,521	Alpha Natural Resources,Inc.(a)	23,134
643	Anadarko Petroleum Corp.	50,373
1,375	CVR Energy, Inc.(a)	36,781
2,967	Enbridge Energy Partners LP	91,888
616	Energy Transfer Equity LP	24,825
175	EOG Resources, Inc.	19,442
1,001	EQT Corp.	48,258
589	Exxon Mobil Corp.	51,084
573	Noble Energy, Inc.	56,028
448	Range Resources Corp.	26,047
983	Royal Dutch Shell PLC, ADR	68,941
1,017	Seadrill, Ltd.(a)	38,148
2,030	Statoil ASA, ADR	55,033
1,054	Transocean, Ltd.	57,655

		647,637

MATERIALS - 5.7%
1,581	Celanese Corp.	73,011
1,792	Huntsman Corp.	25,106
461	Rockwood Holdings, Inc.(a)	24,041
301	Tronox, Inc.(a)	52,449

		174,607

UTILITIES - 23.5%
657	American Electric Power Co., Inc.	25,347
6,707	Calpine Corp.(a)	115,427
1,713	Consolidated Edison, Inc.	100,073
1,491	Dominion Resources, Inc.	76,354
2,361	Exelon Corp.	92,575
1,174	FirstEnergy Corp.	53,523
10,288	GenOn Energy, Inc.(a)	21,399
3,427	PPL Corp.	96,846
1,131	Southern Co. (The)	50,816
2,743	TECO Energy, Inc.	48,140
1,749	UGI Corp.	47,660

		728,160

	Total Common Stock (Cost $1,476,809)	1,550,404

Shares		Value ($)

Other Investments - 7.5%
678	iShares iBoxx Investment Grade Corporate Bond Fund, ETF	78,445
6,298	PowerShares Senior Loan Portfolio	154,805

	Total Other Investments (Cost $224,651)	233,250

Registered Investment Company - 38.6%
1,194,940	Federated Prime Obligations Fund	1,194,940

	Total Registered Investment Company (Cost $1,194,940)	1,194,940

Total Investments - 96.2% (Cost $2,896,400)		2,978,594

Short Sales - (2.4)%
ENERGY - (1.6)%
(1,397)	Denbury Resources, , Inc.(b)	(25,468)
(782)	HollyFrontier Corp.	(25,141)

		(50,609)

MATERIALS - (0.8)%
(925)	Kraton Performance Polymers, Inc.(b)	(24,577)

	Total Short Sales (Proceeds $74,758)	(75,186)

Other Assets & Liabilities, Net - 6.2%		191,766

Net Assets - 100.0%		3,095,174

(a)	Non-income producing security.
(b)	No dividends payable on securities sold short.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See accompanying Notes to Financial Statements  |  23

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Trend Following Fund

Shares		Value ($)

Exchange Traded Funds - 60.0%

COMMODITY FUND - 9.7%
20,000	PowerShares DB Commodity Index Tracking Fund(a)	575,600

EQUITY FUND - 50.3%
8,000	iShares MSCI EAFE Index Fund	439,200
11,000	iShares MSCI Emerging Markets Index Fund	472,340
5,000	iShares Russell 1000 Growth Index Fund	330,400
7,000	iShares Russell 2000 Growth Index Fund	667,660
5,000	iShares Russell 2000 Value Index Fund	364,850
6,000	ProShares Ultra QQQ(a)(b)	714,120

		2,988,570

	Total Exchange Traded Funds (Cost $3,397,159)	3,564,170

Shares		Value ($)

Registered Investment Company - 39.0%
2,321,364	Federated Prime Obligations Fund	2,321,364

	Total Registered Investment Company (Cost $2,321,364)	2,321,364

Total Investments - 99.0% (Cost $5,718,523)		5,885,534

Other Assets & Liabilities, Net - 1.0%		58,740

Net Assets - 100.0%		5,944,274

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $285,648. The loaned securities were secured with cash collateral of $292,800. See Note 5.

MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East

24  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis U.S. Equity Fund

Shares		Value ($)

Common Stock - 96.8%

AUTOMOBILES & COMPONENTS - 0.4%
41,758	Ford Motor Co.	521,557
6,469	Johnson Controls, Inc.	210,113

		731,670

BANKS - 2.3%
19,997	Comerica, Inc.	647,103
13,724	Regions Financial Corp.	90,441
97,044	Wells Fargo & Co.	3,313,082

		4,050,626

CAPITAL GOODS - 4.4%
20,585	ABB, Ltd., ADR(a)(b)	420,140
43,884	CAE, Inc.	449,180
5,607	Caterpillar, Inc.	597,258
16,860	Cooper Industries PLC	1,078,197
8,822	Eaton Corp.	439,600
17,978	Hexcel Corp.(a)	431,652
50,103	Honeywell International, Inc.	3,058,788
14,107	Rockwell Collins, Inc.	811,999
3,137	Siemens AG, ADR	316,335

		7,603,149

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
18,706	Corrections Corp. of America(a)	510,861

CONSUMER SERVICES - 0.9%
28,104	Las Vegas Sands Corp.	1,617,947

DIVERSIFIED FINANCIALS - 8.4%
36,660	American Express Co.	2,121,148
20,585	Ameriprise Financial, Inc.	1,176,021
19,605	Citigroup, Inc.	716,563
6,557	CME Group, Inc.	1,897,137
15,290	Goldman Sachs Group, Inc. (The)	1,901,617
65,872	Invesco, Ltd.	1,756,806
54,942	JPMorgan Chase & Co.	2,526,233
53,929	State Street Corp.	2,453,770

		14,549,295

ENERGY - 10.1%
37,897	Anadarko Petroleum Corp.	2,968,851
5,783	Apache Corp.	580,845
24,252	Chevron Corp.	2,600,784
24,672	Exxon Mobil Corp.	2,139,803
20,193	Hess Corp.	1,190,377
9,403	Marathon Petroleum Corp.	407,714
6,645	National Oilwell Varco, Inc.	528,078
10,395	Occidental Petroleum Corp.	989,916
58,980	Schlumberger, Ltd.	4,124,471
21,686	Southwestern Energy Co.(a)	663,592
5,882	Spectra Energy Corp.	185,577
28,928	Suncor Energy, Inc.	945,946
9,802	Williams Cos., Inc. (The)	302,000

		17,627,954

FOOD & STAPLES RETAILING - 0.3%
11,175	CVS Caremark Corp.	500,640

FOOD, BEVERAGE & TOBACCO - 6.0%
46,266	Archer-Daniels-Midland Co.	1,464,782
51,559	Coca-Cola Enterprises, Inc.	1,474,587
17,705	ConAgra Foods, Inc.	464,933
7,843	Kellogg Co.	420,620

Shares		Value ($)

FOOD, BEVERAGE & TOBACCO — (continued)
59,853	Kraft Foods, Inc., Class A	2,275,013
2,940	Molson Coors Brewing Co., Class B	133,035
5,685	Nestle SA, ADR	358,155
50,250	PepsiCo, Inc.	3,334,088
4,901	Philip Morris International, Inc.	434,278

		10,359,491

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
7,233	Baxter International, Inc.	432,389
64,841	Covidien PLC	3,545,506
85,582	Express Scripts, Inc.(a)	4,636,833
16,664	HCA Holdings, Inc.	412,267
23,130	ResMed, Inc.(a)	714,948
6,274	UnitedHealth Group, Inc.	369,790

		10,111,733

INSURANCE - 2.8%
19,802	ACE, Ltd.	1,449,506
4,902	Hartford Financial Services Group, Inc.	103,334
26,466	Marsh & McLennan Cos., Inc.	867,820
16,664	MetLife, Inc.	622,400
4,901	PartnerRe, Ltd.	332,729
17,251	Prudential Financial, Inc.	1,093,541
5,293	RenaissanceRe Holdings, Ltd.	400,839

		4,870,169

MATERIALS - 4.9%
3,921	Albemarle Corp.	250,630
39,660	Allegheny Technologies, Inc.	1,632,802
8,626	Ecolab, Inc.	532,397
8,626	EI du Pont de Nemours & Co.	456,315
19,212	Freeport-McMoRan Copper & Gold, Inc.	730,824
27,228	Monsanto Co.	2,171,705
11,762	Potash Corp. of Saskatchewan, Inc.	537,406
18,780	Praxair, Inc.	2,152,939

		8,465,018

MEDIA - 7.0%
13,134	CBS Corp., Class B	445,374
48,030	Comcast Corp., Class A	1,441,440
23,553	DIRECTV, Class A(a)	1,162,154
8,002	Liberty Global, Inc., Class C(a)	383,216
68,985	Nielsen Holdings NV(a)	2,079,208
53,987	Omnicom Group, Inc.	2,734,442
36,173	Sirius XM Radio, Inc.(a)	83,560
46,620	Time Warner, Inc.	1,759,905
46,071	Walt Disney Co. (The)	2,016,988

		12,106,287

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
4,902	Agilent Technologies, Inc.(a)	218,188
43,607	Amgen, Inc.(c)	2,964,840
7,841	Bristol-Myers Squibb Co.	264,634
61,263	Gilead Sciences, Inc.(a)	2,992,698
39,423	Johnson & Johnson	2,600,341
4,900	Novartis AG, ADR	271,509
60,343	PerkinElmer, Inc.	1,669,087
80,379	Pfizer, Inc.	1,821,388

See accompanying Notes to Financial Statements  |  25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis U.S. Equity Fund

Shares		Value ($)

Common Stock — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
17,182	Teva Pharmaceutical Industries, Ltd., ADR	774,221

		13,576,906

REAL ESTATE - 1.0%
27,661	American Tower Corp., REIT	1,743,196

RETAILING - 4.2%
2,772	Amazon.com, Inc.(a)	561,358
686	AutoZone, Inc.(a)	255,055
9,568	Dick’s Sporting Goods, Inc.(a)	460,029
21,704	Home Depot, Inc. (The)	1,091,928
41,171	Lowe’s Cos., Inc.	1,291,947
16,456	Macy’s, Inc.	653,797
52,425	Target Corp.	3,054,805

		7,368,919

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
9,410	Altera Corp.	374,706
23,133	Intel Corp.	650,269
7,058	Microchip Technology, Inc.(b)	262,558
29,407	Texas Instruments, Inc.	988,369

		2,275,902

SOFTWARE & SERVICES - 13.3%
19,723	Baidu, Inc., ADR(a)	2,875,022
21,566	Cognizant Technology Solutions Corp.(a)	1,659,504
10,085	Equinix, Inc.(a)	1,587,883
5,314	Google, Inc., Class A(a)	3,407,549
11,665	International Business Machines Corp.	2,433,902
131,129	Microsoft Corp.	4,228,910
125,506	Oracle Corp.	3,659,755
26,748	Visa, Inc., Class A	3,156,264
10,781	Western Union Co. (The)	189,746

		23,198,535

TECHNOLOGY HARDWARE &EQUIPMENT -11.5%
3,921	Acme Packet, Inc.(a)	107,906
18,249	Apple, Inc.(a)(c)	10,939,728
213,063	Cisco Systems, Inc.	4,506,282
65,505	Qualcomm, Inc.	4,455,650

		20,009,566

TELECOMMUNICATION SERVICES - 0.2%
11,763	AT&T, Inc.	367,358

TRANSPORTATION - 1.7%
8,626	FedEx Corp.	793,247
27,446	United Parcel Service, Inc., Class B	2,215,441

		3,008,688

Shares		Value ($)

UTILITIES - 2.2%
115,275	AES Corp. (The)(a)	1,506,644
34,308	Calpine Corp.(a)	590,441
14,704	Exelon Corp.	576,544
12,155	FirstEnergy Corp.	554,146
5,071	ITC Holdings Corp.	390,163
4,313	NextEra Energy, Inc.	263,438

		3,881,376

	Total Common Stock (Cost $140,239,273)	168,535,286

Other Investments - 1.6%
37,195	Financial Select Sector SPDR Fund, ETF	586,937
55,956	GEI Investment Fund(d)	57,635
58,788	Industrial Select Sector SPDR Fund, ETF(b)	2,199,847

	Total Other Investments (Cost $3,165,096)	2,844,419

Registered Investment Company - 1.7%
3,052,468	Federated Prime Obligations Fund	3,052,468

	Total Registered Investment Company (Cost $3,052,468)	3,052,468

Total Investments - 100.1% (Cost $146,456,837)		174,432,173

Liabilities in Excess of Other Assets - (0.1)%		(246,629)

Net Assets - 100.0%		174,185,544

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $2,881,684. The loaned securities were secured with cash collateral of $2,929,738. See Note 5.
(c)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
REIT	Real Estate Investment Trust

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:

S&P 500 Emini Index Futures	June 2012	3	$210,488	$5,436

26  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Core America Equity Fund

Shares		Value ($)

Common Stock - 93.6%

AUTOMOBILES & COMPONENTS - 1.0%
20,032	Ford Motor Co.	250,200
3,104	Johnson Controls, Inc.	100,818

		351,018

BANKS - 4.1%
9,593	Comerica, Inc.	310,429
6,583	Regions Financial Corp.	43,382
31,977	Wells Fargo & Co.	1,091,695

		1,445,506

CAPITAL GOODS - 4.6%
9,875	ABB, Ltd., ADR(a)	201,549
1,599	Caterpillar, Inc.	170,325
4,232	Cooper Industries PLC	270,636
4,232	Eaton Corp.	210,881
9,875	Honeywell International, Inc.	602,869
1,505	Siemens AG, ADR	151,764

		1,608,024

DIVERSIFIED FINANCIALS - 8.4%
11,004	American Express Co.	636,691
9,875	Ameriprise Financial, Inc.	564,159
9,405	Citigroup, Inc.	343,753
18,810	Invesco, Ltd.	501,663
9,405	JPMorgan Chase & Co.	432,442
10,345	State Street Corp.	470,698

		2,949,406

ENERGY - 10.1%
6,677	Anadarko Petroleum Corp.	523,076
8,155	Chevron Corp.	874,542
4,771	Exxon Mobil Corp.	413,789
5,925	Hess Corp.	349,279
4,511	Marathon Petroleum Corp.	195,597
1,693	National Oilwell Varco, Inc.	134,543
2,212	Occidental Petroleum Corp.	210,649
6,301	Schlumberger, Ltd.	440,629
6,113	Southwestern Energy Co.(b)	187,058
2,822	Spectra Energy Corp.	89,034
4,702	Williams Cos., Inc. (The)	144,869

		3,563,065

FOOD & STAPLES RETAILING - 0.7%
5,361	CVS Caremark Corp.	240,173

FOOD, BEVERAGE & TOBACCO - 7.7%
15,048	Archer-Daniels-Midland Co.	476,420
16,459	Coca-Cola Enterprises, Inc.	470,727
3,292	ConAgra Foods, Inc.	86,448
940	Kellogg Co.	50,412
21,688	Kraft Foods, Inc., Class A	824,361
1,411	Molson Coors Brewing Co., Class B	63,848
2,727	Nestle SA, ADR	171,801
8,464	PepsiCo, Inc.	561,586

		2,705,603

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
3,470	Baxter International, Inc.	207,437
14,107	Covidien PLC	771,371
10,345	Express Scripts, Inc.(b)	560,492
7,994	HCA Holdings, Inc.	197,772

Shares		Value ($)

HEALTH CARE EQUIPMENT & SERVICES — (continued)
3,009	UnitedHealth Group, Inc.	177,350

		1,914,422

INSURANCE - 5.0%
6,113	ACE, Ltd.	447,472
2,351	Hartford Financial Services Group, Inc.	49,559
7,994	Marsh & McLennan Cos., Inc.	262,123
7,994	MetLife, Inc.	298,576
2,351	PartnerRe, Ltd.	159,609
5,643	Prudential Financial, Inc.	357,710
2,539	RenaissanceRe Holdings, Ltd.	192,278

		1,767,327

MATERIALS - 3.2%
1,881	Albemarle Corp.	120,234
6,395	Allegheny Technologies, Inc.	263,282
4,138	EI du Pont de Nemours & Co.	218,900
6,583	Freeport-McMoRan Copper & Gold, Inc.	250,417
5,643	Potash Corp. of Saskatchewan, Inc.	257,829

		1,110,662

MEDIA - 8.9%
6,301	CBS Corp., Class B	213,667
14,578	Comcast Corp., Class A	437,486
8,561	Nielsen Holdings NV(b)	258,029
15,048	Omnicom Group, Inc.	762,181
22,365	Time Warner, Inc.	844,279
14,107	Walt Disney Co. (The)	617,604

		3,133,246

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
2,351	Agilent Technologies, Inc.(b)	104,643
7,524	Amgen, Inc.(c)	511,557
6,019	Johnson & Johnson	397,013
2,351	Novartis AG, ADR	130,269
12,320	PerkinElmer, Inc.	340,771
38,560	Pfizer, Inc.	873,770

		2,358,023

RETAILING - 3.2%
329	AutoZone, Inc.(b)	122,322
8,935	Lowe’s Cos., Inc.	280,380
7,894	Macy’s, Inc.	313,629
7,242	Target Corp.	421,991

		1,138,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
4,514	Altera Corp.	179,747
11,098	Intel Corp	311,965
3,386	Microchip Technology, Inc.(a)	125,959
10,345	Texas Instruments, Inc.	347,695

		965,366

SOFTWARE & SERVICES - 7.8%
3,762	International Business Machines Corp.(c)	784,941
38,560	Microsoft Corp.	1,243,560
22,384	Oracle Corp.	652,717

See accompanying Notes to Financial Statements  |  27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Core America Equity Fund

Shares		Value ($)

Common Stock — (continued)

SOFTWARE & SERVICES — (continued)
2,821	Western Union Co. (The)	49,650

		2,730,868

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
2,445	Apple, Inc.(b)	1,465,704
51,727	Cisco Systems, Inc.	1,094,026

		2,559,730

TELECOMMUNICATION SERVICES - 0.5%
5,643	AT&T, Inc.	176,231

TRANSPORTATION - 2.3%
2,821	FedEx Corp.	259,419
6,960	United Parcel Service, Inc., Class B	561,811

		821,230

UTILITIES - 4.0%
34,798	AES Corp. (The)(b)	454,810
16,459	Calpine Corp.(b)	283,259
7,054	Exelon Corp.	276,587
5,831	FirstEnergy Corp.	265,835
2,069	NextEra Energy, Inc.	126,375

		1,406,866

	Total Common Stock (Cost $27,911,273)	32,945,088

Shares		Value ($)

Other Investments - 1.6%
6,917	Financial Select Sector SPDR Fund, ETF	109,150
8,888	GEI Investment Fund(d)	9,155
11,754	Industrial Select Sector SPDR Fund, ETF(a)	439,835

	Total Other Investments (Cost $542,237)	558,140

Registered Investment Company - 0.1%
23,207	Federated Prime Obligations Fund .	23,207

	Total Registered Investment Company (Cost $23,207)	23,207

Total Investments - 95.3% (Cost $28,476,717)		33,526,435

Other Assets & Liabilities, Net - 4.7%		1,660,430

Net Assets - 100.0%		35,186,865

(a)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $767,343. The loaned securities were secured with cash collateral of $784,552. See Note 5.
(b)	Non-income producing security.
(c)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:
S&P 500 Emini Index Futures	June 2012	22	$1,543,575	$1,345

28  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Dividend Equity Fund

Shares		Value ($)

Common Stock - 88.5%

BANKS - 7.9%
4,055	PNC Financial Services Group, Inc.	261,507
8,450	US Bancorp	267,696
8,315	Wells Fargo & Co.	283,874

		813,077

CAPITAL GOODS - 5.1%
13,085	General Electric Co.	262,616
3,360	Hubbell, Inc., Class B	264,029

		526,645

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
15,380	Ennis, Inc.	243,312

CONSUMER DURABLES & APPAREL - 2.4%
3,915	Tupperware Brands Corp.	248,602

CONSUMER SERVICES - 3.4%
3,525	McDonald’s Corp.	345,802

DIVERSIFIED FINANCIALS - 3.0%
6,705	JPMorgan Chase & Co.	308,296

ENERGY - 4.4%
2,195	Chevron Corp.	235,392
3,125	Royal Dutch Shell PLC, ADR	220,719

		456,111

FOOD, BEVERAGE & TOBACCO - 12.8%
2,630	Diageo PLC, ADR	253,795
4,340	HJ Heinz Co.	232,407
6,850	Kellogg Co.	367,366
3,495	PepsiCo, Inc.	231,893
6,830	Unilever NV	232,425

		1,317,886

HOUSEHOLD & PERSONAL PRODUCTS -2.3%
3,545	Procter & Gamble Co. (The)	238,259

INSURANCE - 2.4%
7,000	Arthur J. Gallagher & Co.	250,180

MATERIALS - 7.2%
8,560	Packaging Corp. of America	253,290
7,125	Sonoco Products Co.	236,550
12,905	Worthington Industries, Inc.	247,518

		737,358

MEDIA - 2.8%
8,435	CBS Corp., Class B	286,031

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
4,170	Abbott Laboratories	255,579
5,115	GlaxoSmithKline PLC, ADR	229,715
5,280	Johnson & Johnson	348,269

Shares		Value ($)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
4,145	Novartis AG, ADR	229,674

		1,063,237

RETAILING - 2.6%
5,380	Home Depot, Inc. (The)	270,668

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -2.3%
6,335	Microchip Technology, Inc.(a)	235,662

SOFTWARE & SERVICES - 2.3%
7,525	Paychex, Inc.	233,200

TELECOMMUNICATION SERVICES -5.8%
11,655	AT&T, Inc.	363,986
6,035	Verizon Communications, Inc.	230,718

		594,704

TRANSPORTATION - 2.5%
3,125	United Parcel Service, Inc., Class B	252,250

UTILITIES - 6.5%
3,095	ITC Holdings Corp.	238,129
4,210	National Fuel Gas Co.	202,585
5,145	Southern Co. (The)	231,165

		671,879

	Total Common Stock (Cost $8,433,075)	9,093,159

Other Investments - 2.4%
3,975	iShares Dow Jones US Real Estate Index Fund, ETF(a)	247,603

	Total Other Investments (Cost $227,743)	247,603

Registered Investment Company - 5.1%
522,706	Federated Prime Obligations Fund	522,706

	Total Registered Investment Company (Cost $522,706)	522,706

Total Investments - 96.0% (Cost $9,183,524)		9,863,468

Other Assets & Liabilities, Net - 4.0%		405,940

Net Assets - 100.0%		10,269,408

(a)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $329,793. The loaned securities were secured with cash collateral of $334,238. See Note 5.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See accompanying Notes to Financial Statements  |  29

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Premier Growth Equity Fund

Shares		Value ($)

Common Stock - 94.2%

CAPITAL GOODS - 2.7%
71,131	Dover Corp.	4,476,985

CONSUMER SERVICES - 1.8%
50,589	Las Vegas Sands Corp.	2,912,409

DIVERSIFIED FINANCIALS - 8.2%
20,849	CME Group, Inc.	6,032,241
27,594	Goldman Sachs Group, Inc. (The)	3,431,866
88,300	State Street Corp.	4,017,650

		13,481,757

ENERGY - 5.1%
22,995	Anadarko Petroleum Corp.	1,801,428
95,965	Schlumberger, Ltd.	6,710,832

		8,512,260

FOOD, BEVERAGE & TOBACCO - 3.2%
79,715	PepsiCo, Inc.	5,289,090

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
105,776	Covidien PLC	5,783,832
118,040	Express Scripts, Inc.(a)	6,395,407
61,319	Lincare Holdings, Inc.	1,586,936

		13,766,175

MATERIALS - 2.8%
58,867	Monsanto Co.	4,695,233

MEDIA - 9.3%
104,243	DIRECTV, Class A(a)	5,143,350
90,446	Discovery Communications, Inc., Class C(a)	4,240,108
125,092	Liberty Global, Inc., Class C(a)	5,990,656

		15,374,114

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%

61,319	Amgen, Inc.(b)	4,169,079
56,720	Gilead Sciences, Inc.(a)	2,770,772

		6,939,851

REAL ESTATE - 4.2%
81,248	American Tower Corp., REIT	5,120,250
88,913	CBRE Group, Inc.(a)	1,774,703

		6,894,953

RETAILING - 7.6%
8,738	Amazon.com, Inc.(a)	1,769,532
45,683	Bed Bath & Beyond, Inc.(a)(b)	3,004,571
49,056	Dick’s Sporting Goods, Inc.	2,358,612
174,760	Lowe’s Cos., Inc.	5,483,969

		12,616,684

SOFTWARE & SERVICES - 21.3%
38,938	Baidu, Inc., ADR(a)	5,675,992
164,030	eBay, Inc.(a)	6,051,067
33,726	Intuit, Inc.	2,027,944

Shares		Value ($)

SOFTWARE & SERVICES — (continued)
108,842	Microsoft Corp.	3,510,154
56,721	Oracle Corp.	1,653,984
144,101	Paychex, Inc.	4,465,691
50,589	Visa, Inc., Class A	5,969,502
329,592	Western Union Co. (The)	5,800,819

		35,155,153

TECHNOLOGY HARDWARE & EQUIPMENT - 12.7%
18,089	Apple, Inc.(a)	10,843,813
104,243	Cisco Systems, Inc.	2,204,740
116,507	Qualcomm, Inc.	7,924,806

		20,973,359

TRANSPORTATION - 2.8%
56,720	United Parcel Service, Inc., Class B	4,578,438

	Total Common Stock (Cost $112,751,998)	155,666,461

Other Investments - 0.0%
9,471	GEI Investment Fund(c)	9,755

	Total Other Investments (Cost $9,471)	9,755

Registered Investment Company - 6.1%

10,004,450	Federated Prime Obligations Fund	10,004,450

	Total Registered Investment Company (Cost $10,004,450)	10,004,450

Total Investments - 100.3% (Cost $122,765,919)		165,680,666

Liabilities in Excess of Other Assets - (0.3)%		(528,979)

Net Assets - 100.0%		165,151,687

(a)	Non-income producing security.
(b)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To be announced

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:
S&P 500 Emini Index Futures	June 2012	89	$6,244,463	$69,639

30  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)

Common Stock - 96.0%
BANKS - 5.0%
3,000	Bryn Mawr Bank Corp.	67,320
2,200	Community Bank System, Inc.	63,316
4,800	Cullen/Frost Bankers, Inc.	279,312
8,600	Fulton Financial Corp.	90,300
3,000	Independent Bank Corp.	86,190
7,100	Prosperity Bancshares, Inc.	325,180
5,100	Sterling Bancorp	48,909
6,200	SVB Financial Group(a)	398,908
8,800	UMB Financial Corp.	393,668
3,700	Washington Trust Bancorp, Inc.	89,318
3,500	Westamerica Bancorporation	168,000

		2,010,421

CAPITAL GOODS - 8.5%
12,800	Applied Industrial Technologies, Inc.	526,464
7,300	Brady Corp., Class A	236,155
1,500	CIRCOR International, Inc.	49,905
2,900	CLARCOR, Inc.	142,361
5,900	EnPro Industries, Inc.(a)	242,490
1,000	ESCO Technologies, Inc.	36,770
2,900	Esterline Technologies Corp.(a)	207,234
3,800	Harsco Corp.	89,148
7,300	IDEX Corp.	307,549
1,100	II-VI, Inc.(a)	26,015
3,800	Mueller Industries, Inc.	172,710
11,150	Quanta Services, Inc.(a)	233,035
2,100	Raven Industries, Inc.	128,121
200	RBC Bearings, Inc.(a)	9,225
2,900	Robbins & Myers, Inc.	150,945
4,300	Teledyne Technologies, Inc.(a)	271,115
9,700	Trimas Corp.(a)	217,183
7,600	Woodward, Inc.	325,508

		3,371,933

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
8,700	ABM Industries, Inc.	211,410
4,400	Copart, Inc.(a)	114,708
2,600	CoStar Group, Inc.(a)	179,530
13,600	Healthcare Services Group, Inc.	289,272
7,150	Herman Miller, Inc.	164,164
5,050	Resources Connection, Inc.	70,952

		1,030,036

CONSUMER DURABLES & APPAREL - 4.0%
6,100	Deckers Outdoor Corp.(a)	384,605
16,000	Jarden Corp.	643,680
4,900	Maidenform Brands, Inc.(a)	110,299
2,900	Tupperware Brands Corp.	184,150
7,300	Wolverine World Wide, Inc.	271,414

		1,594,148

CONSUMER SERVICES - 2.5%
1,900	American Public Education, Inc.(a)	72,200
2,300	Capella Education Co.(a)	82,685
7,600	Cracker Barrel Old Country Store, Inc.	424,080
5,900	K12, Inc.(a)(b)	139,417
3,350	Lincoln Educational Services Corp.	26,498
1,750	Matthews International Corp., Class A	55,370

Shares		Value ($)

CONSUMER SERVICES — (continued)
900	Strayer Education, Inc.(b)	84,852
23,000	Wendy’s Co. (The)	115,230

		1,000,332

DIVERSIFIED FINANCIALS - 2.1%
5,100	Financial Engines, Inc.(a)	114,036
23,100	GFI Group, Inc.	86,856
12,000	Raymond James Financial, Inc.	438,360
5,900	Waddell & Reed Financial, Inc., Class A	191,219

		830,471

ENERGY - 7.1%
1,300	Approach Resources, , Inc.(a)	48,035
1,300	Dril-Quip, Inc.(a)	84,526
5,100	Gulfport Energy Corp.(a)	148,512
5,900	Key Energy Services, Inc.(a)	91,155
600	Lufkin Industries, Inc.	48,390
10,300	Northern Oil and Gas, Inc.(a)	213,622
5,800	Oasis Petroleum, Inc.(a)	178,814
7,200	Oil States International, Inc.(a)	562,032
3,700	Petroleum Development Corp.(a)	137,233
39,500	Pioneer Drilling Co.(a)	347,600
17,600	Resolute Energy Corp.(a)	200,288
5,200	SM Energy Co.	368,004
9,900	Superior Energy Services, Inc.(a)	260,964
14,500	Tetra Technologies, Inc.(a)	136,590

		2,825,765

FOOD & STAPLES RETAILING - 0.9%
7,300	Ruddick Corp.	292,730
4,200	Spartan Stores, Inc.	76,104

		368,834

FOOD, BEVERAGE & TOBACCO - 3.6%
16,100	Flowers Foods, Inc.	327,957
4,400	Lancaster Colony Corp.	292,424
11,700	Smart Balance, Inc.(a)	77,337
6,900	Smithfield Foods, Inc.(a)	152,007
11,000	Snyders-Lance, Inc.	284,350
5,100	TreeHouse Foods, Inc.(a)	303,450

		1,437,525

HEALTH CARE EQUIPMENT & SERVICES - 11.8%
28,650	Bio-Reference Labs, Inc.(a)	673,562
2,250	Computer Programs & Systems, Inc.	127,170
4,000	Gen-Probe, Inc.(a)	265,640
8,800	HMS Holdings Corp.(a)	274,648
7,400	Integra LifeSciences Holdings Corp.(a)	256,706
10,300	Masimo Corp.(a)	240,814
11,700	MedAssets, Inc.(a)	153,972
5,100	Medidata Solutions, Inc.(a)	135,864
6,000	Mednax, Inc.(a)	446,220
11,300	Molina Healthcare, Inc.(a)	380,019
8,730	NuVasive, Inc.(a)	147,013
11,150	Owens & Minor, Inc.	339,072
3,700	Quality Systems, Inc.	161,801
4,000	Teleflex, Inc.	244,600
7,500	Thoratec Corp.(a)	252,825
7,321	VCA Antech, Inc.(a)	169,920
4,400	Volcano Corp.(a)	124,740

See accompanying Notes to Financial Statements  |  31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)

Common Stock — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
7,300	West Pharmaceutical Services, Inc.	310,469

		4,705,055

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
5,900	Spectrum Brands Holdings, Inc.(a)	206,264

INSURANCE - 4.6%
6,000	Allied World Assurance Co. Holdings, Ltd.	412,020
4,400	Amtrust Financial Services, Inc.	118,272
5,900	Argo Group International Holdings, Ltd.	176,233
8,000	Aspen Insurance Holdings, Ltd.	223,520
7,400	Brown & Brown, Inc.	175,972
4,700	Endurance Specialty Holdings, Ltd.	191,102
10,000	HCC Insurance Holdings, Inc.	311,700
4,400	Navigators Group, Inc. (The)(a)	207,856

		1,816,675

MATERIALS - 5.3%
4,400	Aptargroup, Inc.	240,988
19,350	Commercial Metals Co.	286,767
2,900	Compass Minerals International, Inc.	208,046
16,500	Packaging Corp. of America	488,235
16,400	Sensient Technologies Corp.	623,200
5,900	Silgan Holdings, Inc.	260,780

		2,108,016

MEDIA - 3.0%
13,900	Arbitron, Inc.	514,022
9,250	John Wiley & Sons, Inc., Class A	440,208
3,700	Morningstar, Inc.	233,285

		1,187,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
2,900	Bio-Rad Laboratories, Inc.(a)	300,701
25,400	Bruker Corp.(a)	388,874
3,550	Cubist Pharmaceuticals, Inc.(a)	153,538
4,400	Genomic Health, Inc.(a)	134,684
10,600	ICON PLC, ADR(a)	224,932
7,347	Luminex Corp.(a)	171,552
7,300	Myriad Genetics, Inc.(a)	172,718
2,200	Techne Corp.	154,220

		1,701,219

REAL ESTATE - 3.7%
22,700	BioMed Realty Trust, Inc., REIT	430,846
9,450	Coresite Realty Corp., REIT	222,926
1,900	Digital Realty Trust, Inc., REIT	140,543
23,000	Omega Healthcare Investors, Inc., REIT	488,980
11,600	Sabra Healthcare REIT, Inc., REIT	190,704

		1,473,999

RETAILING - 3.8%
8,700	Aaron’s, Inc.(a)	225,330
11,000	Aeropostale, Inc.(a)	237,820
7,000	American Eagle Outfitters, Inc.	120,330

Shares		Value ($)

RETAILING — (continued)
7,350	Buckle, Inc. (The)	352,065
19,000	LKQ Corp.(a)	592,230

		1,527,775

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
2,300	Hittite Microwave Corp.(a)	124,913
18,300	Microsemi Corp.(a)	392,352
24,400	Rudolph Technologies, Inc.(a)	271,084
9,500	Semtech Corp.(a)	270,370

		1,058,719

SOFTWARE & SERVICES - 13.8%
9,300	ACI Worldwide, Inc.(a)	374,511
700	Advent Software, Inc.(a)	17,920
8,800	Ariba, Inc.(a)	287,848
9,900	Blackbaud, Inc.	328,977
8,100	Bottomline Technologies, Inc.(a)	226,314
4,400	Cardtronics, Inc.(a)	115,500
500	CommVault Systems, Inc.(a)	24,820
8,800	comScore, Inc.(a)	188,232
5,900	Concur Technologies, Inc.(a)	338,542
6,800	Ebix, Inc.	157,488
39,500	Global Cash Access Holdings, Inc.(a)	308,100
5,800	Jack Henry & Associates, Inc.	197,896
4,400	LogMeIn, Inc.(a)	155,012
9,900	MICROS Systems, Inc.(a)	547,371
4,400	NeuStar, Inc., Class A(a)	163,900
4,500	NIC, Inc.	54,585
4,700	NICE Systems, Ltd., ADR(a)	184,710
19,150	Parametric Technology Corp.(a)	535,051
8,100	QLIK Technologies, Inc.(a)	259,200
10,700	Sapient Corp.	133,215
2,900	SolarWinds, Inc.(a)	112,085
16,500	SS&C Technologies Holdings, Inc.(a)	384,945
2,000	Ultimate Software Group, Inc.(a)	146,560
3,700	Wright Express Corp.(a)	239,501

		5,482,283

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
7,300	Elster Group SE, ADR(a)	115,413
5,100	Measurement Specialties, Inc.(a)	171,870
6,755	National Instruments Corp.	192,653
4,400	Silicon Graphics International Corp.(a)(b)	42,592
6,650	Zebra Technologies Corp., Class A(a)	273,847

		796,375

TRANSPORTATION - 3.3%
7,700	Genesee & Wyoming, Inc., Class A(a)	420,266
3,700	Hub Group, Inc., Class A(a)	133,311
1,700	Landstar System, Inc.	98,124
11,700	Old Dominion Freight Line, Inc.(a)	557,739
7,300	UTi Worldwide, Inc.	125,779

		1,335,219

32  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)

Common Stock — (continued)
UTILITIES - 0.9%
9,200	IDACORP, Inc.	378,304

	Total Common Stock (Cost $33,164,654)	38,246,883

Other Investments - 0.0%
6,410	GEI Investment Fund	6,602

	Total Other Investments (Cost $6,410)	6,602

Registered Investment Company - 4.1%
1,624,775	Federated Prime Obligations Fund .	1,624,775

	Total Registered Investment Company (Cost $1,624,775)	1,624,775

Total Investments - 100.1% (Cost $34,795,839)		39,878,260

Liabilities in Excess of Other Assets - (0.1)%		(28,641)

Net Assets - 100.0%		39,849,619

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securities loaned was $266,861. The loaned securities were secured with cash collateral of $276,805. See Note 5.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements  |  33

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Global Equity Fund

Shares		Value ($)

Common Stock - 96.0%
ARGENTINA - 0.6%
8,609	Arcos Dorados Holdings, Inc.	155,737

AUSTRALIA - 0.6%
20,793	Brambles, Ltd.	152,937

BERMUDA - 0.5%
1,573	RenaissanceRe Holdings, Ltd.	119,123

CANADA - 3.4%
13,434	CAE, Inc.	137,505
5,728	Potash Corp. of Saskatchewan, Inc.	261,712
12,435	Suncor Energy, Inc.	406,624
1,480	TransCanada Corp.	63,423

		869,264

CHINA - 2.1%
3,652	Baidu, Inc., ADR(a)	532,352

DENMARK - 0.8%
9	AP Moller - Maersk AS, Class B	69,402
1,746	Carlsberg AS, Class B	144,079

		213,481

FRANCE - 4.7%
4,254	Alstom SA	165,759
6,115	BNP Paribas SA	289,699
6,748	Eutelsat Communications SA	249,101
1,916	LVMH Moet Hennessy Louis Vuitton SA	328,766
5,382	Safran SA	197,492

		1,230,817

GERMANY - 6.8%
1,862	Adidas AG	145,157
3,459	Bayer AG	242,939
2,406	Beiersdorf AG	156,759
2,723	Deutsche Bank AG	135,276
4,170	Fresenius SE & Co. KGaA	426,985
3,128	HeidelbergCement AG	189,054
2,433	Kabel Deutschland Holding AG(a)	150,046
3,585	SAP AG	249,974
734	Siemens AG	73,887

		1,770,077

HONG KONG - 2.2%
152,859	AIA Group, Ltd.	560,129

INDIA - 0.6%
69,748	Power Grid Corp. of India, Ltd.(a)	148,066

IRELAND - 0.3%
6,621	WPP PLC	90,395

ITALY - 1.0%
7,230	Luxottica Group SpA	261,405

JAPAN - 8.4%
3,500	FamilyMart Co., Ltd.	148,855
1,700	FANUC Corp.	303,250
16	Japan Tobacco, Inc.	90,601
9,200	JS Group Corp.	193,737
134	Jupiter Telecommunications Co., Ltd.	134,985
25,000	Kubota Corp.	241,509

Shares		Value ($)

JAPAN — (continued)
5,300	Softbank Corp.(a)	157,593
16,600	Suzuki Motor Corp.	398,787
20,000	Toray Industries, Inc.	149,219
8,400	Toyota Motor Corp.	364,396

		2,182,932

LUXEMBOURG - 0.4%
819	Millicom International Cellular SA, SDR	92,572

MAYLASIA - 0.8%
59,600	Genting Bhd	210,891

NETHERLANDS - 0.9%
13,642	ING Groep NV(a)	113,490
3,705	Unilever NV	125,890

		239,380

SINGAPORE - 0.6%
11,000	United Overseas Bank, Ltd.	160,536

SWEDEN - 0.7%
9,418	Hexagon AB, Class B	182,247

SWITZERLAND - 3.0%
9,797	Nestle SA	615,666
2,991	Novartis AG	165,326

		780,992

TAIWAN - 1.0%
16,521	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	252,441

UNITED KINGDOM - 10.2%
35,489	Aegis Group PLC	104,786
3,600	Aggreko PLC	129,418
15,855	BG Group PLC	366,812
8,213	BHP Billiton PLC	250,308
10,358	Cookson Group PLC	114,357
20,003	Diageo PLC	480,196
23,138	HSBC Holdings PLC	205,103
16,950	Prudential PLC	202,437
7,348	Royal Dutch Shell PLC, Class A	256,865
16,818	Standard Chartered PLC	419,188
4,511	Vodafone Group PLC, ADR	124,819

		2,654,289

UNITED STATES - 46.4%
1,135	Acme Packet, Inc.(a)	31,235
17,655	AES Corp. (The)(a)	230,751
2,877	Allegheny Technologies, Inc.	118,446
8,914	American Tower Corp., REIT	561,760
6,543	Anadarko Petroleum Corp.	512,579
949	Apple, Inc.(a)(b)	568,897
4,481	Archer-Daniels-Midland Co.	141,868
1,593	Baxter International, Inc.	95,230
594	CME Group, Inc.	171,862
2,871	Cooper Industries PLC	183,600
3,639	Covidien PLC	198,981
2,846	Cummins, Inc.	341,634
2,196	Dick’s Sporting Goods, Inc.	105,584
2,250	Discover Financial Services	75,015
4,205	Discovery Communications, Inc., Class C(a)	197,130
1,990	eBay, Inc.(a)	73,411
3,039	Equinix, Inc.(a)	478,491

34  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Global Equity Fund

Shares		Value ($)

Common Stock — (continued)
UNITED STATES — (continued)
8,309	Express Scripts, Inc.(a)	450,182
10,979	Ford Motor Co.	137,128
4,821	Freeport-McMoRan Copper & Gold, Inc.	183,391
410	Google, Inc., Class A(a)	262,908
9,854	Invesco, Ltd.	262,806
3,188	ITC Holdings Corp.	245,285
2,047	Johnson & Johnson	135,020
13,038	JPMorgan Chase & Co.	599,487
1,990	Kellogg Co.	106,724
7,940	Kraft Foods, Inc., Class A	301,799
2,861	Las Vegas Sands Corp.	164,708
936	Liberty Media Corp., Class A(a)	82,508
4,446	Lowe’s Cos., Inc.	139,515
3,225	Microsoft Corp.	104,006
6,279	Monsanto Co.	500,813
14,835	Nielsen Holdings NV(a)	447,127
10,930	Oracle Corp.	318,719
1,881	PepsiCo, Inc.	124,804
7,856	PerkinElmer, Inc.	217,298
3,617	Praxair, Inc.	414,653
9,755	Qualcomm, Inc.	663,535
1,971	Range Resources Corp.	114,594
1,354	Rockwell Collins, Inc.	77,936
5,785	Schlumberger, Ltd.	404,545
1,894	Target Corp.	110,363
2,848	United Parcel Service, Inc., Class B	229,891
1,574	Visa, Inc., Class A	185,732
902	Wabtec Corp.	67,984
1,526	Walt Disney Co. (The)	66,808
8,828	Wells Fargo & Co.	301,388
6,961	Western Union Co. (The)	122,514
5,755	Yum! Brands, Inc.	409,641

		12,040,286

	Total Common Stock (Cost $21,455,340)	24,900,349

Shares		Value ($)

Preferred Stock - 0.7%
BRAZIL - 0.7%
9,783	Itau Unibanco Holding SA	187,155

	Total Preferred Stock (Cost $189,847)	187,155

Other Investments - 0.9%
2,831	Financial Select Sector SPDR Fund, ETF	44,673
20,097	GEI Investment Fund(c)	20,700
4,500	Industrial Select Sector SPDR Fund, ETF(d)	168,390

	Total Other Investments (Cost $191,868)	233,763

Registered Investment Company - 2.4%
613,289	Federated Prime Obligations Fund	613,289

	Total Registered Investment Company (Cost $613,289)	613,289

Total Investments - 100.0% (Cost $22,450,344)		25,934,556

Other Assets & Liabilities, Net - 0.0%		836

Net Assets - 100.0%		25,935,392

(a)	Non-income producing security.
(b)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.
(d)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $168,390. The loaned securities were secured with cash collateral of $171,000. See Note 5.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements  |  35

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Global Equity Fund

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
Euro Stoxx 50 Index Futures	June 2012	1	$32,081	$(1,244)
FTSE 100 Index Futures	June 2012	1	91,543	(2,729)
S&P 500 Emini Index Futures	June 2012	3	210,488	5,436

				$1,463

Industry	Percentage (based on total investments)
Software & Services	9.0%
Food, Beverage & Tobacco	8.2%
Energy	8.2%
Capital Goods	8.1%
Materials	8.0%
Banks	6.0%
Media	5.9%
Technology Hardware & Equipment	5.6%
Diversified Financials	5.2%
Health Care Equipment & Services	4.5%
Consumer Services	3.6%
Automobiles & Components	3.5%
Insurance	3.4%
Pharmaceuticals, Biotechnology & Life Sciences	2.9%
Consumer Durables & Apparel	2.8%
Utilities	2.4%
Real Estate	2.2%
Telecommunication Services	1.4%
Retailing	1.4%
Transportation	1.1%
Commercial & Professional Services	1.1%
Semiconductors & Semiconductor Equipment	1.0%
Household & Personal Products	0.6%
Food & Staples Retailing	0.6%

96.7%

Other Instruments	Percentage (based on total investments)
Other Investments	0.9%
Registered Investment Company	2.4%

3.3%

100.0%

36  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis International Equity Fund

Shares		Value ($)

Common Stock - 96.9%

AUSTRALIA - 1.8%
20,397	Brambles, Ltd.	150,024
87,977	Lynas Corp., Ltd.(a)	99,798

		249,822

BELGIUM - 0.4%
828	Anheuser-Busch InBev NV	60,403

BRAZIL - 1.1%
3,427	Petroleo Brasileiro SA, ADR	87,594
2,574	Vale SA, ADR	58,404

		145,998

CANADA - 3.5%
1,290	Canadian Natural Resources, Ltd.	42,671
744	Cenovus Energy, Inc.	26,724
3,276	Kinross Gold Corp.	31,959
3,778	Potash Corp. of Saskatchewan, Inc.	172,145
6,395	Suncor Energy, Inc.	208,528

		482,027

CHINA - 1.4%
1,337	Baidu, Inc., ADR(a)	194,894

FRANCE - 10.4%
7,934	AXA SA	131,332
3,566	BNP Paribas SA	168,940
3,177	Cap Gemini SA	141,986
2,795	Cie Generale d’Optique Essilor International SA	248,747
951	LVMH Moet Hennessy Louis Vuitton SA	163,182
6,718	Safran SA	246,517
1,362	Total SA	69,359
2,510	Vallourec SA	158,772
2,067	Vinci SA	107,628

		1,436,463

GERMANY - 10.9%
1,215	Adidas AG	94,719
1,880	Bayer AG	132,040
547	Daimler AG	32,933
2,664	Deutsche Bank AG	132,345
586	Deutsche Boerse AG	39,393
2,300	Fresenius SE & Co. KGaA	235,507
1,274	HeidelbergCement AG	77,000
1,901	Linde AG	340,622
3,933	SAP AG	274,239
1,386	Siemens AG	139,519

		1,498,317

HONG KONG - 3.8%
76,587	AIA Group, Ltd.	280,641
14,810	Hutchison Whampoa, Ltd.	148,024
16,497	Wharf Holdings, Ltd.	89,667

		518,332

INDIA - 0.3%
19,507	Power Grid Corp. of India, Ltd.	41,411

IRELAND - 1.3%
12,857	WPP PLC	175,534

Shares		Value ($)

ITALY - 1.6%
5,784	ENI SpA	135,488
2,533	Luxottica Group SpA	91,582

		227,070

JAPAN - 15.0%
23,910	Bank of Yokohama, Ltd. (The)	120,284
1,600	Daikin Industries, Ltd.	43,803
600	Daito Trust Construction Co., Ltd.	54,171
1,300	FANUC Corp	231,897
300	Fast Retailing Co., Ltd.	68,753
1,000	JGC Corp.	31,168
1,000	Kubota Corp.	9,660
6,200	Mitsubishi Corp.	144,650
22,000	Mitsubishi Heavy Industries, Ltd.	107,200
3,500	Nissan Motor Co., Ltd.	37,469
600	SMC Corp.	95,948
5,100	Softbank Corp.(a)	151,646
7,600	Sony Financial Holdings, Inc.	135,756
7,000	Sumitomo Realty & Development Co., Ltd.	169,694
10,400	Suzuki Motor Corp.	249,843
5,124	Toyota Motor Corp.	222,282
3,700	Unicharm Corp.	196,476

		2,070,700

MEXICO - 0.4%
2,205	America Movil SAB de CV, Class L, ADR	54,750

NETHERLANDS - 2.8%
2,052	European Aeronautic Defence and Space Co. NV	83,906
13,819	ING Groep NV(a)	114,962
1,995	Koninklijke Philips Electronics NV(a)	40,382
4,201	Unilever NV	142,743

		381,993

SINGAPORE - 1.3%
12,305	United Overseas Bank, Ltd.	179,581

SOUTH KOREA - 2.6%
315	Hyundai Motor Co.	64,776
268	Samsung Electronics Co., Ltd.	301,575

		366,351

SPAIN - 0.4%
3,326	Telefonica SA	54,413

SWEDEN - 2.0%
3,020	Alfa Laval AB	61,944
6,485	Hexagon AB, Class B	125,491
8,833	Telefonaktiebolaget LM Ericsson, Class B	91,254

		278,689

SWITZERLAND - 8.8%
3,417	Credit Suisse Group AG	97,272
6,136	Nestle SA	385,600
4,190	Novartis AG	231,601
722	Roche Holding AG	125,492
653	Syngenta AG(a)	225,481
529	Zurich Financial Services AG	141,988

		1,207,434

See accompanying Notes to Financial Statements  |  37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis International Equity Fund

Shares		Value ($)

Common Stock — (continued)

TAIWAN - 2.2%
849	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,973
103,037	Taiwan Semiconductor Manufacturing Co., Ltd.	296,391

		309,364

UNITED KINGDOM - 24.9%
3,750	Aggreko PLC	134,810
13,849	BG Group PLC	320,402
8,180	BHP Billiton PLC	249,303
10,781	Capita Group PLC (The)	126,176
12,417	Diageo PLC	298,085
10,287	G4S PLC	44,788
3,176	G4S PLC	13,883
39,565	HSBC Holdings PLC	350,717
163,619	Lloyds Banking Group PLC(a)	87,851
23,899	National Grid PLC	240,754
24,572	Prudential PLC	293,468
3,860	Reckitt Benckiser Group PLC	217,891
4,291	Rio Tinto PLC	236,256
9,161	Royal Dutch Shell PLC, Class A	319,599
9,419	Standard Chartered PLC	234,768
94,598	Vodafone Group PLC	260,270

		3,429,021

	Total Common Stock (Cost $12,394,105)	13,362,567

Preferred Stock - 1.5%

BRAZIL - 0.2%
1,324	Itau Unibanco Holding SA	25,329

GERMANY - 1.3%
1,020	Volkswagen AG	179,096

	Total Preferred Stock (Cost $173,641)	204,425

Other Investments - 0.1%
12,173	GEI Investment Fund(b)	12,538

	Total Other Investments (Cost $12,173)	12,538

Registered Investment Company - 0.1%
19,347	Federated Prime Obligations Fund	19,347

	Total Registered Investment Company (Cost $19,347)	19,347

Total Investments - 98.6%		13,598,877

(Cost $12,599,266)
Other Assets & Liabilities, Net - 1.4%		187,727

Net Assets - 100.0%		13,786,604

(a)	Non-income producing security.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt

Industry	Percentage (based on total investments)
Capital Goods	12.1%
Materials	11.0%
Energy	8.9%
Banks	8.6%
Insurance	7.2%
Food, Beverage & Tobacco	6.5%
Automobiles & Components	5.8%
Software & Services	4.5%
Semiconductors & Semiconductor Equipment	4.5%
Telecommunication Services	3.8%
Pharmaceuticals, Biotechnology & Life Sciences	3.6%
Health Care Equipment & Services	3.6%
Commercial & Professional Services	3.5%
Household & Personal Products	3.0%
Diversified Financials	2.8%
Consumer Durables & Apparel	2.6%
Real Estate	2.3%
Utilities	2.1%
Technology Hardware & Equipment	1.6%
Media	1.3%
Retailing	0.5%

99.8%

Other Investments	Percentage (based on total investments)
Other Investments	0.1%
Registered Investment Company	0.1%

100.0%

38  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Total Return Fund

Shares		Value ($)

Domestic Equity - 41.0%

COMMON STOCK - 41.0%

AUTOMOBILES & COMPONENTS - 0.2%
7,825	Ford Motor Co.	97,734
1,211	Johnson Controls, Inc.	39,333

		137,067

BANKS - 1.6%
2,561	BankUnited, Inc.	64,025
5,863	Comerica, Inc.	189,727
9,504	People’s United Financial, Inc.	125,833
7,406	Regions Financial Corp.	48,806
9,606	Standard Chartered PLC	239,429
19,882	Wells Fargo & Co.	678,771
4,524	Zions Bancorporation	97,085

		1,443,676

CAPITAL GOODS - 2.1%
705	Alliant Techsystems, Inc.	35,335
557	Boeing Co. (The)	41,424
625	Caterpillar, Inc.	66,575
5,452	Cooper Industries PLC	348,655
835	Cummins, Inc.	100,233
3,189	Dover Corp.	200,716
4,252	Eaton Corp.	211,877
5,650	Harsco Corp.	132,549
3,530	Hexcel Corp.(a)	84,755
6,455	Honeywell International, Inc.	394,078
1,678	MSC Industrial Direct Co., Class A	139,744
4,490	Quanta Services, Inc.(a)	93,841

		1,849,782

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,912	Corrections Corp. of America(a)	161,457
2,527	FTI Consulting, Inc.(a)	94,813
1,549	IHS, Inc., Class A(a)	145,064
973	Stericycle, Inc.(a)	81,382

		482,716

CONSUMER DURABLES & APPAREL - 0.5%
2,310	Coach, Inc.	178,517
970	LVMH Moet Hennessy Louis Vuitton SA	166,442
4,849	MDC Holdings, Inc.	125,056
319	Michael Kors Holdings, Ltd.	14,862

		484,877

CONSUMER SERVICES - 0.8%
4,679	Arcos Dorados Holdings, Inc., Class A	84,643
1,188	Darden Restaurants, Inc.	60,778
2,268	Las Vegas Sands Corp.	130,569
1,949	McDonald’s Corp.	191,197
3,029	Penn National Gaming, Inc.(a)	130,186
3,574	Royal Caribbean Cruises, Ltd.	105,183

		702,556

DIVERSIFIED FINANCIALS - 3.4%
1,575	Affiliated Managers Group, Inc.(a)	176,101
5,820	American Express Co.	336,745
5,788	Ameriprise Financial, Inc.	330,668
7,388	Citigroup, Inc.	270,031
1,276	CME Group, Inc.	369,185
371	Franklin Resources, Inc.	46,015

Shares		Value ($)

COMMON STOCK — (continued)

DIVERSIFIED FINANCIALS — (continued)
1,237	Goldman Sachs Group, Inc. (The)	153,846
15,435	Invesco, Ltd.	411,651
10,450	JPMorgan Chase & Co.	480,491
1,623	MSCI, Inc., Class A(a)	59,743
7,999	State Street Corp.	363,954

		2,998,430

ENERGY - 3.7%
1,056	Alpha Natural Resources, Inc.(a)	16,062
4,307	Anadarko Petroleum Corp.	337,410
5,598	Chevron Corp.	600,330
1,373	ConocoPhillips	104,362
1,864	Exxon Mobil Corp.(b)	161,665
2,447	Forest Oil Corp.(a)	29,658
3,131	Hess Corp.	184,572
1,762	Marathon Petroleum Corp.	76,400
5,836	McDermott International, Inc.(a)	74,759
661	National Oilwell Varco, Inc.	52,530
2,862	Noble Corp.(a)	107,239
2,713	Occidental Petroleum Corp.	258,359
2,024	Peabody Energy Corp.	58,615
930	Pioneer Natural Resources Co.	103,779
2,061	Range Resources Corp.	119,827
9,190	Schlumberger, Ltd.	642,657
3,471	Southwestern Energy Co.(a)	106,213
3,972	Spectra Energy Corp.	125,317
1,000	Ultra Petroleum Corp.(a)	22,630
4,736	Weatherford International, Ltd.(a)	71,466
1,837	Williams Cos., Inc. (The)	56,598

		3,310,448

FOOD & STAPLES RETAILING - 0.1%
2,093	CVS Caremark Corp.	93,766

FOOD, BEVERAGE & TOBACCO - 2.4%
5,878	Archer-Daniels-Midland Co.	186,097
10,288	Coca-Cola Enterprises, Inc.	294,237
1,285	ConAgra Foods, Inc.	33,744
1,856	General Mills, Inc.	73,219
368	Kellogg Co.	19,736
13,018	Kraft Foods, Inc., Class A	494,814
1,703	McCormick & Co., Inc.	92,694
1,190	Mead Johnson Nutrition Co.	98,151
1,462	Molson Coors Brewing Co., Class B	66,156
8,662	PepsiCo, Inc.	574,724
2,071	Philip Morris International, Inc.	183,511
4,283	Unilever NV	—

		2,117,083

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
1,355	Baxter International, Inc.	81,002
3,032	Catalyst Health Solutions, Inc.(a)	193,229
11,774	Covidien PLC	643,802
9,333	Express Scripts, Inc.(a)	505,662
827	Gen-Probe, Inc.(a)	54,921
3,123	HCA Holdings, Inc.	77,263
2,749	Lincare Holdings, Inc.	71,144
1,765	Masimo Corp.(a)	41,266
1,176	UnitedHealth Group, Inc.	69,313
2,634	Universal Health Services, Inc., Class B	110,391

		1,847,993

See accompanying Notes to Financial Statements  |  39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Shares		Value ($)

Domestic Equity — (continued)

COMMON STOCK — (continued)

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
2,854	Clorox Co.	196,212
1,470	Kimberly-Clark Corp.	108,618
2,228	Procter & Gamble Co. (The)	149,744

		454,574

INSURANCE - 1.4%
5,136	ACE, Ltd.	375,955
919	Hartford Financial Services Group, Inc.	19,373
6,251	HCC Insurance Holdings, Inc.	194,844
3,123	Marsh & McLennan Cos., Inc.	102,403
5,535	MetLife, Inc.	206,732
918	PartnerRe, Ltd.	62,323
3,800	Prudential Financial, Inc.	240,882
992	RenaissanceRe Holdings, Ltd.	75,124

		1,277,636

MATERIALS - 1.6%
1,165	Albemarle Corp.	74,467
4,178	Allegheny Technologies, Inc.	172,008
556	Celanese Corp., Class A	25,676
3,094	Century Aluminum Co.(a)	27,475
1,085	Cytec Industries, Inc.	65,957
1,595	Ecolab, Inc.	98,443
3,825	EI du Pont de Nemours & Co.	202,342
4,336	Freeport-McMoRan Copper & Gold, Inc.	164,941
1,689	Intrepid Potash, Inc.(a)	41,093
4,047	Monsanto Co.	322,789
1,328	Praxair, Inc.	152,242
2,269	Rexnord Corp.(a)	47,876

		1,395,309

MEDIA - 2.8%
2,461	CBS Corp., Class B	83,453
5,697	Comcast Corp.	170,967
4,674	DIRECTV, Class A(a)	230,615
769	Discovery Communications, Inc., Class A(a)	38,911
5,344	Discovery Communications, Inc., Class C(a)	250,527
8,233	Liberty Global, Inc., Class C(a)	394,278
1,013	Liberty Media Corp., Class A(a)	89,296
7,196	Nielsen Holdings NV(a)	216,887
8,450	Omnicom Group, Inc.	427,992
9,924	Time Warner, Inc.	374,631
5,510	Walt Disney Co. (The)	241,228

		2,518,785

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
920	Agilent Technologies, Inc.	40,949
2,086	Alexion Pharmaceuticals, Inc.(a)	193,706
5,688	Amgen, Inc.(b)	386,727
6,050	Bristol-Myers Squibb Co.	204,188
1,635	Covance, Inc.(a)	77,875
2,543	Gilead Sciences, Inc.(a)	124,226
5,813	Human Genome Sciences, Inc.(a)(c)	47,899
2,300	Illumina, Inc.(a)	121,003
3,004	Incyte Corp., Ltd.(a)(c)	57,977
5,988	Johnson & Johnson	394,968

Shares		Value ($)

COMMON STOCK — (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
3,303	Merck & Co., Inc.	126,835
455	Mettler-Toledo International, Inc.(a)	84,061
4,813	PerkinElmer, Inc.	133,128
24,860	Pfizer, Inc.	563,328
2,391	Thermo Fisher Scientific, Inc.	134,805
1,794	Vertex Pharmaceuticals, Inc.(a)	73,572

		2,765,247

REAL ESTATE - 1.1%
6,211	American Tower Corp. REIT	391,417
10,896	CBRE Group, Inc., Class A REIT(a)	217,484
3,746	Douglas Emmett, Inc. REIT	85,446
705	Equity Residential REIT	44,147
501	Public Storage REIT	69,223
1,126	Rayonier, Inc. REIT	49,645
687	Simon Property Group, Inc. REIT	100,082
782	SL Green Realty Corp. REIT	60,644

		1,018,088

RETAILING - 1.9%
392	Amazon.com, Inc.(a)	79,384
128	AutoZone, Inc.(a)	47,590
4,376	Bed Bath & Beyond, Inc.(a)(b)	287,810
2,199	Dick’s Sporting Goods, Inc.	105,728
1,205	Genuine Parts Co.	75,614
2,969	Home Depot, Inc. (The)	149,370
221	HomeAway, Inc.(a)(c)	5,607
15,222	Lowe’s Cos., Inc.	477,666
3,084	Macy’s, Inc.	122,527
1,531	O’Reilly Automotive, Inc.(a)	139,857
2,829	Target Corp.	164,846
2,545	Urban Outfitters, Inc.(a)	74,085

		1,730,084

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
1,763	Altera Corp.	70,203
2,152	Hittite Microwave Corp.(a)	116,875
10,645	Intel Corp.(b)	299,231
6,642	Marvell Tech. Group, Ltd.(a)	104,479
2,622	Microchip Technology, Inc.(c)	97,538
7,196	Texas Instruments, Inc.	241,858

		930,184

SOFTWARE & SERVICES - 4.2%
10,135	Activision Blizzard, Inc.	129,931
1,946	Citrix Systems, Inc.(a)	153,559
7,354	eBay, Inc.(a)	271,289
772	Equinix, Inc.(a)	121,551
3,028	International Business Machines Corp.(b)	631,792
1,512	Intuit, Inc.	90,917
1,220	MercadoLibre, Inc.	119,304
28,108	Microsoft Corp.	906,483
3,713	Monster Worldwide, Inc.(a)	36,202
11,287	Oracle Corp.	329,129
10,357	Paychex, Inc.	320,963
4,116	Rovi Corp.(a)	133,976
2,268	Visa, Inc., Class A	267,624

40  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Shares		Value ($)

Domestic Equity — (continued)

COMMON STOCK — (continued)

SOFTWARE & SERVICES — (continued)
15,877	Western Union Co. (The)	279,435

		3,792,155

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
2,062	Apple, Inc.(a)	1,236,107
34,306	Cisco Systems, Inc.(b)	725,572
3,666	Juniper Networks, Inc.(a)	83,878
9,139	Qualcomm, Inc.	621,635
2,921	Synaptics, Inc.(a)	106,646

		2,773,838

TELECOMMUNICATION SERVICES - 0.4%
6,071	AT&T, Inc.	189,597
1,339	NII Holdings, Inc.(a)	24,517
2,672	Verizon Communications, Inc.	102,151
2,823	Windstream Corp.(c)	33,057

		349,322

TRANSPORTATION - 1.0%
1,101	FedEx Corp.	101,248
928	Union Pacific Corp.	99,741
7,805	United Parcel Service, Inc., Class B	630,020
2,397	UTi Worldwide, Inc.	41,300

		872,309

UTILITIES - 1.5%
26,731	AES Corp. (The)(a)	349,374
1,633	American Water Works Co., Inc.	55,571
9,002	Calpine Corp.(a)	154,924
2,283	Dominion Resources, Inc.	116,912
3,945	Exelon Corp.	154,683
2,278	FirstEnergy Corp.	103,854
2,753	ITC Holdings Corp.	211,816
808	NextEra Energy, Inc.	49,353
2,269	Southern Co. (The)	101,946

		1,298,433

	Total Domestic Equity (Cost $31,385,319)	36,644,358

Foreign Equity - 17.5%

COMMON STOCK - 17.2%

AUTOMOBILES & COMPONENTS - 0.7%
558	Daimler AG	33,595
317	Hyundai Motor Co.	65,188
3,400	Nissan Motor Co., Ltd.	36,398
10,600	Suzuki Motor Corp.	254,647
5,306	Toyota Motor Corp.	230,177

		620,005

BANKS - 1.0%
24,858	Bank of Yokohama, Ltd. (The)	125,053
3,636	BNP Paribas SA	172,256
40,342	HSBC Holdings PLC	357,604
166,823	Lloyds Banking Group PLC(a)	89,571
12,360	United Overseas Bank, Ltd.	180,384

		924,868

CAPITAL GOODS - 2.0%
3,857	ABB, Ltd. ADR(c)	78,721

Shares		Value ($)

COMMON STOCK — (continued)

CAPITAL GOODS — (continued)
3,079	Alfa Laval AB	63,154
1,700	Daikin Industries, Ltd.	46,541
2,092	European Aeronautic Defence and Space Co. NV	85,542
1,300	FANUC Corp.	231,897
15,167	Hutchison Whampoa, Ltd.	151,592
1,000	JGC Corp.	31,168
2,033	Koninklijke Philips Electronics N.V.(a)	41,152
1,000	Kubota Corp.	9,660
6,300	Mitsubishi Corp.	146,983
22,000	Mitsubishi Heavy Industries, Ltd.	107,200
6,850	Safran SA	251,361
1,413	Siemens AG	142,237
588	Siemens AG ADR	59,294
700	SMC Corp.	111,939
2,595	Vallourec SA	164,149
2,108	Vinci SA	109,762

		1,832,352

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
3,823	Aggreko PLC	137,434
20,797	Brambles, Ltd.	152,967
10,995	Capita Group PLC (The)	128,680
10,486	G4S PLC	45,655
3,238	G4S PLC	14,155

		478,891

CONSUMER DURABLES & APPAREL - 0.2%
1,240	Adidas AG	96,668
2,474	Luxottica Group SpA	89,449

		186,117

DIVERSIFIED FINANCIALS - 0.4%
3,484	Credit Suisse Group AG	99,179
2,716	Deutsche Bank AG	134,928
598	Deutsche Boerse AG	40,200
14,090	ING Groep NV CVA(a)	117,217

		391,524

ENERGY - 2.0%
15,165	Afren PLC(a)	32,323
16,127	BG Group PLC	373,105
1,314	Canadian Natural Resources, Ltd.	43,465
1,669	Cenovus Energy, Inc.	59,950
12,927	China Oilfield Services, Ltd., Class H	18,548
50,024	China Petroleum & Chemical Corp., Class H	54,508
1,251	Cie Generale de Geophysique - Veritas(a)	36,968
8,100	ENI SpA	189,739
4,744	Gasfrac Energy Services, Inc.(a)	35,647
3,658	Gazprom OAO ADR	45,249
3,493	Petroleo Brasileiro SA ADR	89,281
1,206	Royal Dutch Shell PLC ADR	84,577
12,014	Royal Dutch Shell PLC, Class A	419,131
7,978	Suncor Energy, Inc.	260,146
1,389	Total SA	70,734

		1,813,371

See accompanying Notes to Financial Statements  |  41

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Shares		Value ($)

Foreign Equity — (continued)

COMMON STOCK — (continued)

FOOD, BEVERAGE & TOBACCO - 1.2%
812	Anheuser-Busch InBev NV	59,236
12,660	Diageo PLC	303,918
759	Diageo PLC ADR	73,244
6,257	Nestle SA	393,204
1,065	Nestle SA ADR	67,095
4,283	Unilever NV	145,529

		1,042,226

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
2,850	Cie Generale d’Optique Essilor International SA	253,643
2,345	Fresenius SE & Co. KGaA	240,115

		493,758

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
3,935	Reckitt Benckiser Group PLC	222,125
3,800	Unicharm Corp.	201,786

		423,911

INSURANCE - 1.1%
78,092	AIA Group, Ltd.	286,156
8,090	AXA SA	133,915
25,054	Prudential PLC	299,224
7,800	Sony Financial Holdings, Inc.	139,328
539	Zurich Financial Services AG	144,672

		1,003,295

MATERIALS - 2.4%
1,692	Antofagasta PLC	31,143
8,340	BHP Billiton PLC	254,179
1,963	HeidelbergCement AG	118,642
3,000	Hitachi Metals, Ltd.	37,475
6,391	Kinross Gold Corp.	62,347
2,222	Linde AG	398,138
115,609	Lynas Corp., Ltd.(a)	131,142
4,056	Mechel ADR	14,480
3,813	Neo Material Technologies, Inc.(a) .	42,805
750	Novozymes AS	21,816
454	OCI Materials Co., Ltd.	27,567
4,864	Potash Corp. of Saskatchewan, Inc.	221,628
2,205	Potash Corp. of Saskatchewan, Inc.	100,746
5,091	Rio Tinto PLC	280,303
448	Sociedad Quimica y Minera de Chile SA ADR	26,284
835	Symrise AG	24,130
768	Syngenta AG(a)	265,191
3,823	Xstrata PLC	65,236

		2,123,252

MEDIA - 0.2%
13,109	WPP PLC	178,974

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,917	Bayer AG	134,638
4,270	Novartis AG	236,023
2,884	Novartis AG ADR	159,802
737	Roche Holding AG	128,099

		658,562

Shares		Value ($)

COMMON STOCK — (continued)

REAL ESTATE - 0.4%
700	Daito Trust Construction Co., Ltd.	63,199
7,000	Sumitomo Realty & Development Co., Ltd.	169,694
16,886	Wharf Holdings, Ltd.	91,781

		324,674

RETAILING - 0.1%
300	Fast Retailing Co., Ltd.	68,753

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
276	Samsung Electronics Co., Ltd.	310,578
866	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,232
105,297	Taiwan Semiconductor Manufacturing Co., Ltd.	302,892

		626,702

SOFTWARE & SERVICES - 1.1%
3,727	Baidu, Inc. ADR(a)	543,285
3,102	Cap Gemini SA	138,634
4,011	SAP AG	279,678

		961,597

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
6,612	Hexagon AB, Class B	127,948
9,007	Telefonaktiebolaget LM Ericsson, Class B	93,052

		221,000

TELECOMMUNICATION SERVICES - 0.7%
2,293	America Movil SAB de CV, Class L ADR	56,935
5,300	Softbank Corp.(a)	157,593
3,393	Telefonica SA	55,509
4,046	Telefonica SA ADR	66,395
96,457	Vodafone Group PLC	265,385

		601,817

UTILITIES - 0.5%
363	Canadian Utilities, Ltd., Class A	23,630
30,945	National Grid PLC	311,734
19,890	Power Grid Corp. of India, Ltd.(a)	42,224
2,075	Reliance Infrastructure, Ltd.	23,919

		401,507

	Total Common Stock (Cost $14,525,958)	15,377,156

PREFERRED STOCK - 0.3%

AUTOMOBILES & COMPONENTS - 0.2%
1,039	Volkswagen AG	182,432

BANKS - 0.0%
1,305	Itau Unibanco Holding SA	24,965

MATERIALS - 0.1%
4,964	Vale SA ADR	112,633

	Total Preferred Stock (Cost $304,998)	320,030

	Total Foreign Equity (Cost $14,830,956)	15,697,186

42  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 30.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 3977) (Class AI)
107,493	3.50%, 09/15/29(d)	12,193
	(Series 3983) (Class EI)
99,273	3.50%, 11/15/30(d)	12,537
	(Series 2645) (Class BI)
14,082	4.50%, 02/15/18(d)	557
	(Series 2643) (Class IM)
20,058	4.50%, 03/15/18(d)	1,100
	(Series 2590) (Class YQ)
6,148	5.00%, 05/15/17(d)	165
	(Series 2781) (Class CI)
8,348	5.00%, 11/15/17(d)	211
	(Series 2781) (Class IC)
13,572	5.00%, 05/15/18(d)	655
	(Series 2763) (Class JI)
18,081	5.00%, 10/15/18(d)	1,253
	(Series 2682) (Class HI)
1,196	5.50%, 04/15/17(d)	2
	(Series 2631) (Class DI)
25,047	5.50%, 06/15/33(d)	4,161
	(Series 3806) (Class DS)
127,386	6.36%, 08/15/25(d)(e)	20,108
	(Series 1980) (Class IO)
5,910	7.50%, 07/15/27(d)	1,240
	(Series 33) (Class D)
228	8.00%, 04/15/20	247
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
534	0.00%, 08/01/27(f)(g)	460
	(Series 227) (Class IO)
69,406	5.00%, 12/01/34(d)	10,381
	(Series 147) (Class IO)
1,069	8.00%, 02/01/23(d)	233
	(Series 171) (Class IO)
1,146	8.00%, 07/01/24(d)	265
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
232,943	0.08%, 09/25/43(d)(e)	1,898
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
795	0.00%, 12/25/22(f)(g)	713
	(Series 2003-89) (Class IO)
94,894	1.20%, 12/25/42(d)(e)	3,191
	(Series 2003-64) (Class KI)
1,341	4.50%, 05/25/18(d)	21
	(Series 2003-41) (Class BI)
3,525	5.00%, 08/25/17(d)	103
	(Series 2003-79) (Class HI)
7,664	5.00%, 10/25/22(d)	320
	(Series 2003-61) (Class IJ)
33,029	5.00%, 02/25/32(d)	2,129
	(Series 2010-98) (Class DI)
167,169	5.00%, 09/25/40(d)	25,583

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2008-61) (Class SB)
66,099	5.76%, 07/25/38(d)(e)	8,646
	(Series 2010-152) (Class SB)
91,772	5.76%, 01/25/41(d)(e)	18,550
	(Series 1992-77) (Class K)
4	8.00%, 05/25/22(d)	124
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
31,058	0.00%, 12/01/34(f)(g)	29,230
	(Series 362) (Class 2)
35,882	4.50%, 08/01/35(d)	4,571
	(Series 378) (Class 1)
41,110	4.50%, 01/01/36(d)	5,524
	(Series 387) (Class 2)
33,238	5.00%, 03/25/38(d)	5,094
	(Series 387) (Class 1)
29,015	5.00%, 05/25/38(d)	4,631
	(Series 346) (Class 2)
8,954	5.50%, 12/01/33(d)	1,366
	(Series 252) (Class 2)
14,760	7.50%, 11/01/23(d)	3,266
	(Series 237) (Class 2)
805	8.00%, 08/01/23(d)	175
	(Series 264) (Class 2)
3,862	8.00%, 07/01/24(d)	856
	(Series 12) (Class 2)
160	8.50%, 03/01/17(d)	23
	(Series 7) (Class 2)
350	8.50%, 04/01/17(d)	54
	(Series 28) (Class 2)
55	8.50%, 01/01/18(d)	8
	(Series 150) (Class 2)
424	8.50%, 07/25/22(d)	98
	(Series 163) (Class 2)
539	8.50%, 07/25/22(d)	80
	(Series 137) (Class 2)
793	9.00%, 05/25/22(d)	170
	Government National Mortgage Assoc.
	(Series 2011-51) (Class NI)
90,424	4.50%, 10/20/37(d)	11,358
	(Series 2010-101) (Class GI)
89,948	4.50%, 02/20/38(d)	13,211
	(Series 2010-130) (Class PI)
95,597	4.50%, 08/16/39(d)	14,090
	(Series 2010-75) (Class KI)
82,641	5.00%, 12/20/35(d)	7,659
	(Series 2010-42) (Class IA)
84,764	5.00%, 10/20/37(d)	10,779
	(Series 2011-141) (Class SA)
96,847	5.86%, 10/16/41(d)(e)	21,342

		260,631

	Total Agency Collateralized Mortgage Obligations (Cost $145,886)	260,631

AGENCY MORTGAGE BACKED - 9.5%
	Federal Home Loan Mortgage Corp.
3,034	4.50%, 06/01/33	3,226

See accompanying Notes to Financial Statements  |  43

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
6,035	4.50%, 02/01/35	6,415
11,560	5.00%, 07/01/35	12,817
18,838	5.00%, 07/01/35	20,888
7,557	5.00%, 07/01/35	8,379
3,763	5.00%, 07/01/35	4,161
166,972	5.00%, 06/01/41	184,121
4,260	5.50%, 05/01/20	4,654
81,296	5.50%, 01/01/38	90,530
40,536	5.50%, 04/01/39	44,469
568	6.00%, 04/01/17	615
1,149	6.00%, 06/01/17	1,244
1,705	6.00%, 05/01/20	1,859
7,003	6.00%, 08/01/29	7,838
7,278	6.00%, 06/01/33	8,176
7,915	6.00%, 09/01/33	8,891
7,872	6.00%, 10/01/33	8,842
4,132	6.00%, 10/01/33	4,641
4,775	6.00%, 10/01/33	5,364
17,141	6.00%, 11/01/33	19,255
5,429	6.00%, 03/01/34	6,073
3,360	6.00%, 05/01/34	3,775
4,590	6.00%, 11/01/34	5,115
7,190	6.00%, 12/01/34	8,077
5,254	6.00%, 12/01/34	5,902
3,946	6.00%, 03/01/35	4,413
3,811	6.00%, 05/01/35	4,262
66,541	6.00%, 06/01/37	74,415
69,859	6.00%, 11/01/37	78,125
9,955	6.50%, 06/01/29	11,383
691	7.00%, 10/01/16	748
230	7.00%, 06/01/29	269
536	7.00%, 08/01/29	627
1,940	7.00%, 12/01/29	2,269
4,136	7.00%, 04/01/31	4,839
3,591	7.00%, 07/01/34	4,164
3,993	7.00%, 12/01/34	4,629
4,100	7.00%, 12/01/34	4,754
3,569	7.00%, 02/01/35	4,138
2,704	7.00%, 08/01/36	3,132
6,830	7.50%, 12/01/30	8,183
1,557	7.50%, 09/01/33	1,733
191	8.00%, 04/01/30	232
2,439	8.00%, 11/01/30	2,926
373	9.00%, 04/01/16	412
411	9.00%, 07/01/16	455
527	9.00%, 06/01/21	606
	Federal National Mortgage Assoc.
605,000	3.50%, TBA(h)	621,448
660,000	4.00%, TBA(h)	692,175
6,422	4.00%, 05/01/19	6,864
22,973	4.00%, 06/01/19	24,556
1,148,883	4.00%, 12/01/41	1,206,246
900,000	4.50%, TBA(h)	957,516
6,295	4.50%, 05/01/18	6,771
7,492	4.50%, 05/01/19	8,053
9,179	4.50%, 05/01/19	9,867
14,474	4.50%, 05/01/19	15,559
7,586	4.50%, 05/01/19	8,154
7,587	4.50%, 06/01/19	8,155
3,701	4.50%, 02/01/20	3,976
8,167	4.50%, 07/01/20	8,774
11,583	4.50%, 08/01/20	12,444
4,700	4.50%, 07/01/33	5,012
4,207	4.50%, 04/01/34	4,483

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
7,532	4.50%, 12/01/34	8,026
14,505	4.50%, 12/01/34	15,455
422,964	4.50%, 10/01/39	450,135
125,089	4.50%, 02/01/40	133,280
357,787	4.50%, 07/01/41	389,157
12,518	5.00%, 07/01/20	13,695
33,350	5.00%, 03/01/34	36,114
4,630	5.00%, 10/01/34	5,011
11,628	5.00%, 06/01/35	12,928
7,410	5.00%, 06/01/35	8,239
34,386	5.00%, 07/01/35	37,188
11,292	5.00%, 07/01/35	12,212
13,854	5.00%, 07/01/35	15,403
12,842	5.00%, 07/01/35	13,888
9,653	5.00%, 08/01/35	10,440
20,703	5.00%, 03/01/39	22,610
14,803	5.00%, 04/01/39	16,370
12,302	5.00%, 04/01/39	13,531
260,759	5.00%, 06/01/41	288,365
504	5.14%, 03/01/37(e)	508
313	5.47%, 04/01/37(e)	329
4,566	5.50%, 03/01/14	4,976
3,545	5.50%, 04/01/14	3,864
3,445	5.50%, 05/01/14	3,755
404	5.50%, 05/01/14	440
6,110	5.50%, 06/01/20	6,719
7,135	5.50%, 06/01/20	7,846
4,355	5.50%, 06/01/20	4,789
5,093	5.50%, 06/01/20	5,601
5,336	5.50%, 06/01/20	5,867
5,046	5.50%, 06/01/20	5,549
6,597	5.50%, 07/01/20	7,255
6,117	5.50%, 07/01/20	6,726
10,435	5.50%, 07/01/20	11,475
10,119	5.50%, 07/01/20	11,128
8,683	5.50%, 07/01/20	9,549
5,995	5.50%, 07/01/33	6,602
6,124	5.50%, 08/01/33	6,745
4,486	5.50%, 06/01/35	4,966
2,653	5.50%, 06/01/35	2,914
5,148	5.50%, 06/01/35	5,698
4,696	5.50%, 07/01/35	5,198
5,480	5.50%, 08/01/35	6,066
11,812	5.50%, 11/01/35	12,941
53,268	5.50%, 12/01/35	58,314
17,453	5.50%, 05/01/37	19,221
49,192	5.50%, 06/01/37	53,852
13,682	5.50%, 08/01/37	14,978
148,416	5.50%, 08/01/37	162,869
65,773	5.50%, 04/01/38	72,291
176,580	5.50%, 01/01/39	192,590
1,213	6.00%, 07/01/14	1,310
202	6.00%, 04/01/18	219
3,922	6.00%, 02/01/20	4,275
2,545	6.00%, 05/01/33	2,856
3,704	6.00%, 06/01/33	4,156
3,759	6.00%, 06/01/33	4,218
3,844	6.00%, 07/01/33	4,313
7,777	6.00%, 07/01/33	8,689
2,925	6.00%, 07/01/33	3,268
7,008	6.00%, 08/01/33	7,863
9,780	6.00%, 08/01/33	10,974
12,560	6.00%, 10/01/33	14,093
8,381	6.00%, 10/01/33	9,404
4,138	6.00%, 10/01/33	4,643

44  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
3,749	6.00%, 11/01/33	4,188
6,474	6.00%, 12/01/33	7,264
10,219	6.00%, 01/01/34	11,466
5,401	6.00%, 02/01/34	6,060
120,592	6.00%, 03/01/34	134,870
6,090	6.00%, 04/01/34	6,833
6,995	6.00%, 05/01/34	7,849
6,843	6.00%, 07/01/34	7,635
5,858	6.00%, 10/01/34	6,572
8,189	6.00%, 11/01/34	9,189
4,752	6.00%, 12/01/34	5,298
5,002	6.00%, 12/01/34	5,613
11,342	6.00%, 01/01/35	12,726
7,049	6.00%, 01/01/35	7,910
5,580	6.00%, 02/01/35	6,261
4,315	6.00%, 03/01/35	4,841
6,112	6.00%, 06/01/35	6,827
8,972	6.00%, 06/01/35	10,021
10,779	6.00%, 06/01/35	12,040
10,732	6.00%, 06/01/35	11,987
11,193	6.00%, 06/01/35	12,502
5,151	6.00%, 07/01/35	5,779
3,183	6.00%, 07/01/35	3,555
6,904	6.00%, 08/01/35	7,675
190,000	6.50%, TBA(h)	212,830
402	6.50%, 01/01/15	425
675	6.50%, 02/01/16	744
2,287	6.50%, 08/01/17	2,528
285	6.50%, 09/01/17	316
797	6.50%, 10/01/17	886
926	6.50%, 10/01/18	1,029
17,778	6.50%, 01/01/19	19,767
982	6.50%, 03/01/19	1,093
162	6.50%, 05/01/24	183
181	6.50%, 10/01/28	207
170	6.50%, 05/01/29	197
3,617	6.50%, 07/01/29	4,139
1,015	6.50%, 07/01/32	1,161
1,419	6.50%, 09/01/32	1,617
2,298	6.50%, 09/01/32	2,630
700	6.50%, 11/01/32	797
718	6.50%, 12/01/32	819
285	6.50%, 01/01/33	324
2,613	6.50%, 01/01/33	2,981
1,876	6.50%, 06/01/33	2,138
1,547	6.50%, 11/01/33	1,762
2,569	6.50%, 01/01/34	2,924
541	6.50%, 02/01/34	606
4,198	6.50%, 07/01/34	4,780
2,883	6.50%, 08/01/34	3,270
357	7.00%, 10/01/16	387
1,267	7.00%, 04/01/17	1,393
3,726	7.00%, 08/01/17	4,063
244	7.00%, 05/01/33	276
845	7.00%, 12/01/33	961
17	7.50%, 09/01/13	17
57	7.50%, 05/01/15	61
12	7.50%, 09/01/15	12
5,199	7.50%, 05/01/17	5,570
56	7.50%, 06/01/17	56
2,818	7.50%, 12/01/23	3,262
226	7.50%, 12/01/26	268
658	7.50%, 09/01/29	785
1,385	7.50%, 08/01/31	1,664

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
5,829	7.50%, 09/01/31	6,364
437	7.50%, 10/01/31	524
7,744	7.50%, 11/01/31	9,293
1,807	7.50%, 01/01/32	2,171
1,268	7.50%, 05/01/32	1,524
1,220	7.50%, 06/01/32	1,465
1,084	7.50%, 07/01/32	1,299
359	7.50%, 12/01/32	385
736	7.50%, 01/01/33	885
528	7.50%, 03/01/33	585
230	7.50%, 12/01/33	234
880	7.50%, 03/01/34	967
5	8.00%, 12/01/12	5
198	8.00%, 07/01/15	199
703	8.00%, 12/01/15	754
2,123	8.00%, 11/01/25	2,531
522	8.00%, 09/01/30	602
2,908	8.00%, 11/01/30	3,521
2,569	8.00%, 12/01/30	3,097
1,617	8.00%, 09/01/32	1,964
62	8.00%, 12/01/32	63
162	8.00%, 01/01/33	167
1,677	8.00%, 11/01/33	2,037
262	8.50%, 07/01/30	263
1,538	8.50%, 05/01/31	1,889
2,011	9.00%, 12/01/17	2,253
2,428	9.00%, 12/01/22	2,857
	Government National Mortgage Assoc.
215,000	4.00%, TBA(h)	230,789
75,000	4.50%, TBA(h)	81,598
7,022	4.50%, 08/15/33	7,693
22,005	4.50%, 10/15/33	24,105
5,883	4.50%, 10/15/33	6,444
8,365	4.50%, 10/15/33	9,163
16,840	4.50%, 09/15/34	18,430
154,850	4.50%, 05/20/40	168,734
458,940	4.50%, 03/20/41	500,948
18,767	5.00%, 08/15/33	20,755
4,668	6.00%, 04/15/30	5,341
14,083	6.00%, 07/15/33	16,142
6,836	6.00%, 04/15/34	7,759
1,592	6.00%, 06/15/35	1,802
5,933	6.00%, 09/15/36	6,705
937	6.50%, 02/15/24	1,077
8,340	6.50%, 06/15/24	9,738
3,361	6.50%, 04/15/28	3,924
5,230	6.50%, 04/15/28	6,103
8,722	6.50%, 04/15/32	10,184
3,511	6.50%, 08/15/32	4,100
3,601	6.50%, 01/15/33	4,205
12,151	6.50%, 06/15/34	14,187
9,006	6.50%, 06/15/34	10,392
2,435	6.50%, 08/15/34	2,810
9,914	6.50%, 08/15/34	11,489
8,467	6.50%, 07/15/36	9,887
8,058	6.50%, 08/15/36	9,409
3,169	7.00%, 04/15/28	3,745
2,645	7.00%, 10/15/30	3,140
7,155	7.00%, 06/15/34	8,386
6,303	7.00%, 08/15/36	7,364
4,247	7.00%, 09/15/36	4,960
146	8.00%, 09/15/29	151
104	8.00%, 06/15/30	111
15,543	8.50%, 10/15/17	17,601

See accompanying Notes to Financial Statements  |  45

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
16,146	9.00%, 11/15/16	18,155
3,349	9.00%, 01/15/17	3,771
1,497	9.00%, 11/15/17	1,686
440	9.00%, 11/15/17	496
574	9.00%, 12/15/21	676

		8,521,985

	Total Agency Mortgage Backed (Cost $8,280,832)	8,521,985

ASSET BACKED - 0.4%
2,611	Bear Stearns Asset Backed Securities Trust (Series 2003-ABF1) (Class A) 0.61%, 01/25/34(e)(i)	1,959
30,000	Citicorp Residential Mortgage Securities, Inc. (Series 2006-2) (Class A5) 6.04%, 09/25/36(j)	25,254
4,328	Mid-State Trust (Series 6) (Class A3) 7.54%, 07/01/35(i)	4,404
25,000	Popular ABS Mortgage Pass-Through Trust (Series 2005-5) (Class AF4) 5.30%, 11/25/35(j)	15,573
2,466	Residential Asset Securities Corp. (Series 2002-KS4) (Class AIIB) 0.74%, 07/25/32(e)(i)	1,398
295,481	Saxon Asset Securities Trust (Series 2004-2) (Class AF3) 5.23%, 08/25/35(e)	282,613

		331,201

	Total Asset Backed (Cost $332,249)	331,201

CORPORATE NOTES - 9.4%

AUTOMOBILES & COMPONENTS - 0.1%
30,000	American Axle & Manufacturing, Inc. 7.88%, 03/01/17	31,050
35,000	Visteon Corp. 6.75%, 04/15/19	35,700

		66,750

BANKS - 1.3%
250,000	Australia & New Zealand Banking Group, Ltd. 2.40%, 11/23/16(k)	252,384
10,000	Banco Mercantil del Norte SA 6.86%, 10/13/21(e)(k)	10,425
10,000	BanColombia SA 6.13%, 07/26/20	10,650
61,000	Bombardier, Inc. 7.75%, 03/15/20(k)	68,320
40,000	Central American Bank for Economic Integration 5.38%, 09/24/14(k)	43,061
100,000	European Investment Bank 0.88%, 12/15/14	100,239

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

BANKS — (continued)
61,000	HSBC Holdings PLC 4.20%, 03/30/22	60,588
200,000	Itau Unibanco Holding SA 5.65%, 03/19/22(k)	201,100
22,000	Kreditanstalt fuer Wiederaufbau 3.50%, 03/10/14	23,233
15,000	4.50%, 07/16/18	17,370
37,000	Lloyds TSB Bank PLC 4.40%, 03/28/17	37,319
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/16(k)	104,416
200,000	Nordea Bank AB 3.13%, 03/20/17(k)	200,437

		1,129,542

CAPITAL GOODS - 0.4%
22,000	Amsted Industries, Inc. 8.13%, 03/15/18(k)	23,650
62,000	Cargill, Inc. 5.20%, 01/22/13(k)	64,373
25,000	6.00%, 11/27/17(k)	29,803
17,000	Case New Holland, Inc. 7.88%, 12/01/17	19,848
37,000	Caterpillar, Inc. 3.90%, 05/27/21	40,630
36,000	Danaher Corp. 2.30%, 06/23/16	37,327
7,000	3.90%, 06/23/21	7,669
23,000	Koninklijke Philips Electronics N.V. 3.75%, 03/15/22	23,184
20,000	5.00%, 03/15/42	20,036
23,000	Lockheed Martin Corp. 4.85%, 09/15/41	23,554
33,000	Raytheon Co. 1.40%, 12/15/14	33,569
50,000	Textron, Inc. 6.20%, 03/15/15	54,879

		378,522

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
21,000	Republic Services, Inc. 5.25%, 11/15/21	23,990
25,000	5.70%, 05/15/41	28,646

		52,636

CONSUMER DURABLES & APPAREL - 0.0%
31,000	Hanesbrands, Inc. 6.38%, 12/15/20	32,008

CONSUMER SERVICES - 0.1%
18,000	CityCenter Holdings LLC 7.63%, 01/15/16	19,080
47,000	Vail Resorts, Inc. 6.50%, 05/01/19	49,585

		68,665

DIVERSIFIED FINANCIAL SERVICES - 0.1%
37,000	HSBC Finance Corp. 6.68%, 01/15/21	39,561

46  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

DIVERSIFIED FINANCIAL SERVICES — (continued)
63,000	Woodside Finance, Ltd. 4.50%, 11/10/14(k)	66,916

		106,477

DIVERSIFIED FINANCIALS - 0.9%
15,000	Bank of America Corp. 3.75%, 07/12/16	15,090
31,000	4.00%, 03/22/17	31,206
15,000	5.63%, 10/14/16	15,964
31,000	5.70%, 01/24/22	32,878
30,000	5.75%, 12/01/17	32,214
38,000	5.88%, 02/07/42	37,927
15,000	6.50%, 08/01/16	16,508
61,000	Citigroup, Inc. 4.45%, 01/10/17	63,966
76,000	5.00%, 09/15/14	78,753
33,000	5.88%, 01/30/42	34,315
110,000	Dolphin Subsidiary II, Inc. 7.25%, 10/15/21(k)	122,650
33,000	Goldman Sachs Capital I 6.35%, 02/15/34	30,881
30,000	Goldman Sachs Group, Inc. (The) 5.75%, 01/24/22	30,920
53,000	6.15%, 04/01/18	57,239
19,000	6.75%, 10/01/37	18,620
17,000	John Deere Capital Corp. 3.15%, 10/15/21	17,333
44,000	JPMorgan Chase & Co. 4.35%, 08/15/21	45,042
31,000	Morgan Stanley 4.75%, 03/22/17	31,044
13,000	5.50%, 07/28/21	12,728
100,000	5.75%, 01/25/21	98,346

		823,624

ENERGY - 1.7%
22,000	Alpha Natural Resources, Inc. 6.00%, 06/01/19(c)	20,020
45,000	Anadarko Petroleum Corp. 5.95%, 09/15/16	51,932
54,000	6.20%, 03/15/40	61,404
19,000	6.38%, 09/15/17	22,603
44,000	6.95%, 06/15/19	53,791
19,000	Arch Coal, Inc. 7.00%, 06/15/19(k)	17,622
34,000	Baker Hughes, Inc. 3.20%, 08/15/21(k)	34,293
34,000	BG Energy Capital PLC 4.00%, 10/15/21(k)	35,527
50,000	BP Capital Markets PLC 2.25%, 11/01/16	51,341
28,000	Chesapeake Energy Corp. 6.13%, 02/15/21	27,860
7,000	Chesapeake Midstream Partners LP 5.88%, 04/15/21(k)	7,000
27,000	Denbury Resources, Inc. 6.38%, 08/15/21	28,688
19,000	8.25%, 02/15/20	21,328

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

ENERGY — (continued)
6,000	Ecopetrol SA 7.63%, 07/23/19	7,455
23,000	Energy Transfer Equity LP 7.50%, 10/15/20	25,645
25,000	Energy Transfer Partners LP 6.70%, 07/01/18	28,698
30,000	Forest Oil Corp. 7.25%, 06/15/19	29,475
17,000	Halliburton Co. 3.25%, 11/15/21	17,495
17,000	4.50%, 11/15/41	17,282
25,000	Linn Energy LLC 8.63%, 04/15/20	27,062
15,000	Marathon Petroleum Corp. 6.50%, 03/01/41	16,258
30,000	Newfield Exploration Co. 5.75%, 01/30/22	31,575
32,000	Noble Energy, Inc. 4.15%, 12/15/21	32,772
34,000	Occidental Petroleum Corp. 1.75%, 02/15/17	34,418
34,000	3.13%, 02/15/22	34,372
39,000	ONEOK Partners LP 6.13%, 02/01/41	43,611
15,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/21(k)	16,492
9,000	Peabody Energy Corp. 6.00%, 11/15/18(k)	8,865
18,000	6.25%, 11/15/21(k)	17,730
17,000	Petrobras International Finance Co. 3.88%, 01/27/16	17,979
12,000	Petrobras International Finance Co. - Pifco 2.88%, 02/06/15	12,343
46,000	3.50%, 02/06/17	47,264
18,000	5.38%, 01/27/21	19,471
10,000	Petroleos Mexicanos 6.50%, 06/02/41(k)	11,300
21,000	Phillips 66 1.95%, 03/05/15(k)	21,160
31,000	2.95%, 05/01/17(k)	31,545
16,000	5.88%, 05/01/42(k)	16,449
66,000	Pioneer Natural Resources Co. 7.50%, 01/15/20	81,055
8,000	Plains All American Pipeline LP 3.65%, 06/01/22	7,870
40,000	3.95%, 09/15/15	42,930
15,000	5.15%, 06/01/42	14,709
100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24(k)	127,500
48,000	Pride International, Inc. 6.88%, 08/15/20	58,631
30,000	Range Resources Corp. 5.75%, 06/01/21	31,650
17,000	Schlumberger Investment SA 3.30%, 09/14/21(k)	17,258
17,000	Schlumberger Norge A/S 1.95%, 09/14/16(k)	17,220
37,000	Southwestern Energy Co. 4.10%, 03/15/22(k)	36,751

See accompanying Notes to Financial Statements  |  47

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

ENERGY — (continued)
15,000	Total Capital International SA 2.88%, 02/17/22	14,414
10,000	Transocean, Inc. 6.38%, 12/15/21	11,272
24,000	Weatherford International, Ltd. 4.40%, 04/15/22	23,965
22,000	5.80%, 04/15/42	21,844

		1,507,194

FOOD & STAPLES RETAILING - 0.1%
17,000	CVS Caremark Corp. 3.25%, 05/18/15	18,032
31,000	5.75%, 06/01/17	36,625

		54,657

FOOD, BEVERAGE & TOBACCO - 0.5%
62,000	Anheuser-Busch InBev Worldwide, Inc. 3.63%, 04/15/15	66,594
42,000	5.38%, 11/15/14(k)	46,668
48,000	Archer-Daniels-Midland Co. 5.77%, 03/01/41	58,047
13,000	Coca-Cola Co. (The) 3.30%, 09/01/21(k)	13,553
60,000	Heineken N.V. 3.30%, 04/01/22(k)	59,683
60,000	Kraft Foods, Inc. 4.13%, 02/09/16	65,262
10,000	5.38%, 02/10/20	11,579
35,000	Lorillard Tobacco Co. 3.50%, 08/04/16	36,476
13,000	7.00%, 08/04/41	14,029
37,000	Philip Morris International, Inc. 2.50%, 05/16/16	38,657

		410,548

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
40,000	Baxter International, Inc. 1.85%, 01/15/17	40,556
50,000	Becton Dickinson and Co. 3.13%, 11/08/21	50,839
73,000	Cigna Corp. 2.75%, 11/15/16	73,990
15,000	4.00%, 02/15/22	15,297
31,000	5.38%, 02/15/42	31,914
30,000	DaVita, Inc. 6.38%, 11/01/18	31,500
52,000	DENTSPLY International, Inc. 2.75%, 08/15/16	52,325
34,000	4.13%, 08/15/21	34,731
46,000	Express Scripts, Inc. 3.13%, 05/15/16	47,946
14,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21(k)	14,560
38,000	HCA Holdings, Inc. 6.50%, 02/15/20	39,995

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

HEALTH CARE EQUIPMENT & SERVICES — (continued)
55,000	Roche Holdings, Inc. 6.00%, 03/01/19(k)	67,170

		500,823

INSURANCE - 0.5%
7,000	AFLAC, Inc. 2.65%, 02/15/17	7,087
8,000	4.00%, 02/15/22	8,082
38,000	American International Group, Inc., MTN 5.85%, 01/16/18	41,427
44,000	AON Corp. 3.13%, 05/27/16	45,698
61,000	Berkshire Hathaway, Inc. 1.90%, 01/31/17	61,769
32,000	CNA Financial Corp. 5.88%, 08/15/20	34,361
50,000	Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 03/15/72(e)(k)	50,498
41,000	Protective Life Corp. 8.45%, 10/15/39	47,608
15,000	Prudential Financial, Inc., MTN 5.63%, 05/12/41	15,677
8,000	5.80%, 11/16/41	8,698
40,000	Willis Group Holdings PLC 4.13%, 03/15/16	40,696
28,000	XL Group PLC 6.50%, 12/29/49(e)	23,870
28,000	Xl Group, Ltd. 5.75%, 10/01/21	30,582

		416,053

MATERIALS - 0.4%
11,000	Alcoa, Inc. 5.40%, 04/15/21	11,387
17,000	5.55%, 02/01/17	18,695
9,000	ArcelorMittal 6.75%, 03/01/41	8,460
46,000	BHP Billiton Finance USA, Ltd. 1.63%, 02/24/17	45,824
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/20(k)	102,950
6,000	5.63%, 09/21/35(k)	6,850
46,000	Ecolab, Inc. 3.00%, 12/08/16	47,883
7,000	Newmont Mining Corp. 3.50%, 03/15/22	6,758
7,000	4.88%, 03/15/42	6,538
66,000	Rio Tinto Finance USA, Ltd. 3.50%, 03/22/22	66,259
15,000	Southern Copper Corp. 6.75%, 04/16/40	16,360
8,000	Volcan Cia Minera Saa 5.38%, 02/02/22(k)	8,300
35,258	Xstrata Finance Canada, Ltd. 5.80%, 11/15/16(k)	39,648

		385,912

48  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

MEDIA - 0.5%
	CCO Holdings LLC
32,000	8.13%, 04/30/20	35,680
	DIRECTV Holdings LLC
15,000	2.40%, 03/15/17(k)	14,884
43,000	3.55%, 03/15/15	45,441
7,000	3.80%, 03/15/22(k)	6,918
30,000	4.60%, 02/15/21	31,668
48,000	4.75%, 10/01/14	52,205
15,000	5.15%, 03/15/42(k)	14,668
	News America, Inc.
9,000	6.65%, 11/15/37	10,525
	Time Warner Cable, Inc.
30,000	4.00%, 09/01/21	30,798
50,000	5.50%, 09/01/41	52,571
27,000	6.75%, 07/01/18	32,986
	Time Warner, Inc.
7,000	3.15%, 07/15/15	7,419
72,000	5.88%, 11/15/16	84,420
	Viacom, Inc.
21,000	1.25%, 02/27/15	20,993
48,000	2.50%, 12/15/16	49,185

		490,361

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
	Agilent Technologies, Inc.
34,000	5.50%, 09/14/15	38,242
	Allergan, Inc.
24,000	3.38%, 09/15/20	24,989
	Amgen, Inc.
26,000	2.30%, 06/15/16	26,569
17,000	2.50%, 11/15/16	17,489
44,000	5.65%, 06/15/42	47,221
	Aristotle Holding, Inc.
40,000	2.65%, 02/15/17(k)	40,498
15,000	3.90%, 02/15/22(k)	15,192
15,000	4.75%, 11/15/21(k)	16,084
24,000	6.13%, 11/15/41(k)	26,871
	Gilead Sciences, Inc.
17,000	5.65%, 12/01/41	18,226
	Mylan, Inc.
10,000	7.88%, 07/15/20(k)	11,200

		282,581

REAL ESTATE - 0.1%
	Duke Realty LP
36,000	6.50%, 01/15/18	41,287
	HCP, Inc.
22,000	3.75%, 02/01/19	21,903
	Host Hotels & Resorts LP
15,000	6.00%, 11/01/20	15,975
	Simon Property Group LP
46,000	2.15%, 09/15/17	45,400

		124,565

RETAILING - 0.0%
	QVC, Inc.
31,000	7.50%, 10/01/19(k)	34,178

		34,178

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Broadcom Corp.
33,000	2.70%, 11/01/18	33,605
	Texas Instruments, Inc.
56,000	2.38%, 05/16/16	58,527

		92,132

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	Amphenol Corp.
60,000	4.00%, 02/01/22	60,508
	Corning, Inc.
36,000	4.75%, 03/15/42	34,999
	Hewlett-Packard Co.
76,000	2.60%, 09/15/17	76,049

		171,556

TELECOMMUNICATION SERVICES - 0.8%
	AT&T, Inc.
61,000	0.88%, 02/13/15	60,681
77,000	1.60%, 02/15/17	76,652
31,000	2.95%, 05/15/16	32,790
21,000	5.55%, 08/15/41	23,365
6,000	5.60%, 05/15/18	7,105
64,000	6.40%, 05/15/38	76,264
	CenturyLink, Inc.
25,000	5.80%, 03/15/22	24,458
28,000	7.65%, 03/15/42	26,383
	Cincinnati Bell, Inc.
8,000	8.25%, 10/15/17	8,210
	Crown Castle Towers LLC
100,000	4.88%, 08/15/20(k)	103,069
32,000	6.11%, 01/15/20(k)	35,622
	Deutsche Telekom International Finance BV
150,000	2.25%, 03/06/17(k)	148,636
	Frontier Communications Corp.
33,000	7.13%, 03/15/19	33,248
	Hughes Satellite Systems Corp.
29,000	6.50%, 06/15/19	30,450
	PAETEC Holding Corp.
28,000	8.88%, 06/30/17	30,520
	Verizon Communications, Inc.
31,000	2.00%, 11/01/16	31,521

		748,974

TRANSPORTATION - 0.0%
	CSX Corp.
32,000	4.25%, 06/01/21	34,351

		34,351

UTILITIES - 0.6%
	AES Gener SA
9,000	5.25%, 08/15/21(k)	9,540
	AES Panama SA
20,000	6.35%, 12/21/16(k)	21,800
	Arizona Public Service Co.
15,000	6.25%, 08/01/16	17,596
	Consolidated Edison Co. of New York, Inc.
18,000	5.85%, 04/01/18	21,875
30,000	6.65%, 04/01/19	37,628

See accompanying Notes to Financial Statements  |  49

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

UTILITIES — (continued)
	Dominion Resources, Inc.
24,000	1.95%, 08/15/16	24,356
14,000	4.90%, 08/01/41	14,746
	Empresa de Energia de Bogota SA
6,000	6.13%, 11/10/21(k)	6,390
	Exelon Corp.
34,000	4.90%, 06/15/15	37,114
	Florida Power & Light Co.
30,000	4.13%, 02/01/42	29,525
	Great Plains Energy, Inc.
37,000	4.85%, 06/01/21	39,265
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	47,708
	NextEra Energy Capital Holdings, Inc.
85,000	2.60%, 09/01/15	87,149
	Oglethorpe Power Corp.
21,000	5.38%, 11/01/40	23,689
	Pacific Gas & Electric Co.
17,000	6.05%, 03/01/34	20,732
	PacifiCorp.
2,000	6.25%, 10/15/37	2,558
	Sempra Energy
61,000	2.30%, 04/01/17	61,816

		503,487

	Total Corporate Notes (Cost $8,100,406)	8,415,596

MUNICIPAL BONDS AND NOTES - 0.2%
	American Municipal Power, Inc.
15,000	6.27%, 02/15/50	16,549
	Municipal Electric Authority of Georgia
40,000	6.64%, 04/01/57	44,526
	New Jersey State Turnpike Authority
20,000	7.10%, 01/01/41	27,381
10,000	7.41%, 01/01/40	14,152
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	11,226
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	26,961
	State of California, GO
25,000	5.70%, 11/01/21	28,268

		169,063

	Total Municipal Bonds and Notes (Cost $144,879)	169,063

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 1.0%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
50,000	5.19%, 09/10/47(e)	56,010
	(Series 2008-1) (Class A4)
20,000	6.20%, 02/10/51(e)	23,452

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
60,000	4.93%, 02/13/42(e)	65,394
	(Series 2006-PW11) (Class A2)
35,000	5.40%, 03/11/39(e)	34,996
	(Series 2006-T22) (Class AM)
40,000	5.54%, 04/12/38(e)	42,875
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
20,000	5.48%, 10/15/49	16,944
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
20,000	4.98%, 05/10/43(e)	21,999
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
40,000	5.56%, 11/10/46(e)(k)	30,550
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
100,000	5.50%, 11/05/27(k)	101,356
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
30,000	3.00%, 08/10/44(e)	31,338
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
20,000	5.04%, 03/15/46(e)	21,821
	(Series 2005-CB11) (Class A4)
60,000	5.34%, 08/12/37(e)	66,252
	(Series 2007-CB18) (Class A4)
60,000	5.44%, 06/12/47	67,027
	LB-UBS Commercial Mortgage Trust
	(Series 2004-C8) (Class XCL)
390,597	0.75%, 12/15/39(d)(e)(i)(k)	6,386
	(Series 2005-C5) (Class A4)
30,000	4.95%, 09/15/30	33,056
	(Series 2006-C1) (Class A4)
40,000	5.16%, 02/15/31	44,705
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
35,000	5.66%, 05/12/39(e)	24,495
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
20,000	5.16%, 10/12/52(e)	22,225
	(Series 2007-IQ16) (Class A2)
25,730	5.62%, 12/12/49	25,971
	(Series 2007-T27) (Class AJ)
30,000	5.64%, 06/11/42(e)	26,266
	(Series 2006-IQ11) (Class B)
20,000	5.73%, 10/15/42(e)	16,844
	(Series 2006-IQ11) (Class C)
38,000	5.73%, 10/15/42(e)	30,141
	(Series 2006-T23) (Class A4)
20,000	5.81%, 08/12/41(e)	22,987
	(Series 2008-T29) (Class AM)
40,000	6.28%, 01/11/43(e)	42,572

50  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
40,000	5.47%, 01/15/45(e)	42,498

		918,160

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $866,485)	918,160

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
550	0.00%, 11/01/18(f)(g)(i)	530
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
38,342	5.32%, 10/25/35(e)(i)	2,738
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
17,524	5.61%, 02/25/36(e)(i)	412
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
23,540	5.00%, 08/25/18(d)(i)	2,319
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
18,924	5.50%, 01/25/36(i)	—
	(Series 2006-3) (Class B1)
212,257	5.50%, 03/25/36(i)	6,739

		12,738

	Total Non-Agency Collateralized Mortgage Obligations (Cost $279,967)	12,738

SOVEREIGN BONDS - 0.6%
	Argentine Republic Government International Bond
5,422	2.50%, 12/31/38(j)	1,952
3,821	8.28%, 12/31/33	2,751
	El Salvador Government International Bond
10,000	7.65%, 06/15/35	10,240
	Grenada Government International Bond
14,900	4.50%, 09/15/25(j)	8,046
	Hungary Government International Bond
14,000	6.25%, 01/29/20	12,842
8,000	7.63%, 03/29/41	7,280
	Inter-American Development Bank
50,000	1.38%, 10/18/16	50,866
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	101,560
	Lebanon Government International Bond
2,400	4.00%, 12/31/17	2,370

Principal Amount ($)		Value ($)

SOVEREIGN BONDS — (continued)
7,000	5.15%, 11/12/18	7,070
7,000	6.10%, 10/04/22	7,175
	Mexico Government International Bond
16,000	4.75%, 03/08/44	15,720
6,000	5.75%, 10/12/49 TBA(h)(l)	6,195
	Panama Government International Bond
16,000	6.70%, 01/26/36	21,120
	Peruvian Government International Bond
11,000	6.55%, 03/14/37	14,069
	Poland Government International Bond
24,000	5.00%, 03/23/22	25,416
4,000	6.38%, 07/15/19	4,670
	Province of Manitoba Canada
18,000	4.90%, 12/06/16	20,724
	Romanian Government International Bond
12,000	6.75%, 02/07/22	12,600
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20	107,085
4,793	7.50%, 03/31/30(j)	5,758
	Turkey Government International Bond
81,000	6.88%, 03/17/36	90,315
	Uruguay Government International Bond
15,558	6.88%, 09/28/25	20,225
	Venezuela Government International Bond
8,000	10.75%, 09/19/13	8,380
	Vietnam Government International Bond
2,783	1.56%, 03/12/16(e)	2,514

		566,943

	Total Sovereign Bonds (Cost $546,721)	566,943

U.S. TREASURIES - 8.8%
	U.S. Treasury Bonds
909,200	3.13%, 11/15/41(b)	872,264
2,589,100	3.13%, 02/15/42(b)	2,482,300
	U.S. Treasury Notes
1,657,900	0.88%, 01/31/17	1,647,928
111,900	0.88%, 02/28/17(c)	111,131
2,770,900	2.00%, 02/15/22	2,718,081

		7,831,704

	Total U.S. Treasuries (Cost $7,979,290)	7,831,704

	Total Bonds & Notes (Cost $26,676,715)	27,028,021

Shares

Other Investments - 5.8%
4,519	Financial Select Sector SPDR Fund ETF	71,310
177,777	GEI Investment Fund(m)	183,111
7,181	Industrial Select Sector SPDR Fund ETF(c)	268,713

See accompanying Notes to Financial Statements  |  51

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

Shares		Value ($)

Other Investments — (continued)
82,109	Vanguard MSCI Emerging Markets ETF	3,569,278
17,730	Vanguard REIT ETF(c)	1,127,805

	Total Other Investments (Cost $4,908,251)	5,220,217

Registered Investment Company - 8.0%
7,153,136	Federated Prime Obligations Fund .	7,153,136

	Total Registered Investment Company (Cost $7,153,136)	7,153,136

Total Investments - 102.5%		91,742,918

(Cost $84,954,377)
Liabilities in Excess of Other Assets - (2.5)%		(2,270,495)

Net Assets - 100.0%		89,472,423

(a)	Non-income producing security.
(b)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securites loaned was $663,233. The loaned securities were secured with cash collateral of $678,019. See Note 5.
(d)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(e)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(f)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(i)	Illiquid securities. At March 31, 2012, these securities amounted to $26,885 or 0.0% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees. (unaudited)
(j)	Step coupon bond. Security becomes interest bearing at a future date.
(k)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2012, these securities amounted to $2,641,885 or 3.0% of net assets.
(l)	The actual maturity date of this security is 10/12/2110.
(m)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
5 Yr. U.S. Treasury Notes Futures	June 2012	56	$6,862,187	$(33,233)
Euro Stoxx Futures	June 2012	3	96,242	(3,732)
FTSE 100 Index Futures	June 2012	1	91,543	(2,729)
S&P 500 Emini Index Futures	June 2012	6	420,975	3,464
S&P Mid 400 Emini Index Futures	June 2012	2	198,460	28
Topix Index Futures	June 2012	1	104,138	3,906

				(32,296)

Short Futures:
10 Yr. U.S. Treasury Notes Futures	June 2012	49	6,344,734	91,104
2 Yr. U.S. Treasury Notes Futures	June 2012	5	1,100,703	846
Long U.S Treasury Bond Futures	June 2012	3	413,250	9,836
Ultra Long U.S. Treasury Bond Futures	June 2012	13	1,962,594	96,386

				198,172

				$165,876

52  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Total Return Fund

The Fund was invested in the following countries as of March 31, 2012:

Country	Percentage (based) on Total Investments)
United States	78.1%
United Kingdom	4.6%
Japan	2.4%
Germany	2.1%
France	1.7%
Switzerland	1.6%
China	1.4%
Canada	1.1%
Netherlands	0.8%
Australia	0.7%
Hong Kong	0.6%
Sweden	0.5%
Brazil	0.5%
South Korea	0.4%
Taiwan	0.4%
Bermuda	0.3%
Italy	0.3%
Ireland	0.3%
Korea	0.3%
Argentina	0.2%
Singapore	0.2%
Russia	0.2%
Chile	0.2%
Cayman Islands	0.2%
Philippines	0.1%
Luxembourg	0.1%
Spain	0.1%
Mexico	0.1%
Turkey	0.1%
India	0.1%
Belgium	0.1%
Honduras	0.1%
Panama	0.1%
Virgin Islands (British)	0.0%
Poland	0.0%
Colombia	0.0%
Peru	0.0%
Denmark	0.0%
Uruguay	0.0%
Hungary	0.0%
Norway	0.0%
Lebanon	0.0%
Romania	0.0%
Slovenia	0.0%
Venezuela	0.0%
Grenada	0.0%
Vietnam	0.0%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Energy	3.6%	2.0%	5.6%
Software & Services	4.1%	1.1%	5.2%
Capital Goods	2.0%	2.0%	4.0%
Materials	1.5%	2.4%	3.9%
Pharmaceuticals, Biotechnology & Life Sciences	3.0%	0.7%	3.7%
Diversified Financials	3.3%	0.4%	3.7%
Food, Beverage & Tobacco	2.3%	1.1%	3.4%
Technology Hardware & Equipment	3.0%	0.2%	3.2%
Media	2.8%	0.2%	3.0%
Banks	1.6%	1.0%	2.6%
Health Care Equipment & Services	2.0%	0.5%	2.5%
Insurance	1.4%	1.1%	2.5%
Retailing	1.9%	0.1%	2.0%
Utilities	1.4%	0.4%	1.8%
Semiconductors & Semiconductor Equipment	1.0%	0.7%	1.7%
Real Estate	1.1%	0.4%	1.5%
Commercial & Professional Services	0.5%	0.6%	1.1%
Telecommunication Services	0.4%	0.7%	1.0%
Automobiles & Components	0.1%	0.9%	1.0%
Household & Personal Products	0.5%	0.5%	1.0%
Transportation	1.0%	0.0%	1.0%
Consumer Services	0.8%	0.0%	0.8%
Consumer Durables & Apparel	0.5%	0.2%	0.7%
Food & Staples Retailing	0.1%	0.0%	0.1%

			57.0%

Sector	Percentage (based on Total Investments)
Agency Mortgage Backed	9.3%
Corporate Notes	9.2%
U.S. Treasuries	8.5%
Non-Agency Collateralized Mortgage Backed Securities	1.0%
Sovereign Bonds	0.6%
Asset Backed	0.4%
Agency Collateralized Mortgage Obligations	0.3%
Municipal Bonds and Notes	0.2%
Non-Agency Collateralized Mortgage Obligations	0.0%

29.5%

Other Instruments	Percentage (based on Total Investments)
Registered Investment Company	7.8%
Other Investments	5.7%

13.5%

100.0%

See accompanying Notes to Financial Statements  |  53

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Government Securities Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 92.7%

AGENCY MORTGAGE BACKED - 0.1%
	Federal Home Loan Mortgage Corp.
713	6.50%, 04/01/31	814
253	7.00%, 12/01/26	293
442	7.00%, 02/01/30	516
	Federal National Mortgage Assoc.
36,918	6.00%, 06/01/35	41,422
29,729	7.50%, 12/01/23	34,408
549	9.00%, 05/01/21	653
1,570	9.00%, 07/01/21	1,578
3,001	9.00%, 07/01/21	3,121
2,788	9.00%, 07/01/21	3,325
	Government National Mortgage Assoc.
1,078	8.50%, 10/15/22	1,084

	Total Agency Mortgage Backed (Cost $78,810)	87,214

ASSET BACKED - 0.0%
	Bear Stearns Asset Backed Securities Trust (Series 2003-ABF1) (Class A)
1,695	0.61%, 01/25/34(a)	1,272

	Total Asset Backed (Cost $1,700)	1,272

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc. (Series 2004-QA1) (Class A2)
73,173	0.84%, 03/25/34(a)	61,428

	Total Non-Agency Collateralized Mortgage Obligations (Cost $73,173)	61,428

U.S. GOVERNMENT AGENCY - 5.8%
	Federal Home Loan Mortgage Corp.
4,700,000	2.00%, 08/25/16	4,891,234

	Total U.S. Government Agency (Cost $4,847,319)	4,891,234

U.S. TREASURIES - 86.7%
	U.S. Treasury Bonds
9,422,400	0.88%, 02/28/17	9,357,621
214,000	3.13%, 11/15/41	205,306
8,113,400	3.13%, 02/15/42(b)	7,778,722
	U.S. Treasury Notes
5,513,600	0.13%, 12/31/13	5,495,510
2,586,800	0.25%, 10/31/13	2,584,780
21,814,200	0.88%, 01/31/17	21,682,988
10,175,000	1.00%, 10/31/16	10,202,025
15,224,000	2.00%, 02/15/22	14,933,800
145,000	2.13%, 08/15/21	144,921
1,000,000	4.75%, 05/31/12	1,007,617

	Total U.S. Treasuries (Cost $74,039,714)	73,393,290

	Total Bonds & Notes (Cost $79,040,716)	78,434,438

Shares ($)		Value ($)

Other Investments - 0.3%
270,867	GEI Investment Fund(c)	278,993

	Total Other Investments (Cost $270,867)	278,993

Registered Investment Company - 7.0%
5,947,993	Federated Prime Obligations Fund	5,947,993

	Total Registered Investment Company (Cost $5,947,993)	5,947,993

Total Investments - 100.0%		84,661,424

(Cost $85,259,576)
Liabilities in Excess of Other Assets - 0.0%		(29,666)

Net Assets - 100.0%		84,631,758

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

TBA     To be announced

54  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Government Securities Fund

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	June 2012	193	$42,487,141	$(14,905)
Long U.S. Treasury Bond Futures	June 2012	124	17,081,000	44,533

				29,628

Short Futures:
10 Yr. U.S. Treasury Notes Futures	June 2012	187	24,213,578	369,241
5 Yr. U.S. Treasury Notes Futures	June 2012	91	11,151,055	(46,242)
90 Day Euro Futures	March 2013	21	5,221,125	(470)
90 Day Euro Futures	June 2012	21	5,225,325	992
90 Day Euro Futures	June 2013	21	5,218,238	192
90 Day Euro Futures	September 2012	21	5,224,275	130
90 Day Euro Futures	September 2013	21	5,214,300	1,580
90 Day Euro Futures	December 2012	21	5,222,700	(470)
90 Day Euro Futures	December 2013	21	5,209,050	3,417
Ultra Long U.S. Treasury Bond Futures	June 2012	12	1,811,625	93,740

				422,110

				$451,738

See accompanying Notes to Financial Statements  |  55

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 98.3%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
	Federal Home Loan Mortgage Corp. REMIC (Series 2126) (Class YI)
71,678	6.50%, 02/15/14(a)	3,213
	(Series 2412) (Class OF)
203,195	1.19%, 12/15/31(b)	207,309
	(Series 2815) (Class YL)
33,917	8.00%, 01/15/34	34,008
	Federal National Mortgage Assoc. REMIC (Series 2003-35) (Class QA)
5,634,169	0.10%, 05/25/18(a)(b)	9,645
	(Series 2010-16) (Class PA)
841,672	4.50%, 02/25/40	908,817
	(Series 2010-16) (Class PI)
505,003	5.00%, 02/25/40(a)	72,297
	Government National Mortgage Assoc. (Series 2010-30) (Class PI)
682,045	4.50%, 03/20/38(a)	101,955
	(Series 2010-44) (Class BI)
649,743	4.50%, 04/20/38(a)	97,313

	Total Agency Collateralized Mortgage Obligations (Cost $1,378,910)	1,434,557

AGENCY MORTGAGE BACKED - 6.9%
	Federal Home Loan Mortgage Corp.
59,450	7.00%, 11/01/31	69,175
53,986	7.00%, 04/01/36	62,660
2,635	7.50%, 01/01/16	2,659
7,796	7.50%, 01/01/27	7,898
90,887	7.50%, 08/01/30	97,867
22,427	8.50%, 05/01/20	22,553
44,694	8.50%, 11/01/20	49,507
	Federal National Mortgage Assoc.
158,754	1.91%, 05/01/33(b)	163,688
9,364	2.10%, 06/01/33(b)	9,812
10,928	2.14%, 06/01/33(b)	11,346
153,399	2.17%, 06/01/33(b)	161,361
45,290	2.31%, 12/01/32(b)	47,735
116,878	2.31%, 07/01/33(b)	125,256
20,927	2.40%, 07/01/33(b)	21,277
33,421	2.42%, 06/01/33(b)	35,427
22,609	7.00%, 03/01/17	24,658
12,754	7.00%, 05/01/17	13,790
22,402	7.00%, 07/01/17	24,432
105,323	7.00%, 03/01/29	121,999
7,311	7.00%, 06/01/31	8,478
1,633	7.00%, 01/01/32	1,894
177,170	7.00%, 12/01/32	205,436
13,514	7.00%, 04/01/33	15,678
55,195	7.00%, 11/01/33	64,035
4,883	7.00%, 03/01/34	5,723
15,644	7.00%, 06/01/34	18,156
20,247	7.00%, 01/01/35	23,498
43,672	7.00%, 05/01/35	50,694
71,068	7.00%, 05/01/35	82,496
42,630	7.00%, 01/01/36	49,484
82,331	7.00%, 04/01/36	95,580

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
12,503	7.50%, 04/01/16	13,601
49,419	7.50%, 10/01/30	53,586
39,342	7.50%, 01/01/31	47,144
169,586	7.50%, 04/01/31	197,976
109,114	7.50%, 06/01/32	130,936
8,310	7.50%, 04/01/33	8,867
3,178	7.50%, 11/01/33	3,236
42,943	7.50%, 03/01/34	51,602
42,818	7.50%, 05/01/34	51,427
59,776	8.00%, 03/01/22	61,905
62,713	8.00%, 04/01/23	66,074
14,097	8.00%, 01/01/30	14,286
8,390	8.00%, 11/01/33	9,055
54,536	8.50%, 02/01/18	57,096
46,316	8.50%, 01/01/25	47,688
8,733	8.50%, 06/01/28	10,162
23,705	8.50%, 08/01/29	27,606
79,074	8.50%, 08/01/30	96,329
26,787	8.50%, 07/01/31	31,979
41,923	9.00%, 12/01/24	46,810
234,169	9.00%, 03/01/31	289,976
16,142	9.50%, 09/01/21	17,012
69,801	9.75%, 02/01/21	82,782
	Government National Mortgage Assoc.
20,087	7.00%, 12/15/18	21,989
26,148	7.00%, 11/15/23	30,419
67,319	7.00%, 03/15/31	80,071
37,386	7.00%, 05/15/32	44,162
55	7.50%, 12/15/12	56
17,324	7.50%, 12/15/18	19,464
68,537	7.50%, 12/15/19	71,713
48,295	7.50%, 01/15/25	49,650
64,680	8.00%, 07/15/17	71,473

	Total Agency Mortgage Backed (Cost $3,283,799)	3,500,384

ASSET BACKED - 11.7%
	Ally Master Owner Trust
	(Series 2010-3) (Class C)
250,000	3.87%, 04/15/15(c)	253,420
	(Series 2011-1) (Class A2)
1,500,000	2.15%, 01/15/16	1,532,576
	Avis Budget Rental Car Funding AESOP LLC
	(Series 2009-1A) (Class A)
500,000	9.31%, 10/20/13(c)	512,537
	Ford Credit Auto Owner Trust
	(Series 2012-A) (Class C)
150,000	2.40%, 11/15/17	149,239
	Ford Credit Floorplan Master Owner Trust
	(Series 2010-1) (Class C)
1,000,000	2.89%, 12/15/14(b)(c)	1,011,038
	Hertz Vehicle Financing LLC
	(Series 2009-2A) (Class A2)
1,575,000	5.29%, 03/25/16(c)	1,727,284
	(Series 2010-1A) (Class B1)
250,000	5.02%, 02/25/15(c)	261,274
	Nissan Auto Lease Trust
	(Series 2011-B) (Class A3)
250,000	0.92%, 02/16/15	249,954

56  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

ASSET BACKED — (continued)
	Volkswagen Credit Auto Master Trust
	(Series 2011-1A)
250,000	0.92%, 09/20/16(b)(c)	250,169

	Total Asset Backed (Cost $5,816,300)	5,947,491

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 5.1%
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG11) (Class A2)
735,000	5.60%, 12/10/49	755,291
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
150,000	4.95%, 09/15/30	165,279
	Morgan Stanley Capital I
	(Series 2004-T13) (Class A4)
200,000	4.66%, 09/13/45	210,253
	(Series 2005-IQ9) (Class A5)
300,000	4.70%, 07/15/56	323,419
	Wachovia Bank Commercial Mortgage Trust
	(Series 2005-C21) (Class A4)
1,000,000	5.20%, 10/15/44(b)	1,106,208

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $2,501,772)	2,560,450

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
30,315	0.84%, 03/25/34(b)	25,449

	Total Non-Agency Collateralized Mortgage Obligations (Cost $30,315)	25,449

U.S. TREASURIES - 71.7%
	U.S. Treasury Notes
8,491,500	0.13%, 12/31/13	8,463,639
1,060,000	0.50%, 10/15/14	1,061,242
8,355,500	0.63%, 12/31/12	8,383,249
9,130,900	0.88%, 02/28/17	9,068,125
2,711,100	1.38%, 10/15/12	2,729,104
3,490,000	1.38%, 01/15/13(d)	3,522,447
1,988,800	2.00%, 02/15/22	1,950,889
1,050,000	2.38%, 02/28/15	1,105,945

	Total U.S. Treasuries (Cost $36,197,670)	36,284,640

	Total Bonds & Notes (Cost $49,208,766)	49,752,971

Shares		Value ($)

Other Investments - 0.1%
62,926	GEI Investment Fund(e)	64,814

	Total Other Investments (Cost $62,926)	64,814

Registered Investment Company - 1.5%
765,859	Federated Prime Obligations Fund.	765,859

	Total Registered Investment Company (Cost $765,859)	765,859

Total Investments - 99.9%		50,583,644

(Cost $50,037,551)
Other Assets & Liabilities,
Net - 0.1%		48,917

Net Assets - 100.0%		50,632,561

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2012, these securities amounted to $4,015,722 or 7.9% of net assets.
(d)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(e)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC    Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements  |  57

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Short-Term Government Fund

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	June 2012	94	$20,693,219	$(5,805)
Ultra Long U.S. Treasury Bond Futures	June 2012	1	150,969	(5,597)

				(11,402)

Short Futures:
10 Yr. U.S. Treasury Notes Futures	June 2012	73	9,452,359	143,989
5 Yr. U.S. Treasury Notes Futures	June 2012	14	1,715,547	9,540

				153,529

				$142,127

58  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes - 96.3%

CALIFORNIA - 8.6%
	California State Department of Water Resources
250,000	5.00%, 05/01/21	307,990
1,000,000	5.00%, 12/01/21	1,269,310
	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,314,767
	Sacramento Municipal Utility District
38,000	6.80%, 10/01/19	43,904
220,000	9.00%, 04/01/13	229,137

		3,165,108

COLORADO - 0.7%
	Metro Wastewater Reclamation District
230,000	5.00%, 04/01/27	273,173

CONNECTICUT - 8.0%
	City of New Haven CT
	(Insured: AMBAC)
1,000,000	5.38%, 12/01/12	1,027,140
	Connecticut State Health & Educational Facility Authority
	(Insured: GO OF AUTH)
70,000	7.00%, 07/01/12	71,119
	State of Connecticut
500,000	5.00%, 01/01/22	612,995
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,248,570

		2,959,824

DISTRICT OF COLUMBIA - 1.5%
	District of Columbia
500,000	5.00%, 04/01/30(a)	568,165

FLORIDA - 2.0%
	City of Gainesville FL
75,000	8.13%, 10/01/14	83,422
	City of Tampa FL
250,000	5.00%, 10/01/27	288,132
	Jacksonville Health Facilities Authority
200,000	11.50%, 10/01/12	211,080
	State of Florida
140,000	10.00%, 07/01/14	155,768

		738,402

GEORGIA - 6.5%
	City of Atlanta GA
	(Insured: AGM)
500,000	5.75%, 11/01/30	641,515
	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,186,650

Principal Amount ($)		Value ($)

GEORGIA — (continued)
	State of Georgia
500,000	4.50%, 01/01/29	553,490

		2,381,655

HAWAII - 5.0%
	State of Hawaii
1,135,000	5.25%, 07/01/24	1,311,231
	(Insured: AGM)
500,000	5.75%, 02/01/14	548,300

		1,859,531

INDIANA - 2.6%
	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	561,475
	Indiana Toll Road Commission
355,000	9.00%, 01/01/15	406,802

		968,277

IOWA - 0.4%
	City of Muscatine IA
125,000	9.70%, 01/01/13	133,736

KENTUCKY - 1.5%
	Kentucky State Property & Building Commission
	(Insured: AGC)
500,000	5.25%, 02/01/27	559,770

MAINE - 1.6%
	Maine Health & Higher Educational Facilities Authority
	(Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	574,495

MARYLAND - 4.2%
	County of Montgomery MD
750,000	5.00%, 07/01/21	945,465
	State of Maryland
500,000	5.00%, 11/01/18	614,095

		1,559,560

MASSACHUSETTS - 1.7%
	Commonwealth of Massachusetts
	(AGM-CR Insured)
500,000	5.25%, 12/15/12	517,510
	Massachusetts Port Authority
100,000	13.00%, 07/01/13	109,353

		626,863

MICHIGAN - 3.0%
	City of Detroit MI
	(Insured: AGM)
500,000	5.25%, 07/01/22	562,815
	Lansing Board of Water & Light
500,000	5.00%, 07/01/37	547,180

		1,109,995

MINNESOTA - 0.2%
	Western Minnesota Municipal Power Agency
60,000	6.63%, 01/01/16	67,941

See accompanying Notes to Financial Statements  |  59

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes — (continued)

MISSISSIPPI - 1.5%
	State of Mississippi
500,000	5.50%, 09/01/14	560,285

MISSOURI - 6.4%
	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,809,150
	Missouri Joint Municipal Electric Utility Commission
500,000	5.75%, 01/01/29	542,025

		2,351,175

NEW JERSEY - 2.5%
	Atlantic County Improvement Authority
	(Insured: NATL-RE)
150,000	7.40%, 07/01/16	171,147
	New Jersey State Turnpike Authority
	(Insured: AMBAC-TCRS)
15,000	6.50%, 01/01/16	17,153
	(Insured: AMBAC-TCRS)
40,000	6.50%, 01/01/16	44,659
	(Insured: AMBAC-TCRS-BNY)
135,000	6.50%, 01/01/16	154,379
	New Jersey Transportation Trust Fund Authority
	(Insured: AGM)
500,000	5.75%, 12/15/12	519,465

		906,803

NEW MEXICO - 2.5%
	New Mexico Finance Authority
500,000	5.00%, 06/15/18	605,820
250,000	5.00%, 06/15/20	308,992

		914,812

NEW YORK - 8.8%
	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	547,360
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	553,915
380,000	7.38%, 07/01/16	436,745
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,207,070
	Westchester County Healthcare Corp. Ny
500,000	5.00%, 11/01/30	520,840

		3,265,930

NORTH CAROLINA - 3.2%
	City of Charlotte NC
500,000	5.00%, 06/01/23	601,120
	North Carolina Turnpike Authority
500,000	5.00%, 07/01/29	570,630

		1,171,750

Principal Amount ($)		Value ($)

PENNSYLVANIA - 5.1%
	Allegheny County Hospital Development Authority
85,000	7.38%, 07/01/12	86,479
	City of Philadelphia PA
	(Insured: NATL-RE)
250,000	6.25%, 08/01/12	254,778
	(Insured: NATL-RE)
310,000	7.00%, 05/15/20	378,188
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/34	452,420
	Philadelphia Authority for Industrial Development
500,000	5.25%, 09/01/36	388,165
	Pittsburgh Water & Sewer Authority
	(Insured: FGIC)
300,000	7.25%, 09/01/14	327,405

		1,887,435

PUERTO RICO - 1.3%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.00%, 07/01/33	491,610

RHODE ISLAND - 1.5%
	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	567,620

SOUTH CAROLINA - 7.7%
	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	555,355
	Georgetown County School District
	(Insured: SCSDE)
1,000,000	5.00%, 03/01/18	1,205,330
	Grand Strand Water & Sewer Authority
	(Insured: AGM)
500,000	5.38%, 06/01/13	504,115
	Piedmont Municipal Power Agency
	(Insured: AGC)
500,000	5.75%, 01/01/34	574,095

		2,838,895

TENNESSEE - 1.6%
	County of Shelby TN
500,000	5.00%, 03/01/21	603,115

TEXAS - 3.8%
	City of Houston TX
500,000	5.25%, 11/15/31	572,570
	State of Texas
750,000	5.00%, 04/01/28	833,775

		1,406,345

VIRGINIA - 2.9%
	Virginia Public School Authority
1,000,000	4.50%, 08/01/28	1,071,500

60  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds and Notes — (continued)

VIRGINIA — (continued)
	Total Municipal Bonds and Notes (Cost $33,020,084)	35,583,770

Shares
Other Investments - 0.0%
2,438	GEI Investment Fund(b)	2,512

	Total Other Investments (Cost $2,438)	2,512

Shares		Value ($)

Registered Investment Company - 2.8%
1,046,309	Federated Prime Obligations Fund	1,046,309

	Total Registered Investment Company (Cost $1,046,309)	1,046,309

Total Investments - 99.1%		36,632,591

(Cost $34,068,831)
Other Assets & Liabilities,
Net - 0.9%		337,116

Net Assets - 100.0%		36,969,707

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

See accompanying Notes to Financial Statements  |  61

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 91.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 3862) (Class MI)
132,841	3.50%, 11/15/24(a)	11,519
	(Series 3977) (Class AI)
351,795	3.50%, 09/15/29	39,903
	(Series 3983) (Class EI)
250,802	3.50%, 11/15/30	31,674
	(Series 2645) (Class BI)
13,594	4.50%, 02/15/18(a)	538
	(Series 2643) (Class IM)
93,451	4.50%, 03/15/18(a)	5,124
	(Series 2590) (Class YQ)
8,012	5.00%, 05/15/17(a)	215
	(Series 2795) (Class IC)
4,161	5.00%, 07/15/17(a)	27
	(Series 2781) (Class CI)
15,110	5.00%, 11/15/17(a)	381
	(Series 2781) (Class IC)
31,936	5.00%, 05/15/18(a)	1,542
	(Series 2763) (Class JI)
70,021	5.00%, 10/15/18(a)	4,852
	(Series 3536) (Class IP)
52,602	5.00%, 02/15/38(a)	5,196
	(Series 2682) (Class HI)
2,872	5.50%, 04/15/17(a)	5
	(Series 2631) (Class DI)
118,818	5.50%, 06/15/33(a)	19,741
	(Series 3806) (Class DS)
347,293	6.36%, 08/15/25(a)(b)	54,821
	(Series 1980) (Class IO)
1,850	7.50%, 07/15/27(a)	388
	(Series 33) (Class D)
601	8.00%, 04/15/20	651
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
1,228	0.00%, 08/01/27(c)(d)	1,058
	(Series 227) (Class IO)
140,103	5.00%, 12/01/34(a)	20,953
	(Series 147) (Class IO)
2,364	8.00%, 02/01/23(a)	516
	(Series 171) (Class IO)
2,534	8.00%, 07/01/24(a)	586
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
1,032,131	0.08%, 09/25/43(a)(b)	8,408
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
1,656	0.00%, 12/25/22(c)(d)	1,485
	(Series 2003-89) (Class IO)
214,363	1.20%, 12/25/42(a)(b)	7,208
	(Series 2003-64) (Class KI)
5,756	4.50%, 05/25/18(a)	89
	(Series 2003-41) (Class BI)
19,643	5.00%, 08/25/17(a)	572

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2003-79) (Class HI)
29,815	5.00%, 10/25/22(a)	1,246
	(Series 2003-61) (Class IJ)
127,647	5.00%, 02/25/32(a)	8,229
	(Series 2010-21) (Class PI)
60,832	5.00%, 02/25/40(a)	7,720
	(Series 2010-98) (Class DI)
449,570	5.00%, 09/25/40(a)	68,801
	(Series 2008-61) (Class SB)
182,558	5.76%, 07/25/38(a)(b)	23,879
	(Series 2010-152) (Class SB)
297,167	5.76%, 01/25/41(a)(b)	60,066
	(Series 1992-77) (Class K)
8	8.00%, 05/25/22(a)	228
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
155,841	0.00%, 12/01/34(c)(d)	146,672
	(Series 362) (Class 2)
136,062	4.50%, 08/01/35(a)	17,332
	(Series 378) (Class 1)
157,386	4.50%, 01/01/36(a)	21,148
	(Series 387) (Class 2)
97,685	5.00%, 03/25/38(a)	14,970
	(Series 387) (Class 1)
89,364	5.00%, 05/25/38(a)	14,263
	(Series 346) (Class 2)
33,374	5.50%, 12/01/33(a)	5,090
	(Series 356) (Class 17)
33,801	6.00%, 01/01/35(a)	6,731
	(Series 356) (Class 21)
41,154	6.00%, 01/01/35(a)	8,188
	(Series 252) (Class 2)
17,502	7.50%, 11/01/23(a)	3,872
	(Series 237) (Class 2)
1,363	8.00%, 08/01/23(a)	296
	(Series 264) (Class 2)
8,567	8.00%, 07/01/24(a)	1,899
	(Series 12) (Class 2)
499	8.50%, 03/01/17(a)	71
	(Series 7) (Class 2)
1,092	8.50%, 04/01/17(a)	170
	(Series 28) (Class 2)
173	8.50%, 01/01/18(a)	25
	(Series 150) (Class 2)
1,205	8.50%, 07/25/22(a)	279
	(Series 163) (Class 2)
1,540	8.50%, 07/25/22(a)	228
	(Series 137) (Class 2)
1,651	9.00%, 05/25/22(a)	354
	Government National Mortgage Assoc.
	(Series 2011-51) (Class NI)
228,669	4.50%, 10/20/37(a)	28,722
	(Series 2010-101) (Class GI)
225,974	4.50%, 02/20/38(a)	33,190
	(Series 2009-118) (Class YI)
111,325	4.50%, 05/20/38(a)	15,013
	(Series 2010-130) (Class PI)
266,271	4.50%, 08/16/39(a)	39,245

62  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2010-75) (Class KI)
210,735	5.00%, 12/20/35(a)	19,530
	(Series 2010-42) (Class IA)
250,053	5.00%, 10/20/37(a)	31,799
	(Series 2010-2) (Class QI)
162,927	5.00%, 01/20/38(a)	23,682
	(Series 2009-103) (Class IT)
175,648	5.00%, 09/20/38(a)	26,054
	(Series 2011-141) (Class SA)
256,644	5.86%, 10/16/41(b)	56,555

	Total Agency Collateralized Mortgage Obligations (Cost $596,905)	902,999

AGENCY MORTGAGE BACKED - 31.0%
	Federal Home Loan Mortgage Corp.
3,427	4.50%, 06/01/33	3,644
27,264	4.50%, 02/01/35	28,981
45,698	5.00%, 07/01/35	50,670
74,472	5.00%, 07/01/35	82,574
16,509	5.00%, 07/01/35	18,305
32,719	5.00%, 07/01/35	36,279
15,939	5.00%, 07/01/35	17,623
528,023	5.00%, 06/01/41	582,253
16,040	5.50%, 05/01/20	17,523
6,763	5.50%, 05/01/20	7,389
8,689	5.50%, 05/01/20	9,493
312,177	5.50%, 01/01/38	347,637
149,316	5.50%, 04/01/39	163,804
641	6.00%, 04/01/17	695
3,892	6.00%, 06/01/17	4,216
7,324	6.00%, 08/01/17	7,920
3,399	6.00%, 07/01/19	3,704
6,742	6.00%, 05/01/20	7,347
246	6.00%, 05/01/29	275
157	6.00%, 07/01/29	175
15,223	6.00%, 08/01/29	17,039
32,882	6.00%, 06/01/33	36,937
31,291	6.00%, 09/01/33	35,149
31,118	6.00%, 10/01/33	34,956
14,000	6.00%, 10/01/33	15,727
16,180	6.00%, 10/01/33	18,175
87,123	6.00%, 11/01/33	97,867
5,128	6.00%, 01/01/34	5,739
12,009	6.00%, 01/01/34	13,435
12,263	6.00%, 03/01/34	13,720
12,196	6.00%, 03/01/34	13,675
5,289	6.00%, 04/01/34	5,917
3,795	6.00%, 05/01/34	4,263
5,941	6.00%, 10/01/34	6,618
15,553	6.00%, 11/01/34	17,332
16,243	6.00%, 12/01/34	18,246
5,935	6.00%, 12/01/34	6,666
8,913	6.00%, 03/01/35	9,968
17,219	6.00%, 05/01/35	19,256
7,360	6.00%, 05/01/35	8,220
4,034	6.00%, 05/01/35	4,530
11,900	6.00%, 11/01/36	13,334
255,514	6.00%, 06/01/37	285,747
237,958	6.00%, 11/01/37	266,114
3,194	6.50%, 07/01/29	3,652

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
2,477	6.50%, 08/01/29	2,832
1,895	7.00%, 10/01/16	2,051
1,040	7.00%, 06/01/29	1,217
1,514	7.00%, 08/01/29	1,771
3,067	7.00%, 12/01/29	3,588
3,181	7.00%, 01/01/30	3,702
2,165	7.00%, 02/01/30	2,526
14,016	7.00%, 04/01/31	16,398
8,113	7.00%, 07/01/34	9,405
2,833	7.00%, 08/01/34	3,284
4,510	7.00%, 12/01/34	5,228
4,631	7.00%, 12/01/34	5,369
8,063	7.00%, 02/01/35	9,348
14,438	7.00%, 07/01/36	16,721
9,465	7.00%, 08/01/36	10,961
1,861	7.50%, 01/01/30	2,231
238	7.50%, 02/01/30	262
11,868	7.50%, 12/01/30	14,220
3,516	7.50%, 09/01/33	3,914
14,694	8.00%, 11/01/30	17,625
16,775	8.50%, 04/01/30	20,617
9,227	8.50%, 05/01/30	11,342
3,757	9.00%, 12/01/16	4,190
212	9.50%, 04/01/21	250
	Federal National Mortgage Assoc.
2,035,000	3.50%TBA(e)	2,090,327
1,095,000	4.00%TBA(e)	1,148,381
25,388	4.00%, 05/01/19	27,137
90,818	4.00%, 06/01/19	97,074
3,898,347	4.00%, 12/01/41	4,092,989
4,510,000	4.50%TBA(e)	4,798,217
24,885	4.50%, 05/01/18	26,766
28,206	4.50%, 05/01/19	30,321
25,704	4.50%, 05/01/19	27,631
27,646	4.50%, 05/01/19	29,719
52,314	4.50%, 05/01/19	56,237
8,569	4.50%, 06/01/19	9,211
16,024	4.50%, 02/01/20	17,215
49,060	4.50%, 08/01/20	52,708
21,236	4.50%, 07/01/33	22,643
14,000	4.50%, 08/01/33	14,928
23,759	4.50%, 04/01/34	25,315
607,053	4.50%, 10/01/39	646,049
333,425	4.50%, 02/01/40	355,260
1,131,439	4.50%, 07/01/41	1,230,639
51,252	5.00%, 07/01/20	56,072
94,169	5.00%, 03/01/34	101,976
15,687	5.00%, 10/01/34	16,980
26,575	5.00%, 06/01/35	29,546
45,236	5.00%, 06/01/35	50,294
30,686	5.00%, 06/01/35	34,117
56,333	5.00%, 07/01/35	62,632
19,711	5.00%, 07/01/35	21,317
16,389	5.00%, 07/01/35	18,171
53,438	5.00%, 07/01/35	57,792
16,960	5.00%, 08/01/35	18,342
47,252	5.00%, 03/01/39	51,604
44,597	5.00%, 04/01/39	49,318
29,982	5.00%, 04/01/39	32,978
40,212	5.00%, 04/01/39	43,828
53,541	5.00%, 05/01/39	58,395
824,602	5.00%, 06/01/41	911,900
1,915	5.14%, 03/01/37(b)	1,933
1,191	5.47%, 04/01/37(b)	1,251
4,276	5.50%, 03/01/14	4,661

See accompanying Notes to Financial Statements  |  63

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
3,215	5.50%, 03/01/14	3,504
8,785	5.50%, 05/01/14	9,576
4,211	5.50%, 06/01/14	4,589
7,566	5.50%, 08/01/14	8,247
27,632	5.50%, 06/01/20	30,386
18,445	5.50%, 06/01/20	20,283
26,453	5.50%, 06/01/20	29,090
21,861	5.50%, 06/01/20	24,039
21,092	5.50%, 06/01/20	23,195
21,657	5.50%, 06/01/20	23,816
23,686	5.50%, 07/01/20	26,047
41,252	5.50%, 07/01/20	45,364
33,346	5.50%, 07/01/20	36,669
48,914	5.50%, 12/01/32	54,143
17,377	5.50%, 01/01/33	19,099
32,729	5.50%, 07/01/33	36,044
33,598	5.50%, 08/01/33	37,001
196,473	5.50%, 12/01/35	215,084
63,334	5.50%, 05/01/37	69,749
179,915	5.50%, 06/01/37	196,958
1,593	5.50%, 07/01/37	1,738
408,680	5.50%, 08/01/37	448,479
263,291	5.50%, 04/01/38	289,384
607,224	5.50%, 01/01/39	662,278
2,469,000	6.00%TBA(e)	2,665,363
4,059	6.00%, 09/01/14	4,384
2,006	6.00%, 11/01/14	2,165
684	6.00%, 04/01/18	742
1,304	6.00%, 05/01/19	1,412
6,284	6.00%, 09/01/19	6,848
7,093	6.00%, 10/01/19	7,729
8,860	6.00%, 02/01/20	9,655
5,544	6.00%, 05/01/20	6,042
11,731	6.00%, 03/01/21	12,801
4,596	6.00%, 02/01/29	5,136
592	6.00%, 05/01/29	661
4,913	6.00%, 05/01/29	5,486
2,949	6.00%, 06/01/29	3,295
1,782	6.00%, 07/01/29	1,991
16,604	6.00%, 02/01/33	18,630
19,592	6.00%, 03/01/33	21,891
5,750	6.00%, 05/01/33	6,451
19,532	6.00%, 06/01/33	21,915
19,524	6.00%, 06/01/33	21,906
13,025	6.00%, 07/01/33	14,614
41,285	6.00%, 07/01/33	46,128
6,607	6.00%, 07/01/33	7,382
35,621	6.00%, 08/01/33	39,967
51,920	6.00%, 08/01/33	58,255
14,186	6.00%, 10/01/33	15,917
33,133	6.00%, 10/01/33	37,175
9,349	6.00%, 10/01/33	10,489
16,936	6.00%, 11/01/33	18,923
21,937	6.00%, 12/01/33	24,614
34,626	6.00%, 01/01/34	38,851
7,394	6.00%, 01/01/34	8,259
30,504	6.00%, 02/01/34	34,226
512,516	6.00%, 03/01/34	573,198
20,635	6.00%, 04/01/34	23,152
31,605	6.00%, 05/01/34	35,461
26,281	6.00%, 07/01/34	29,321
6,616	6.00%, 10/01/34	7,423
18,500	6.00%, 11/01/34	20,757
10,735	6.00%, 12/01/34	11,968

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
2,960	6.00%, 12/01/34	3,286
11,300	6.00%, 12/01/34	12,679
38,432	6.00%, 01/01/35	43,121
23,887	6.00%, 01/01/35	26,801
5,279	6.00%, 01/01/35	5,923
25,210	6.00%, 02/01/35	28,286
9,099	6.00%, 03/01/35	10,163
18,274	6.00%, 03/01/35	20,504
5,151	6.00%, 04/01/35	5,779
48,697	6.00%, 06/01/35	54,395
7,811	6.00%, 06/01/35	8,728
25,640	6.00%, 06/01/35	28,640
34,453	6.00%, 06/01/35	38,485
44,247	6.00%, 06/01/35	49,424
41,212	6.00%, 06/01/35	46,034
18,908	6.00%, 07/01/35	21,215
13,482	6.00%, 07/01/35	15,059
7,947	6.50%, 08/01/17	8,787
19,915	6.50%, 08/01/17	22,144
1,286	6.50%, 09/01/17	1,430
2,700	6.50%, 10/01/17	3,002
4,182	6.50%, 10/01/18	4,650
7,530	6.50%, 01/01/19	8,373
3,328	6.50%, 03/01/19	3,700
2,162	6.50%, 03/01/19	2,404
734	6.50%, 05/01/24	828
819	6.50%, 10/01/28	937
770	6.50%, 05/01/29	894
711	6.50%, 08/01/29	813
1,428	6.50%, 01/01/32	1,627
938	6.50%, 01/01/32	1,068
1,146	6.50%, 07/01/32	1,311
4,809	6.50%, 09/01/32	5,478
5,192	6.50%, 09/01/32	5,940
2,371	6.50%, 11/01/32	2,701
4,055	6.50%, 12/01/32	4,623
964	6.50%, 01/01/33	1,099
2,148	6.50%, 01/01/33	2,446
2,951	6.50%, 01/01/33	3,367
7,859	6.50%, 03/01/33	8,960
2,097	6.50%, 05/01/33	2,340
2,119	6.50%, 06/01/33	2,414
2,580	6.50%, 06/01/33	2,939
14,316	6.50%, 10/01/33	16,308
6,988	6.50%, 11/01/33	7,960
10,967	6.50%, 12/01/33	12,473
8,704	6.50%, 01/01/34	9,907
2,444	6.50%, 02/01/34	2,737
2,841	6.50%, 03/01/34	3,251
2,648	6.50%, 06/01/34	3,019
14,750	6.50%, 07/01/34	16,796
9,768	6.50%, 08/01/34	11,080
50,757	6.50%, 08/01/36	57,161
23,330	6.50%, 08/01/36	26,365
30	7.00%, 08/01/13	31
5,241	7.00%, 03/01/15	5,528
981	7.00%, 10/01/16	1,060
4,295	7.00%, 04/01/17	4,718
12,624	7.00%, 08/01/17	13,768
16,166	7.00%, 02/01/32	18,738
5,647	7.00%, 10/01/32	6,549
1,926	7.00%, 05/01/33	2,183
4,769	7.00%, 12/01/33	5,425
2,327	7.00%, 02/01/34	2,658
35	7.50%, 08/01/13	36

64  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
56	7.50%, 09/01/13	56
1,070	7.50%, 02/01/15	1,132
258	7.50%, 05/01/15	276
778	7.50%, 09/01/15	781
55	7.50%, 09/01/15	55
253	7.50%, 06/01/17	254
4,102	7.50%, 12/01/23	4,748
766	7.50%, 12/01/26	907
4,247	7.50%, 06/01/29	5,065
1,903	7.50%, 07/01/29	2,261
437	7.50%, 09/01/30	446
4,005	7.50%, 12/01/30	4,449
4,013	7.50%, 02/01/31	4,804
4,513	7.50%, 07/01/31	5,415
5,019	7.50%, 09/01/31	6,023
13,533	7.50%, 09/01/31	16,248
1,974	7.50%, 10/01/31	2,366
13,119	7.50%, 11/01/31	15,745
5,180	7.50%, 01/01/32	6,224
2,699	7.50%, 04/01/32	3,158
4,385	7.50%, 05/01/32	5,270
4,271	7.50%, 06/01/32	5,131
3,060	7.50%, 07/01/32	3,669
14,482	7.50%, 09/01/32	17,390
1,215	7.50%, 12/01/32	1,305
3,534	7.50%, 01/01/33	4,247
2,686	7.50%, 03/01/33	2,976
520	7.50%, 12/01/33	529
4,071	7.50%, 02/01/34	4,891
2,486	7.50%, 03/01/34	2,730
6	8.00%, 12/01/12	6
313	8.00%, 07/01/15	315
1,674	8.00%, 12/01/15	1,797
1,391	8.00%, 08/01/25	1,429
2,652	8.00%, 11/01/25	3,162
589	8.00%, 09/01/30	680
8,714	8.00%, 11/01/30	10,552
7,756	8.00%, 12/01/30	9,350
7,566	8.00%, 02/01/31	7,778
9,153	8.00%, 10/01/31	11,033
5,954	8.00%, 09/01/32	7,232
350	8.00%, 12/01/32	356
731	8.00%, 01/01/33	756
5,683	8.00%, 11/01/33	6,903
4,344	8.50%, 05/01/31	5,334
4,796	9.00%, 12/01/17	5,373
5,758	9.00%, 12/01/22	6,776
	Government National Mortgage Assoc.
725,000	4.00%TBA(e)	778,242
25,419	4.50%, 08/15/33	27,845
84,504	4.50%, 10/15/33	92,569
17,037	4.50%, 10/15/33	18,663
25,094	4.50%, 10/15/33	27,489
14,810	4.50%, 09/15/34	16,205
54,864	4.50%, 09/15/34	60,046
983,443	4.50%, 03/20/41	1,073,459
14,416	6.00%, 04/15/27	16,494
4,668	6.00%, 04/15/30	5,341
12,584	6.00%, 04/15/33	14,423
30,970	6.00%, 05/15/33	35,497
5,322	6.00%, 05/15/33	6,100
40,785	6.00%, 07/15/33	46,747
20,508	6.00%, 04/15/34	23,278

Principal Amount ($)		Value ($)

AGENCY MORTGAGE BACKED — (continued)
8,729	6.00%, 03/15/35	9,987
14,086	6.00%, 04/15/35	16,116
8,049	6.00%, 04/15/35	9,209
1,592	6.00%, 06/15/35	1,802
11,879	6.00%, 09/15/36	13,591
6,076	6.50%, 04/15/19	6,750
8,521	6.50%, 02/15/24	9,811
1,330	6.50%, 02/15/24	1,527
4,009	6.50%, 04/15/24	4,614
9,338	6.50%, 05/15/24	10,775
8,340	6.50%, 06/15/24	9,738
16,537	6.50%, 07/15/24	19,061
17,192	6.50%, 04/15/28	20,073
3,499	6.50%, 04/15/28	4,086
6,276	6.50%, 04/15/28	7,327
14,777	6.50%, 04/15/32	17,254
12,202	6.50%, 08/15/32	14,247
5,912	6.50%, 10/15/32	6,874
11,847	6.50%, 01/15/33	13,774
13,036	6.50%, 01/15/33	15,221
1,007	6.50%, 01/15/33	1,161
3,686	6.50%, 02/15/33	4,248
3,371	6.50%, 03/15/33	3,917
1,838	6.50%, 03/15/33	2,119
11,630	6.50%, 05/15/33	13,478
12,151	6.50%, 06/15/34	14,187
9,006	6.50%, 06/15/34	10,392
9,132	6.50%, 07/15/34	10,583
4,871	6.50%, 08/15/34	5,621
19,828	6.50%, 08/15/34	22,978
5,093	6.50%, 08/15/34	5,876
8,439	6.50%, 03/15/36	9,853
7,535	6.50%, 04/15/36	8,678
5,337	6.50%, 05/15/36	6,146
8,825	6.50%, 05/15/36	10,305
17,472	6.50%, 06/15/36	20,400
8,467	6.50%, 07/15/36	9,887
4,506	6.50%, 08/15/36	5,185
11,044	6.50%, 08/15/36	12,895
5,620	6.50%, 08/15/36	6,477
9,283	7.00%, 01/15/28	10,970
12,009	7.00%, 02/15/28	14,191
7,155	7.00%, 06/15/34	8,386
9,712	7.00%, 08/15/36	11,348
8,348	7.00%, 08/15/36	9,786
5,678	7.00%, 09/15/36	6,631
7,472	7.00%, 09/15/36	8,796
7,230	7.00%, 09/15/36	8,447
7,046	7.00%, 09/15/36	8,256
4,874	7.00%, 10/15/36	5,708
9,246	7.00%, 10/15/36	10,818
2,645	7.50%, 01/15/23	3,070
3,636	7.50%, 07/15/23	4,215
8,730	7.50%, 09/15/23	10,189
2,543	7.50%, 09/15/23	2,952
7,758	7.50%, 10/15/23	9,014
23,476	7.50%, 12/15/23	25,430
1,930	7.50%, 01/15/28	1,980
7,931	7.50%, 03/15/28	8,439
554	7.50%, 11/15/31	557
4,130	7.50%, 10/15/33	4,965
437	8.00%, 12/15/29	444
937	8.00%, 02/15/30	954
22,557	9.00%, 11/15/16	25,365
4,650	9.00%, 01/15/17	5,237

See accompanying Notes to Financial Statements  |  65

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

AGENCY MORTGAGE BACKED — (continued)
3,675	9.00%, 11/15/17	4,141
1,056	9.00%, 11/15/17	1,190
1,491	9.00%, 12/15/21	1,755

	Total Agency Mortgage Backed (Cost $28,196,402)	28,958,846

ASSET BACKED - 0.4%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
11,055	0.61%, 01/25/34(b)(f)	8,296
	Chase Funding Mortgage Loan Asset-Backed Certificates
	(Series 2003-6) (Class 1B)
23,162	5.75%, 11/25/34(b)(f)	10,331
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
110,000	6.04%, 09/25/36(g)	92,598
	Countrywide Asset-Backed Certificates
	(Series 2003-BC1) (Class A1)
76,122	1.04%, 03/25/33(b)	59,797
	Mid-State Trust
	(Series 6) (Class A3)
9,480	7.54%, 07/01/35(f)	9,647
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
100,000	5.30%, 11/25/35(g)	62,291
	Residential Asset Mortgage Products, Inc.
	(Series 2002-RS3) (Class AII1)
14,310	0.80%, 06/25/32(b)(f)	11,417
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
4,882	0.74%, 07/25/32(b)(f)	2,767
	(Series 2003-KS4) (Class AIIB)
21,168	0.82%, 06/25/33(b)(f)	12,123
	Saxon Asset Securities Trust
	(Series 2004-2) (Class AF3)
91,330	5.23%, 08/25/35(b)	87,353

	Total Asset Backed (Cost $420,528)	356,620

CORPORATE NOTES - 29.4%

AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
98,000	7.88%, 03/01/17(h)	101,430
	Visteon Corp.
96,000	6.75%, 04/15/19	97,920

		199,350

BANKS - 3.2%
	Australia & New Zealand Banking Group, Ltd.
250,000	2.40%, 11/23/16(h)	252,384
	Banco do Brasil SA
200,000	5.88%, 01/26/22(h)	206,800

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

BANKS — (continued)
	Banco Mercantil del Norte SA
50,000	6.86%, 10/13/21(b)(h)	52,125
	BanColombia SA
20,000	6.13%, 07/26/20	21,300
	Bombardier, Inc.
88,000	7.75%, 03/15/20(h)	98,560
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(h)	150,715
	European Investment Bank
160,000	0.88%, 12/15/14	160,383
300,000	4.88%, 01/17/17	345,785
	HSBC Holdings PLC
204,000	4.00%, 03/30/22	202,622
	ING Bank N.V.
5,000	3.75%, 03/07/17(h)	4,958
	Itau Unibanco Holding SA
200,000	5.65%, 03/19/22(h)	201,100
	Kreditanstalt fuer Wiederaufbau
232,000	3.50%, 03/10/14	244,998
31,000	4.50%, 07/16/18	35,897
	Lloyds TSB Bank PLC
123,000	4.20%, 03/28/17	124,062
	Mizuho Corporate Bank, Ltd.
200,000	2.55%, 03/17/17(h)	200,212
	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(h)	39,678
	Nordea Bank AB
200,000	3.13%, 03/20/17(h)	200,437
	Swedbank Hypotek AB
200,000	2.38%, 04/05/17(h)	200,963
	Wachovia Bank NA
250,000	4.88%, 02/01/15	269,632

		3,012,611

CAPITAL GOODS - 1.2%
	Amsted Industries, Inc.
70,000	8.13%, 03/15/18(h)	75,250
	Cargill, Inc.
240,000	5.20%, 01/22/13(h)	249,185
96,000	6.00%, 11/27/17(h)	114,443
	Case New Holland, Inc.
58,000	7.88%, 12/01/17	67,715
	Caterpillar, Inc.
110,000	3.90%, 05/27/21	120,792
	Danaher Corp.
110,000	2.30%, 06/23/16	114,055
22,000	3.90%, 06/23/21	24,103
	Lockheed Martin Corp.
70,000	4.85%, 09/15/41	71,686
	Raytheon Co.
106,000	1.40%, 12/15/14	107,827
	Textron, Inc.
152,000	6.20%, 03/15/15	166,831

		1,111,887

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Republic Services, Inc.
67,000	5.25%, 11/15/21	76,540

66  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

COMMERCIAL & PROFESSIONAL SERVICES — (continued)
69,000	5.70%, 05/15/41	79,062

		155,602

CONSUMER DURABLES & APPAREL - 0.4%
	Hanesbrands, Inc.
118,000	6.38%, 12/15/20	121,835
	Levi Strauss & Co.
200,000	7.63%, 05/15/20	212,500

		334,335

CONSUMER SERVICES - 0.2%
	Corp. Lindley SA
10,000	6.75%, 11/23/21(h)	10,700
	Vail Resorts, Inc.
151,000	6.50%, 05/01/19(h)	159,305

		170,005

DIVERSIFIED FINANCIAL SERVICES - 0.5%
	HSBC Finance Corp.
99,000	6.68%, 01/15/21	105,852
	John Deere Capital Corp.
54,000	3.15%, 10/15/21	55,058
	Morgan Stanley
102,000	4.75%, 03/22/17	102,146
	Woodside Finance, Ltd.
189,000	4.50%, 11/10/14(h)	200,747

		463,803

DIVERSIFIED FINANCIALS - 2.6%
	Bank of America Corp.
55,000	3.75%, 07/12/16	55,328
102,000	3.88%, 03/22/17	102,678
55,000	5.63%, 10/14/16	58,534
103,000	5.70%, 01/24/22	109,240
100,000	5.75%, 12/01/17	107,379
127,000	5.88%, 02/07/42	126,758
75,000	6.50%, 08/01/16	82,540
	Citigroup, Inc.
204,000	4.45%, 01/10/17	213,920
444,000	5.00%, 09/15/14	460,083
113,000	5.88%, 01/30/42	117,502
100,000	6.13%, 08/25/36	96,404
	Credit Suisse AG
200,000	2.60%, 05/27/16(h)	204,101
	Dolphin Subsidiary II, Inc.
96,000	7.25%, 10/15/21(h)	107,040
	Goldman Sachs Capital I
88,000	6.35%, 02/15/34	82,350
	Goldman Sachs Group, Inc. (The)
103,000	5.75%, 01/24/22	106,158
162,000	6.15%, 04/01/18	174,958
56,000	6.75%, 10/01/37	54,880
	JPMorgan Chase & Co.
138,000	4.35%, 08/15/21	141,270
	Morgan Stanley
41,000	5.50%, 07/28/21	40,141
8,000	5.75%, 01/25/21	7,868

		2,449,132

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

ENERGY - 5.3%
	Alpha Natural Resources, Inc.
39,000	6.00%, 06/01/19(i)	35,490
	Anadarko Petroleum Corp.
143,000	5.95%, 09/15/16	165,028
173,000	6.20%, 03/15/40	196,721
59,000	6.38%, 09/15/17	70,187
132,000	6.95%, 06/15/19	161,374
	Arch Coal, Inc.
97,000	7.00%, 06/15/19(h)	89,968
	Baker Hughes, Inc.
109,000	3.20%, 08/15/21(h)	109,939
	BG Energy Capital PLC
107,000	4.00%, 10/15/21(h)	111,806
	BP Capital Markets PLC
160,000	2.25%, 11/01/16	164,291
	Chesapeake Energy Corp.
90,000	6.13%, 02/15/21	89,550
	Chesapeake Midstream Partners LP
10,000	5.88%, 04/15/21(h)	9,999
	Denbury Resources, Inc.
83,000	6.38%, 08/15/21	88,188
67,000	8.25%, 02/15/20	75,208
	Ecopetrol SA
19,000	7.63%, 07/23/19	23,608
	Energy Transfer Equity LP
73,000	7.50%, 10/15/20	81,395
	Energy Transfer Partners LP
77,000	6.70%, 07/01/18	88,391
	Forest Oil Corp.
96,000	7.25%, 06/15/19	94,320
	Halliburton Co.
53,000	3.25%, 11/15/21	54,542
53,000	4.50%, 11/15/41	53,880
	Korea National Oil Corp.
200,000	3.13%, 04/03/17(h)	200,069
	Linn Energy LLC
79,000	8.63%, 04/15/20	85,518
	Marathon Petroleum Corp.
51,000	6.50%, 03/01/41	55,278
	NAK Naftogaz Ukraine
100,000	9.50%, 09/30/14	97,250
	Newfield Exploration Co.
96,000	5.75%, 01/30/22	101,040
	Noble Energy, Inc.
166,000	4.15%, 12/15/21	170,002
	Occidental Petroleum Corp.
109,000	1.75%, 02/15/17	110,340
109,000	3.13%, 02/15/22	110,194
	ONEOK Partners LP
117,000	6.13%, 02/01/41	130,833
	Pacific Rubiales Energy Corp.
15,000	7.25%, 12/12/21(h)	16,492
	Peabody Energy Corp.
28,000	6.00%, 11/15/18(h)	27,580
56,000	6.25%, 11/15/21(h)	55,160
	Petrobras International Finance Co.
41,000	2.88%, 02/06/15	42,172
154,000	3.50%, 02/06/17	158,230
45,000	3.88%, 01/27/16	47,592
62,000	5.38%, 01/27/21	67,068

See accompanying Notes to Financial Statements  |  67

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

ENERGY — (continued)
	Petroleos Mexicanos
40,000	6.00%, 03/05/20	45,740
19,000	6.50%, 06/02/41(h)	21,470
	Phillips 66
72,000	1.95%, 03/05/15(h)	72,549
102,000	2.95%, 05/01/17(h)	103,795
51,000	5.88%, 05/01/42(h)	52,432
	Pioneer Natural Resources Co.
229,000	7.50%, 01/15/20	281,237
	Plains All American Pipeline LP
26,000	3.65%, 06/01/22	25,579
118,000	3.95%, 09/15/15	126,643
51,000	5.15%, 06/01/42	50,010
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(h)	127,500
	Pride International, Inc.
156,000	6.88%, 08/15/20	190,550
	Range Resources Corp.
96,000	5.75%, 06/01/21	101,280
	Schlumberger Investment SA
54,000	3.30%, 09/14/21(h)	54,820
	Schlumberger Norge A/S
54,000	1.95%, 09/14/16(h)	54,698
	Southwestern Energy Co.
123,000	4.10%, 03/15/22(h)	122,171
	TNK-BP Finance SA
25,000	7.25%, 02/02/20(h)(i)	29,062
	Total Capital International SA
51,000	2.88%, 02/17/22	49,006
	Transocean, Inc.
33,000	6.38%, 12/15/21	37,199
	Weatherford International, Ltd.
82,000	4.50%, 04/15/22	81,881
77,000	5.95%, 04/15/42	76,454

		4,942,779

FOOD & STAPLES RETAILING - 0.4%
	CVS Caremark Corp.
61,000	3.25%, 05/18/15	64,703
111,000	5.75%, 06/01/17	131,140
	Ingles Markets, Inc.
194,000	8.88%, 05/15/17	210,975

		406,818

FOOD, BEVERAGE & TOBACCO - 1.5%
	Anheuser-Busch InBev Worldwide, Inc.
172,000	3.63%, 04/15/15	184,744
156,000	5.38%, 11/15/14(h)	173,336
	Archer-Daniels-Midland Co.
176,000	5.77%, 03/01/41	212,840
	Coca-Cola Co. (The)
119,000	3.30%, 09/01/21(h)	124,060
	Heineken N.V.
204,000	3.40%, 04/01/22(h)	202,922
	Kraft Foods, Inc.
168,000	4.13%, 02/09/16	182,734
42,000	5.38%, 02/10/20	48,633
	Lorillard Tobacco Co.

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

FOOD, BEVERAGE & TOBACCO — (continued)
108,000	3.50%, 08/04/16	112,556
42,000	7.00%, 08/04/41	45,324
	Philip Morris International, Inc.
111,000	2.50%, 05/16/16	115,971

		1,403,120

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
	Baxter International, Inc.
126,000	1.85%, 01/15/17	127,751
	Becton Dickinson and Co.
160,000	3.13%, 11/08/21	162,684
	Cigna Corp.
244,000	2.75%, 11/15/16	247,310
54,000	4.00%, 02/15/22	55,068
105,000	5.38%, 02/15/42	108,097
	DaVita, Inc.
96,000	6.38%, 11/01/18	100,800
	Dentsply International, Inc.
166,000	2.75%, 08/15/16	167,038
109,000	4.13%, 08/15/21	111,344
	Fresenius Medical Care US Finance, Inc.
51,000	5.75%, 02/15/21(h)	53,040
	HCA, Inc.
114,000	6.50%, 02/15/20	119,985
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(h)	21,983

		1,275,100

HOTELS, RESTAURANTS & LEISURE - 0.1%
	CityCenter Holdings LLC/CityCenter Finance Corp.
58,000	7.63%, 01/15/16	61,480

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Reynolds Group Issuer, Inc.
100,000	8.75%, 10/15/16(h)	106,250

INSURANCE - 1.3%
	AFLAC, Inc.
26,000	2.65%, 02/15/17	26,324
25,000	4.00%, 02/15/22	25,257
	American International Group, Inc.
112,000	5.85%, 01/16/18	122,101
	AON Corp.
133,000	3.13%, 05/27/16	138,133
	Berkshire Hathaway, Inc.
206,000	1.90%, 01/31/17	208,596
	CNA Financial Corp.
105,000	5.88%, 08/15/20	112,746
	Mitsui Sumitomo Insurance Co., Ltd.
71,000	7.00%, 03/15/72(b)(h)	71,707
	Protective Life Corp.
106,000	8.45%, 10/15/39	123,083
	Prudential Financial, Inc., MTN
51,000	5.63%, 05/12/41	53,302
25,000	5.80%, 11/16/41	27,180
	Willis Group Holdings PLC
110,000	4.13%, 03/15/16	111,915

68  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

INSURANCE — (continued)
	XL Group PLC
83,000	6.50%, 12/29/49(b)	70,758
	Xl Group, Ltd.
90,000	5.75%, 10/01/21	98,300

		1,189,402

MATERIALS - 1.1%
	Alcoa, Inc.
56,000	5.40%, 04/15/21	57,969
54,000	5.55%, 02/01/17	59,383
	ArcelorMittal
27,000	6.75%, 03/01/41	25,379
	BHP Billiton Finance USA, Ltd.
154,000	1.63%, 02/24/17	153,409
	Corp Nacional del Cobre de Chile
113,000	3.75%, 11/04/20(h)	116,333
22,000	5.63%, 09/21/35(h)	25,117
	Ecolab, Inc.
148,000	3.00%, 12/08/16	154,057
	Newmont Mining Corp.
25,000	3.50%, 03/15/22	24,135
25,000	4.88%, 03/15/42	23,349
	Rio Tinto Finance USA, Ltd.
219,000	3.50%, 03/22/22	219,860
	Southern Copper Corp.
35,000	6.75%, 04/16/40	38,173
	Volcan Cia Minera Saa
27,000	5.38%, 02/02/22(h)	28,012
	Xstrata Finance Canada, Ltd.
114,325	5.80%, 11/15/16(h)	128,558

		1,053,734

MEDIA - 1.9%
	CCO Holdings LLC
106,000	8.13%, 04/30/20	118,190
	DIRECTV Holdings LLC
113,000	3.55%, 03/15/15	119,415
50,000	4.75%, 10/01/14	54,379
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
51,000	2.40%, 03/15/17(h)	50,606
25,000	3.80%, 03/15/22(h)	24,707
103,000	4.60%, 02/15/21(h)	108,727
51,000	5.15%, 03/15/42(h)	49,870
	Globo Comunicacao e Participacoes SA
100,000	6.25%, 07/20/49(g)(h)	107,350
	News America, Inc.
43,000	6.65%, 11/15/37	50,288
	Time Warner Cable, Inc.
102,000	4.00%, 09/01/21	104,712
160,000	5.50%, 09/01/41	168,228
123,000	6.75%, 07/01/18	150,269
	Time Warner, Inc.
212,000	3.15%, 07/15/15	224,687
154,000	5.88%, 11/15/16	180,566
	Viacom, Inc.
72,000	1.25%, 02/27/15	71,977
160,000	2.50%, 12/15/16	163,951

		1,747,922

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
	Agilent Technologies, Inc.
108,000	5.50%, 09/14/15	121,476
	Allergan, Inc.
88,000	3.38%, 09/15/20	91,627
	Amgen, Inc.
77,000	2.30%, 06/15/16	78,684
53,000	2.50%, 11/15/16	54,523
84,000	5.65%, 06/15/42	90,149
	Aristotle Holding, Inc.
133,000	2.65%, 02/15/17(h)	134,656
51,000	3.90%, 02/15/22(h)	51,653
52,000	4.75%, 11/15/21(h)	55,759
79,000	6.13%, 11/15/41(h)	88,450
	Express Scripts, Inc.
155,000	3.13%, 05/15/16	161,558
	Gilead Sciences, Inc.
53,000	5.65%, 12/01/41	56,823
	Mylan, Inc.
124,000	7.88%, 07/15/20(h)	138,880

		1,124,238

REAL ESTATE - 0.4%
	Duke Realty LP
109,000	6.50%, 01/15/18	125,008
	HCP, Inc.
72,000	3.75%, 02/01/19	71,683
	Host Hotels & Resorts LP
48,000	6.00%, 11/01/20	51,120
	Simon Property Group LP
153,000	2.15%, 09/15/17	151,003

		398,814

RETAILING - 0.1%
	QVC, Inc.
101,000	7.50%, 10/01/19(h)	111,352

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
	Broadcom Corp.
107,000	2.70%, 11/01/18	108,960
	Texas Instruments, Inc.
166,000	2.38%, 05/16/16	173,490

		282,450

TELECOMMUNICATION SERVICES - 3.2%
	America Movil SAB de CV
200,000	2.38%, 09/08/16	203,465
100,000	6.13%, 03/30/40	117,132
	Amphenol Corp.
205,000	4.00%, 02/01/22	206,736
	AT&T, Inc.
207,000	0.88%, 02/13/15	205,918
259,000	1.60%, 02/15/17	257,830
88,000	2.95%, 05/15/16	93,082
72,000	5.55%, 08/15/41	80,110
19,000	5.60%, 05/15/18	22,501
136,000	6.40%, 05/15/38	162,061
79,000	6.70%, 11/15/13	86,454
	CenturyLink, Inc.
86,000	5.80%, 03/15/22	84,136
96,000	7.65%, 03/15/42	90,456

See accompanying Notes to Financial Statements  |  69

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

CORPORATE NOTES — (continued)

TELECOMMUNICATION SERVICES — (continued)
	Cincinnati Bell, Inc.
124,000	8.25%, 10/15/17	127,255
	Corning, Inc.
119,000	4.75%, 03/15/42	115,691
	Crown Castle Towers LLC
110,000	4.88%, 08/15/20(h)	113,376
10,000	6.11%, 01/15/20(h)	11,132
	Deutsche Telekom International Finance BV
150,000	2.25%, 03/06/17	148,636
150,000	4.88%, 03/06/42	142,245
	Frontier Communications Corp.
96,000	7.13%, 03/15/19(h)	96,720
	Hewlett-Packard Co.
255,000	2.60%, 09/15/17	255,165
	Hughes Satellite Systems Corp.
70,000	6.50%, 06/15/19	73,500
	Koninklijke Philips Electronics N.V.
75,000	3.75%, 03/15/22	75,600
69,000	5.00%, 03/15/42	69,125
	PAETEC Holding Corp.
86,000	8.88%, 06/30/17	93,740
	Verizon Communications, nc.
103,000	2.00%, 11/01/16	104,732

		3,036,798

TRANSPORTATION - 0.1%
	Air Jamaica, Ltd.
5,000	9.38%, 07/08/15	5,250
	CSX Corp.
102,000	4.25%, 06/01/21	109,493

		114,743

UTILITIES - 2.5%
	AES Gener SA
29,000	5.25%, 08/15/21(h)	30,741
	AES Panama SA
60,000	6.35%, 12/21/16(h)	65,400
	Arizona Public Service Co.
70,000	6.25%, 08/01/16	82,116
	Banco do Nordeste do Brasil SA
100,000	3.63%, 11/09/15(h)	101,000
	Calpine Corp.
15,000	7.25%, 10/15/17(h)	15,975
	Consolidated Edison Co. of New York, Inc.
11,000	5.85%, 04/01/18	13,368
121,000	6.65%, 04/01/19	151,766
	Dominion Resources, Inc.
76,000	1.95%, 08/15/16	77,126
43,000	4.90%, 08/01/41	45,291
	Empresa de Energia de Bogota SA
19,000	6.13%, 11/10/21(h)	20,235
	Exelon Corp.
117,000	4.90%, 06/15/15	127,717
	Florida Power & Light Co.
95,000	4.13%, 02/01/42	93,497
	Great Plains Energy, Inc.
111,000	4.85%, 06/01/21	117,794

Principal Amount ($)		Value ($)

CORPORATE NOTES — (continued)

UTILITIES — (continued)
	Majapahit Holding BV
100,000	7.75%, 10/17/16(h)	116,125
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	10,734
	NextEra Energy Capital Holdings, Inc.
230,000	2.60%, 09/01/15	235,816
	Oglethorpe Power Corp.
57,000	5.38%, 11/01/40	64,297
	Pacific Gas & Electric Co.
89,000	6.05%, 03/01/34	108,539
	PacifiCorp
400,000	6.00%, 01/15/39	495,844
6,000	6.25%, 10/15/37	7,673
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	122,980
	Sempra Energy
204,000	2.30%, 04/01/17	206,727

		2,310,761

	Total Corporate Notes (Cost $26,348,358)	27,462,486

MUNICIPAL BONDS AND NOTES - 0.6%
	American Municipal Power, Inc.
45,000	6.27%, 02/15/50	49,646
	Municipal Electric Authority of Georgia
125,000	6.64%, 04/01/57	139,145
	New Jersey State Turnpike Authority
55,000	7.10%, 01/01/41	75,297
80,000	7.41%, 01/01/40	113,212
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	56,130
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	74,143
	State of California, GO
75,000	5.70%, 11/01/21	84,802

	Total Municipal Bonds and Notes (Cost $507,235)	592,375

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 3.4%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
150,000	5.19%, 09/10/47(b)	168,031
	(Series 2007-4) (Class A4)
100,000	5.72%, 02/10/51(b)	113,909
	(Series 2008-1) (Class A4)
50,000	6.20%, 02/10/51(b)	58,631
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
200,000	4.93%, 02/13/42(b)	217,981
	(Series 2006-PW11) (Class A2)
93,396	5.40%, 03/11/39(b)	93,385

70  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2006-T22) (Class AM)
110,000	5.54%, 04/12/38(b)	117,907
	(Series 2007-PW16) (Class AJ)
60,000	5.72%, 06/11/40(b)	46,534
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
50,000	5.48%, 10/15/49(b)	42,360
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
60,000	4.98%, 05/10/43(b)	65,997
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
100,000	5.56%, 11/10/46(b)(h)	76,375
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
100,000	5.50%, 11/05/27(h)	101,356
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
110,000	3.00%, 08/10/44	114,907
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
50,000	5.04%, 03/15/46(b)	54,552
	(Series 2005-CB11) (Class A4)
440,000	5.34%, 08/12/37(b)	485,851
	(Series 2006-LDP8) (Class AM)
100,000	5.44%, 05/15/45	107,473
	(Series 2007-CB18) (Class A4)
220,000	5.44%, 06/12/47	245,767
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
120,000	4.95%, 09/15/30	132,223
	(Series 2006-C1) (Class A4)
120,000	5.16%, 02/15/31	134,115
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
125,000	5.66%, 05/12/39(b)	87,483
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
150,000	5.16%, 10/12/52(b)	166,687
	(Series 2007-IQ16) (Class A2)
77,191	5.62%, 12/12/49	77,913
	(Series 2006-IQ11) (Class B)
100,000	5.73%, 10/15/42(b)	84,218
	(Series 2006-IQ11) (Class C)
131,000	5.73%, 10/15/42(b)	103,908
	(Series 2006-T23) (Class A4)
50,000	5.81%, 08/12/41(b)	57,467
	(Series 2008-T29) (Class AM)
120,000	6.28%, 01/11/43(b)	127,716
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
120,000	5.47%, 01/15/45(b)	127,495

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $2,963,590)	3,210,241

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Banc of America Mortgage Securities, Inc.
	(Series 2006-A) (Class B1)
18,127	5.59%, 02/25/36(b)(f)	251
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
1,710	0.00%, 11/01/18(c)(d)(f)	1,647
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
100,629	5.32%, 10/25/35(b)(f)	7,185
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
59,582	5.61%, 02/25/36(b)(f)	1,402
	Interstar Millennium Trust
8,265	0.87%, 03/14/36(b)	7,594
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
62,490	5.00%, 08/25/18(a)(f)	6,157
	Morgan Stanley Capital I
	(Series 2007-T27) (Class AJ)
90,000	5.64%, 06/11/42(b)	78,797
	Residential Funding Mortgage Securities I
	(Series 2006-S1) (Class M1)
29,673	5.75%, 01/25/36(f)	—
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
30,456	5.50%, 01/25/36(f)	—
	(Series 2006-3) (Class B1)
198,162	5.50%, 03/25/36(f)	6,292

	Total Non-Agency Collateralized Mortgage Obligations (Cost $506,011)	109,325

SOVEREIGN BONDS - 2.3%
	Argentine Republic Government International Bond
14,979	2.50%, 12/31/38(g)	5,392
10,556	8.28%, 12/31/33	7,600
	El Salvador Government International Bond
40,000	7.65%, 06/15/35(h)	40,960
	Grenada Government International Bond
45,800	4.50%, 09/15/25(g)(h)	24,732
	Hungary Government International Bond
40,000	6.25%, 01/29/20	36,692
24,000	7.63%, 03/29/41	21,840

See accompanying Notes to Financial Statements  |  71

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes — (continued)

SOVEREIGN BONDS — (continued)
	Inter-American Development Bank
161,000	1.38%, 10/18/16	163,789
	Korea Development Bank
172,000	3.25%, 03/09/16	174,938
	Korea National Oil Corp.
137,000	2.88%, 11/09/15(h)	139,137
	Lebanon Government International Bond
7,200	4.00%, 12/31/17	7,109
20,000	5.15%, 11/12/18	20,200
20,000	6.10%, 10/04/22	20,500
	Mexico Government International Bond
62,000	4.75%, 03/08/44	60,915
20,000	5.75%, 10/12/49TBA(e)(j)	20,650
18,000	6.05%, 01/11/40	21,780
	Panama Government International Bond
61,000	6.70%, 01/26/36	80,520
	Peruvian Government International Bond
71,000	6.55%, 03/14/37	90,809
	Poland Government International Bond
76,000	5.00%, 03/23/22	80,486
13,000	6.38%, 07/15/19	15,178
	Province of Manitoba Canada
65,000	4.90%, 12/06/16	74,838
	Republic of Ghana
100,000	8.50%, 10/04/17	115,000
	Republic of Serbia
200,000	7.25%, 09/28/21(h)	211,500
	Romanian Government International Bond
38,000	6.75%, 02/07/22	39,900
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20(h)	107,085
15,299	7.50%, 03/31/30(g)	18,378
	Turkey Government International Bond
100,000	5.63%, 03/30/21	104,850
200,000	6.00%, 01/14/41	198,000
19,000	6.88%, 03/17/36	21,185
	Ukraine Government International Bond
200,000	6.25%, 06/17/16(h)	175,000
	Uruguay Government International Bond
50,472	6.88%, 09/28/25	65,614
	Venezuela Government International Bond
25,000	10.75%, 09/19/13	26,188
	Vietnam Government International Bond
6,957	1.56%, 03/12/16(b)	6,285

	Total Sovereign Bonds (Cost $2,119,549)	2,197,050

U.S. TREASURIES - 23.0%
	U.S. Treasury Bonds
148,100	0.88%, 02/28/17(i)	147,082

Principal Amount ($)		Value ($)

U.S. TREASURIES — (continued)
2,859,900	3.13%, 11/15/41(k)	2,743,717
7,244,500	3.13%, 02/15/42	6,945,664
	U.S. Treasury Notes
2,320,900	0.13%, 12/31/13	2,313,285
2,013,100	0.88%, 01/31/17	2,000,991
7,540,200	2.00%, 02/15/22	7,396,469

	Total U.S. Treasuries (Cost $21,927,924)	21,547,208

	Total Bonds & Notes (Cost $83,586,502)	85,337,150

Shares

Other Investments - 0.3%
301,099	GEI Investment Fund(l)	310,132

	Total Other Investments (Cost $301,099)	310,132

Registered Investment Company - 19.1%
17,861,691	Federated Prime Obligations Fund	17,861,691

	Total Registered Investment Company (Cost $17,861,691)	17,861,691

Total Investments - 110.6%		103,508,973

(Cost $101,749,292)
Liabilities in Excess of Other Assets - (10.6)%		(9,938,269)

Net Assets - 100.0%		93,570,704

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Illiquid securities. At March 31, 2012, these securities amounted to $297,750 or 0.3% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees. (unaudited)
(g)	Step coupon bond. Security becomes interest bearing at a future date.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2012, these securities amounted to $7,509,820 or 8.0% of net assets.
(i)	Securities (or a portion of securities) on loan. As of March 31, 2012, the market value of securities loaned was $211,634. The loaned securities were secured with cash collateral of $216,591. See Note 5.
(j)	The actual maturity date of this security is 10/12/2110.
(k)	At March 31, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(l)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

72  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Fixed Income Fund

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

The Fund had the following futures contracts open at March 31, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
10 Yr. U.S. Treasury Notes Futures	June 2012	92	$11,912,562	$176,203
2 Yr. U.S. Treasury Notes Futures	June 2012	2	440,281	306
Long U.S. Treasury Bond Futures	June 2012	21	2,892,750	77,786
Ultra Long U.S. Treasury Bond Futures	June 2012	23	3,472,282	171,578

				425,873

Short Futures:
5 Yr. U.S. Treasury Notes Futures	June 2012	152	18,625,937	(89,959)

				$335,914

See accompanying Notes to Financial Statements  |  73

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2012	Pyxis Money Market Fund II

Principal Amount ($)		Amortized Cost ($)

Short-Term Investments - 95.6%

CERTIFICATES OF DEPOSIT - 17.6%
	Australia & New Zealand Banking Group Ltd.
1,150,000	0.28%, 06/27/12	1,150,222
	Bank of Nova Scotia
1,600,000	0.18%, 04/13/12	1,600,000
	Barclay’s Bank PLC
1,200,000	0.16%, 04/09/12	1,200,000
	National Australia Bank/New York
600,000	0.39%, 04/13/12(a)	600,041
	Standard Chartered Bank
1,450,000	0.45%, 05/10/12	1,450,000
	Svenska Handelsbanken AB
2,000,000	0.44%, 04/09/12	2,000,011
	Toronto Dominion Bank
1,200,000	0.13%, 04/16/12	1,200,000
	Westpac Banking Corp., New York
3,700,000	0.53%, 05/11/12(a)	3,700,000

	Total Certificates of Deposit (Cost $12,900,274)	12,900,274

COMMERCIAL PAPER - 25.5%
	BHP Billiton Finance USA, Ltd.
1,100,000	0.10%, 04/13/12(b)	1,099,963
	Commonwealth Bank of Australia
2,950,000	0.51%, 05/21/12(a)	2,950,000
	HSBC Bank PLC
1,800,000	0.31%, 09/24/12(a)	1,800,000
	Johnson & Johnson
1,950,000	0.07%, 04/02/12(b)	1,949,996
	KFW
1,550,000	0.16%, 05/11/12(b)	1,549,724
	National Australia Bank, Ltd.
1,500,000	0.24%, 05/01/12(b)	1,499,700
	Nordea Bank AB
1,200,000	0.18%, 05/23/12(b)	1,199,688
	Novartis AG
1,500,000	0.11%, 04/12/12(b)	1,499,950
	Procter & Gamble Co.
1,050,000	0.10%, 05/07/12(b)	1,049,895
700,000	0.15%, 06/05/12(b)	699,817
	Royal Bank of Canada
700,000	0.13%, 04/19/12(b)	699,954
	Sanofi
1,450,000	0.10%, 04/13/12(b)	1,449,952
	Wal-Mart Stores, Inc.
1,300,000	0.12%, 04/30/12(b)	1,299,874

	Total Commercial Paper (Cost $18,748,513)	18,748,513

CORPORATE NOTES - 10.1%
	IADB
800,000	0.10%, 04/30/12(b)	799,936
	International Bank For Reconstruction & Development
1,450,000	0.80%, 07/13/12	1,452,595
	JP Morgan Chase & Co.
2,300,000	0.70%, 06/15/12(a)	2,302,993
1,050,000	2.20%, 06/15/12	1,054,487
	Royal Bank of Canada
600,000	1.32%, 06/11/12(a)	601,376

Principal Amount ($)		Amortized Cost ($)

CORPORATE NOTES — (continued)
	Wells Fargo & Co.
1,250,000	0.69%, 06/15/12(a)	1,251,529

	Total Corporate Notes (Cost $7,462,916)	7,462,916

U.S. GOVERNMENT AGENCY - 18.2%
	Federal Home Loan Bank Discount Notes
1,300,000	0.07%, 04/04/12(b)	1,299,992
1,050,000	0.09%, 05/16/12(b)	1,049,879
1,250,000	0.14%, 04/18/12(b)	1,249,917
	Federal Home Loan Mortgage Corp.
1,100,000	0.18%, 05/01/12(a)	1,100,105
	Federal National Mortgage Assoc.
2,100,000	0.23%, 07/26/12(a)	2,100,959
	Federal National Mortgage Assoc. Discount Notes
2,250,000	0.03%, 04/02/12(b)	2,249,998
850,000	0.06%, 06/25/12(b)	849,880
850,000	0.07%, 06/18/12(b)	849,871
	Freddie Mac Discount Notes
1,100,000	0.03%, 04/02/12(b)	1,099,999
650,000	0.05%, 05/01/12(b)	649,973
850,000	0.13%, 08/01/12(b)	849,626

	Total U.S. Government Agency (Cost $13,350,199)	13,350,199

U.S. TREASURIES - 19.4%
	U.S. Treasury Bills
1,050,000	0.09%, 04/19/12(b)	1,049,955
1,000,000	0.15%, 09/13/12(b)	999,312
	U.S. Treasury Notes
1,050,000	0.38%, 08/31/12	1,050,962
3,350,000	0.63%, 06/30/12	3,354,596
1,100,000	0.63%, 07/31/12	1,101,990
2,250,000	1.00%, 03/31/12	2,250,000
2,250,000	1.00%, 04/30/12	2,251,660
1,400,000	1.38%, 05/15/12	1,402,171
800,000	1.38%, 09/15/12	804,408

	Total U.S. Treasuries (Cost $14,265,054)	14,265,054

REPURCHASE AGREEMENT - 4.8%
3,500,000	Barclays Capital, Inc. 0.08%, 04/02/12, (Dated 03/30/12, repurchase price of $3,500,023 collateralized by a U.S. Government Obligations, 1.50%, due 06/30/16, value $3,570,045)	3,500,000

	Total Repurchase Agreement (Cost $3,500,000)	3,500,000

	Total Short-Term Investments (Cost $70,226,956)	70,226,956

74  |  See accompanying Notes to Financial Statements

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2012	Pyxis Money Market Fund II

	Shares	Value ($)

	Registered Investment Company - 4.5%
3,266,505	Federated Prime Obligations Fund	3,266,505

	Total Registered Investment Company (Cost $3,266,505)	3,266,505

	Total Investments - 100.1%	73,493,461

	(Cost $73,493,461)
	Liabilities in Excess of Other Assets - (0.1)%	(40,176)

	Net Assets - 100.0%	73,453,285

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Coupon amount represents effective yield at time of purchase.

See accompanying Notes to Financial Statements  |  75

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2012 (unaudited)

	Pyxis Alpha Trend Strategies Fund ($)	Pyxis Alternative Income Fund ($)	Pyxis Energy and Materials Fund ($)	Pyxis Trend Following Fund ($)

Assets
Investments, at value*	6,229,886	9,991,712	2,978,594	5,885,534
Cash	—	10,904	—	—
Restricted Cash (Note 2)	—	—	24,739	—
Cash held as collateral for securities loaned (Note 5)	—	2,511,000	—	292,800
Receivable for:
Investments sold	—	—	76,084	—
Dividend and interest	5,186	17,172	2,243	1,763
Investment adviser and administrator fees (Note 7)	9,031	—	—	5,975
Sub-administrator, custodian and transfer agent fees	—	—	—	—
Fund shares sold	92,056	539,477	—	6,094
Prepaid expenses	10,199	36	4,170	59,689
Variation margin	—	—	—	—
Offering cost (Note 2)	82,585	26,390	94,126	—
Other assets	—	—	—	327

Total assets	6,428,943	13,096,691	3,179,956	6,252,182

Liabilities
Securities sold short, at value (proceeds $74,758)	—	—	75,186	—
Due to Custodian	—	—	694	—
Payable for:
Upon receipt of securities loaned (Note 5)	—	2,511,000	—	292,800
Distributions	—	18,962	—	—
Investments purchased	1,738,174	16,709	—	—
Fund shares redeemed	44,199	12,283	—	—
Investment adviser and administrator fees (Note 7)	—	—	—	—
Trustee fees	398	1,488	262	1,164
Distribution and service fees (Note 7)	166	477	9	992
Transfer agent fees	6,549	1,499	1,318	—
Custody fees	2,722	556	1,385	3,923
Accrued expenses and other liabilities	5,490	15,616	5,928	9,029

Total liabilities	1,797,698	2,578,590	84,782	307,908

Net Assets	4,631,245	10,518,101	3,095,174	5,944,274

Net Assets Consist of:
Par value (Note 1)	475	1,062	300	626
Paid-in capital	4,547,508	10,642,663	2,999,700	5,280,089
Accumulated net investment income (loss)	(19,881)	34,365	(11,087)	(45,528)
Accumulated net realized gain (loss) from investments, short positions, future contracts and foreign currency transactions	(66,583)	(85,164)	24,495	542,076
Net unrealized appreciation (depreciation) on investments, short positions, future contracts and translation of assets and liabilities denominated in foreign currency	169,726	(74,825)	81,766	167,011

Net Assets	4,631,245	10,518,101	3,095,174	5,944,274

* Investments and Repurchase Agreement, at cost	6,060,160	10,066,537	2,896,400	5,718,523

76  |  See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

Pyxis Funds II

Pyxis U.S. Equity Fund ($)	Pyxis Core America Equity Fund ($)	Pyxis Dividend Equity Fund ($)	Pyxis Premier Growth Equity Fund ($)	Pyxis Small-Cap Equity Fund ($)

174,432,173	33,526,435	9,863,468	165,680,666	39,878,260
—	—	—	—	—
—	—	—	—	—
2,929,738	784,552	334,238	—	276,805

106,874	1,722,832	—	461,783	208,136
138,034	40,939	31,518	49,776	22,934
—	—	—	—	—
10,049	—	—	10,583	—
2,716	132	302,650	14,473	12,505
55,175	15,987	5,989	57,697	24,225
758	5,555	—	22,473	—
—	—	89,720	—	—
—	—	—	—	—

177,675,517	36,096,432	10,627,583	166,297,451	40,422,865

—	—	—	—	—
210	—	—	—	—

2,929,738	784,552	334,238	—	276,805
204	190	14,108	—	—
89,460	42,888	—	90,681	56,990
295,685	2,566	—	860,448	144,239
58,957	16,312	759	83,630	31,872
6,320	1,257	219	6,076	1,397
20,621	4,639	303	20,150	5,730
19,269	13,996	3,210	30,356	14,510
13,748	7,756	2,469	9,148	20,793
55,761	35,411	2,869	45,275	20,910

3,489,973	909,567	358,175	1,145,764	573,246

174,185,544	35,186,865	10,269,408	165,151,687	39,849,619

6,584	3,489	934	6,702	3,131
157,796,144	34,503,974	9,602,227	131,670,472	34,229,835
715,125	151,121	437	138,923	(167,639)

(12,313,066)	(4,522,782)	(14,134)	(9,648,796)	701,871

27,980,757	5,051,063	679,944	42,984,386	5,082,421

174,185,544	35,186,865	10,269,408	165,151,687	39,849,619

146,456,837	28,476,717	9,183,524	122,765,919	34,795,839

See accompanying Notes to Financial Statements.  |  77

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2012 (unaudited)

	Pyxis Alpha Trend Strategies Fund ($)	Pyxis Alternative Income Fund ($)	Pyxis Energy and Materials Fund ($)	Pyxis Trend Following Fund ($)

Class A:
Net assets	618,991	719,905	10,305	5,899,192
Shares outstanding ($0.001 par value; unlimited shares authorized)	63,600	72,686	1,000	621,213

Net asset value per share(a)(b)	9.73	9.90	10.30	9.50

Maximum offering price per share(c)	10.32	10.50	10.93	10.08

Class B:
Net assets	—	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—	—

Net asset value and offering price per share(a)	—	—	—	—

Class C:
Net assets	12,229	9,970	10,283	45,082
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,255	1,006	1,000	4,747

Net asset value and offering price per share(a)	9.74	9.91	10.28	9.50

Class R:
Net assets	329,128	1,412,865	10,300	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	33,711	142,616	1,000	—

Net asset value, offering and redemption price per share	9.76	9.91	10.30	—

Class Y:
Net assets	3,670,897	8,375,361	3,064,286	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	376,454	845,346	297,000	—

Net asset value, offering and redemption price per share	9.75	9.91	10.32	—

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 1.00% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Government Securities Fund, Tax-Exempt Fund and Fixed Income Fund, which is 4.25% and the Short-Term Government Fund, which is 2.50%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

78  |  See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

Pyxis Funds II

Pyxis U.S. Equity Fund ($)	Pyxis Core America Equity Fund ($)	Pyxis Dividend Equity Fund ($)	Pyxis Premier Growth Equity Fund ($)	Pyxis Small-Cap Equity Fund ($)

168,916,786	33,488,784	345,957	127,180,636	36,097,624
6,378,654	3,311,012	30,025	5,123,294	2,796,427

26.48	10.11	11.52	24.82	12.91

28.10	10.73	12.22	26.33	13.70

84,430	93,814	—	203,491	212,819
3,352	9,751	—	9,499	19,293

25.19	9.62	—	21.42	11.03

2,182,539	1,521,426	595,508	11,231,428	3,077,114
88,702	161,312	54,211	523,541	280,530

24.61	9.43	10.98	21.45	10.97

1,047	1,038	—	222,734	1,090
39	102	—	9,063	85

26.74	10.21	—	24.58	12.81

3,000,742	81,803	9,327,943	26,313,398	460,972
113,386	7,285	849,266	1,037,005	34,167

26.46	11.23	10.98	25.37	13.49

See accompanying Notes to Financial Statements.  |  79

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2012 (unaudited)

	Pyxis Global Equity Fund ($)	Pyxis International Equity Fund ($)	Pyxis Total Return Fund ($)	Pyxis Government Securities Fund ($)

Assets
Investments, at value*	25,934,556	13,598,877	91,742,918	84,661,424
Repurchase Agreement, at value*	—	—	—	—
Cash	—	—	2,945	—
Restricted Cash (Note 2)	—	150,548	59,028	—
Foreign currency**	—	9,571	—	—
Cash held as collateral for securities loaned (Note 5)	171,000	—	678,019	—
Receivable for:
Investments sold	—	88,480	1,148,525	—
Dividend and interest	64,695	102,309	313,504	186,323
Sub-administrator, custodian and transfer agent fees	4,239	14,426	31,760	4,141
Fund shares sold	16,766	280	1,315	774
Prepaid expenses	16,985	12,912	34,590	26,229
Variation margin	3,592	—	42,043	—

Total assets	26,211,833	13,977,403	94,054,647	84,878,891

Liabilities
Due to Custodian	927	5	—	—
Foreign currency due to custodian**	898	—	11,210	—
Payable for:
Upon receipt of securities loaned (Note 5)	171,000	—	678,019	—
Distributions	—	15	61	5,081
Investments purchased	—	44,545	3,488,330	—
Fund shares redeemed	11,029	7,506	130,661	105,007
Variation margin	—	—	—	33,853
Investment adviser and administrator fees (Note 7)	16,457	9,492	38,278	28,891
Trustee fees	989	705	3,608	3,650
Distribution and service fees (Note 7)	3,064	1,858	13,173	10,027
Transfer agent fees	10,548	13,410	18,437	12,827
Custody fees	47,586	93,403	151,890	6,488
Accrued expenses and other liabilities	13,943	19,860	48,557	41,309

Total liabilities	276,441	190,799	4,582,224	247,133

Net Assets	25,935,392	13,786,604	89,472,423	84,631,758

Net Assets Consist of:
Par value (Note 1)	1,262	1,153	4,395	9,728
Paid-in capital	29,686,304	27,538,753	93,196,835	88,089,507
Accumulated net investment income (loss)	(62,288)	(56,899)	363,409	(19,013)
Accumulated net realized gain (loss) from investments, future contracts and foreign currency transactions	(7,177,357)	(14,706,527)	(11,049,581)	(3,302,050)
Net unrealized appreciation (depreciation) on investments, future contracts and translation of assets and liabilities denominated in foreign currency	3,487,471	1,010,124	6,957,365	(146,414)

Net Assets	25,935,392	13,786,604	89,472,423	84,631,758

* Investments and Repurchase Agreement, at cost	22,450,344	12,599,266	84,954,408	85,259,576
** Foreign currency, at cost	(880)	2,505	(11,131)	—

80  |  See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

Pyxis Funds II

Pyxis Short-Term Government Fund ($)	Pyxis Tax-Exempt Fund ($)	Pyxis Fixed Income Fund ($)	Pyxis Money Market Fund II ($)

50,583,644	36,632,591	103,508,973	69,993,461
—	—	—	3,500,000
—	—	—	—
—	—	—	—
—	—	—	—
—	—	216,591	—

—	—	2,024,861	—
105,476	458,022	517,608	55,764
1,593	525	1,494	25,570
2,539	1,214	1,625	19,515
23,794	19,674	33,915	7,642
27,981	—	83,031	—

50,745,027	37,112,026	106,388,098	73,601,952

—	—	1,604	—
—	—	—	—

—	—	216,591	—
5,155	28,804	24,982	45
—	—	12,353,467	—
62,575	76,084	71,298	75,329
—	—	—	—
12,916	11,087	27,899	15,892
2,136	1,461	3,744	3,205
5,879	4,885	11,293	—
1,418	453	11,974	18,521
7,124	2,941	27,266	—
15,263	16,604	67,276	35,675

112,466	142,319	12,817,394	148,667

50,632,561	36,969,707	93,570,704	73,453,285

4,380	3,072	7,355	73,502
50,905,336	34,915,141	94,540,682	73,401,661
(235,147)	44,321	(563,538)	(3)

(730,228)	(556,587)	(2,509,392)	(21,875)

688,220	2,563,760	2,095,597	—

50,632,561	36,969,707	93,570,704	73,453,285

50,037,551	34,068,831	101,749,292	73,493,461
—	—	—	—

See accompanying Notes to Financial Statements.  |  81

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2012 (unaudited)

	Pyxis Global Equity Fund ($)	Pyxis International Equity Fund ($)	Pyxis Total Return Fund ($)	Pyxis Government Securities Fund ($)

Class A:
Net assets	25,780,716	12,311,525	81,637,227	84,105,515
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,254,150	1,024,135	3,984,026	9,668,507

Net asset value per share(a)(b)	20.56	12.02	20.49	8.70

Maximum offering price per share(c)	21.81	12.75	21.74	9.09

Class B:
Net assets	9,913	45,238	228,438	61,550
Shares outstanding ($0.001 par value; unlimited shares authorized)	541	4,101	11,516	7,031

Net asset value and offering price per share(a)	18.32	11.03	19.84	8.75

Class C:
Net assets	143,430	834,973	7,392,925	464,693
Shares outstanding ($0.001 par value; unlimited shares authorized)	7,733	76,083	389,306	52,748

Net asset value and offering price per share(a)	18.55	10.97	18.99	8.81

Class R:
Net assets	942	889	1,013	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	46	73	49	—

Net asset value, offering and redemption price per share	20.58	12.10	20.60	—

Class Y:
Net assets	391	593,979	212,820	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	19	48,781	10,279	—

Net asset value, offering and redemption price per share	20.74	12.18	20.70	—

Retail Class:
Net assets	—	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—	—

Net asset value, offering and redemption price per share	—	—	—	—

Institutional Class:
Net assets	—	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—	—

Net asset value, offering and redemption price per share	—	—	—	—

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 1.00% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75% for all Funds except for the Government Securities Fund, Tax-Exempt Fund and Fixed Income Fund, which is 4.25% and the Short-Term Government Fund, which is 2.50%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

82  |  See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

Pyxis Funds II

Pyxis Short-Term Government Fund ($)	Pyxis Tax-Exempt Fund ($)	Pyxis Fixed Income Fund ($)	Pyxis Money Market Fund II ($)

35,842,769	35,057,743	91,094,367	—
3,098,185	2,914,453	7,160,557	—

11.57	12.03	12.72	—

11.87	12.56	13.28	—

109,603	3,648	79,317	—
9,490	303	6,235	—

11.55	12.02	12.72	—

3,523,740	1,734,133	1,425,047	—
304,886	144,232	111,870	—

11.56	12.02	12.74	—

1,010	—	1,086	—
87	—	85	—

11.57	—	12.72

11,155,439	174,183	970,887	—
967,802	13,391	76,413	—

11.53	13.01	12.71	—

—	—	—	64,519,323
—	—	—	64,570,121

—	—	—	1.00

—	—	—	8,933,962
—	—	—	8,931,448

—	—	—	1.00

See accompanying Notes to Financial Statements.  |  83

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2012 (unless otherwise indicated) (unaudited)

	Pyxis Alpha Trend Strategies Fund ($)(a)	Pyxis Alternative Income Fund ($)(b)	Pyxis Energy and Materials Fund ($)(c)	Pyxis Trend Following Fund ($)

Investment Income
Income:
Dividends	8,010	128,418	15,886	31,268
Less: Foreign taxes withheld	—	—	—	—
Securities Lending Income	—	104	—	1,210

Total Income	8,010	128,522	15,886	32,478

Expenses:
Investment adviser and administrator fees (Note 7)	26,697	37,968	12,245	69,324
Distribution and service fees: (Note 7)
Class A	717	152	12	12,124
Class B	—	—	—	—
Class C	11	22	34	24
Class R	478	1,546	17	—
Transfer agent fees	11,038	3,166	5,365	6,955
Trustees fees (Note 7)	428	1,488	282	885
Custody fees	2,722	556	1,385	3,250
Accounting services fees	12,587	6,886	9,064	14,796
Professional fees	1,213	3,290	1,507	5,047
Registration fees	4,530	7,890	7,352	27,271
Reports to shareholders	867	2,406	456	1,715
Offering costs (Note 2)	18,148	—	—	—
Other	1,484	964	1,499	3,609

Total expenses before waiver and reimbursement (Note 7)	80,920	66,334	39,218	145,000
Less: Expenses waived or borne by the adviser and administrator	(53,029)	(37,968)	(12,245)	(66,994)
Less: Expenses waived by the sub-administrator, custodian and transfer agent	—	—	—	—
Less: Distribution and service fees waiver-Class A	—	(5)	—	—
Less: Distribution and service fees waiver-Class C	—	(22)	—	—

Net operating expenses	27,891	28,339	26,973	78,006
Dividends and fees on short sales (Note 2)	—	813	—	—

Net expenses	27,891	29,152	26,973	78,006

Net investment income (loss)	(19,881)	99,370	(11,087)	(45,528)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	(66,583)	(28,234)	24,495	(451,581)
Short positions	—	(56,930)	—	—
Future contracts	—	—	—	—
Foreign currency related transactions	—	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	169,726	(74,825)	82,194	(258,807)
Short positions	—	—	(428)	—
Future contracts	—	—	—	—
Foreign currency related transactions	—	—	—	—

Net realized and unrealized gain (loss) on investments	103,143	(159,989)	106,261	(710,388)

Net increase (decrease) in net assets resulting from operations	83,262	(60,619)	95,174	(755,916)

(a) Commenced operations on November 1, 2011.

(b) Commenced operations on January 13, 2012.

(c) Commenced operations on December 1, 2011.

(d) Commenced operations on November 14, 2011.

84  |  See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)

Pyxis Funds II

Pyxis U.S. Equity Fund ($)	Pyxis Core America Equity Fund ($)	Pyxis Dividend Equity Fund ($)(d)	Pyxis Premier Growth Equity Fund ($)	Pyxis Small-Cap Equity Fund ($)

1,498,488	399,763	94,280	1,099,375	220,219
(9,017)	(2,678)	(1,847)	—	(110)
964	388	219	—	459

1,490,435	397,473	92,652	1,099,375	220,568

335,503	92,609	29,800	471,438	181,946

200,323	39,961	227	149,714	43,498
513	537	—	1,051	1,170
10,900	7,546	1,154	54,390	14,773
2	2	—	497	2
103,914	32,207	7,481	133,239	37,957
9,072	1,807	270	8,631	2,029
13,413	5,064	2,469	9,020	21,443
44,356	20,096	10,327	40,879	34,653
53,832	6,003	664	48,663	9,423
30,583	27,381	4,947	28,182	27,741
31,392	4,753	494	39,200	7,022
—	—	19,975	—	—
15,923	4,542	1,945	15,334	5,033

849,726	242,508	79,753	1,000,238	386,690

—	—	(31,188)	—	—

(88,644)	—	—	(46,002)	—
—	—	—	—	—
—	—	—	—	—

761,082	242,508	48,565	954,236	386,690
—	—	—	—	—

761,082	242,508	48,565	954,236	386,690

729,353	154,965	44,087	145,139	(166,122)

5,002,889	1,237,882	(14,134)	3,345,826	2,236,779
—	—	—	—	—
257,778	31,183	—	352,873	—
(889)	—	—	—	—

33,734,403	6,102,568	679,944	34,408,750	7,224,084
—	—	—	—	—
15,871	9,447	—	158,700	—
(15)	—	—	—	—

39,010,037	7,381,080	665,810	38,266,149	9,460,863

39,739,390	7,536,045	709,897	38,411,288	9,294,741

See accompanying Notes to Financial Statements.  |  85

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2012 (unless otherwise indicated) (unaudited)

	Pyxis Global Equity Fund ($)	Pyxis International Equity Fund ($)	Pyxis Total Return Fund ($)	Pyxis Government Securities Fund ($)

Investment Income
Income:
Dividends	189,690	141,051	636,285	4,708
Interest	—	—	507,837	562,212
Less: Foreign taxes withheld	(8,341)	(5,937)	(8,121)	—
Securities Lending Income	109	—	551	—

Total Income	181,458	135,114	1,136,552	566,920

Expenses:
Investment adviser and administrator fees (Note 7)	93,293	55,546	226,545	176,998
Distribution and service fees: (Note 7)
Class A	30,944	15,500	102,657	109,901
Class B	65	255	1,449	389
Class C	545	4,513	39,885	2,500
Class R	2	2	2	—
Transfer agent fees	37,835	22,536	62,648	69,425
Trustees fees (Note 7)	1,393	931	5,116	5,139
Custody fees	42,425	77,034	207,916	6,746
Accounting services fees	23,476	24,255	104,968	31,981
Audit fees	4,845	3,242	17,768	17,192
Legal fees	1,787	95	6,581	6,639
Registration fees	26,517	27,381	27,147	20,368
Reports to shareholders	4,820	723	17,266	17,776
Other	6,000	7,205	16,831	8,689

Total expenses before waiver and reimbursement (Note 7)	273,947	239,218	836,779	473,743
Less: Expenses waived by the sub-administrator, custodian and transfer agent	(38,412)	(73,544)	(123,935)	(43,534)

Net expenses	235,535	165,674	712,844	430,209

Net investment income (loss)	(54,077)	(30,560)	423,708	136,711

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	(157,990)	(365,615)	931,690	899,938
Future contracts	30,262	(4,411)	89,810	(401,535)
Foreign currency related transactions	(6,794)	(14,623)	(18,795)	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	5,011,379	2,497,827	10,797,893	(1,788,271)
Future contracts	(2,019)	(2,964)	382,698	463,169
Foreign currency related transactions	686	7,678	(274)	—

Net realized and unrealized gain (loss) on investments	4,875,524	2,117,892	12,183,022	(826,699)

Net increase (decrease) in net assets resulting from operations	4,821,447	2,087,332	12,606,730	(689,988)

86  |  See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)

Pyxis Funds II

Pyxis Short-Term Government Fund ($)	Pyxis Tax-Exempt Fund ($)	Pyxis Fixed Income Fund ($)	Pyxis Money Market Fund II ($)

678	1,001	11,572	2,986
487,714	704,450	1,423,154	72,637
—	—	—	—
—	—	572	—

488,392	705,451	1,435,298	75,623

78,033	66,178	165,921	97,821

46,379	44,900	115,895	—
482	21	404	—
18,091	8,603	5,261	—
2	—	3	—
32,095	20,942	33,154	47,473
3,003	2,090	5,328	4,525
7,149	2,947	28,435	6,057
30,293	25,250	87,361	30,989
10,108	6,984	17,784	14,959
9,523	6,333	6,874	4,708
27,273	23,110	26,931	12,597
10,389	7,231	18,430	15,659
11,505	6,822	9,494	6,924

284,325	221,411	521,275	241,712
(18,294)	(9,042)	(9,662)	(166,089)

266,031	212,369	511,613	75,623

222,361	493,082	923,685	—

(65,817)	210,521	989,241	(21,833)
(310,656)	—	(802,852)	—
—	—	(82)	—

(12,770)	321,468	810,850	—
225,071	—	665,759	—
—	—	28	—

(164,172)	531,989	1,662,944	(21,833)

58,189	1,025,071	2,586,629	(21,833)

See accompanying Notes to Financial Statements.  |  87

STATEMENTS OF CHANGES IN NET ASSETS

	Pyxis Alpha Trend Strategies Fund	Pyxis Alternative Income Fund	Pyxis Energy and Materials Fund
	Period Ended March 31, 2012(a) (unaudited) ($)	Period Ended March 31, 2012(b) (unaudited) ($)	Period Ended March 31, 2012(c) (unaudited) ($)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(19,881)	99,370	(11,087)
Net realized gain (loss) on investments, short positions, future contracts, and foreign currency transactions	(66,583)	(85,164)	24,495
Net increase (decrease) in unrealized appreciation (depreciation) on investments, short positions, future contracts, and foreign currency transactions	169,726	(74,825)	81,766

Net increase (decrease) from operations	83,262	(60,619)	95,174

Distributions to shareholders from:
Net investment income
Class A	—	(4,418)	—
Class C	—	(63)	—
Class R	—	(7,434)	—
Class Y	—	(53,090)	—
Net realized gains
Class A	—	—	—

Total distributions	—	(65,005)	—

Increase (decrease) in net assets from operations and distributions	83,262	(125,624)	95,174

Share transactions:
Proceeds from sale of shares
Class A	1,284,850	728,205	10,000
Class C	12,000	10,000	10,000
Class R	374,000	1,460,560	10,000
Class Y	4,158,576	8,775,242	2,970,000
Value of distributions reinvested
Class A	—	3,675	—
Class C	—	63	—
Class R	—	2,009	—
Class Y	—	40,295	—
Cost of shares redeemed
Class A	(662,182)	—	—
Class B	—	—	—
Class C	—	—	—
Class R	(39,280)	(36,703)	—
Class Y	(589,343)	(343,888)	—
Redemption fees (Note 2)	9,362	4,267	—

Net increase (decrease) from shares transactions	4,547,983	10,643,725	3,000,000

Total increase (decrease) in net assets	4,631,245	10,518,101	3,095,174
Net Assets
Beginning of period	—	—	—

End of period	4,631,245	10,518,101	3,095,174

Accumulated net investment income (loss)	(19,881)	34,365	(11,087)

(a)	Commenced operations on November 1, 2011.
(b)	Commenced operations on January 13, 2012.
(c)	Commenced operations on December 1, 2011.
(d)	For the eight months ended September 30, 2011 (See Note 10).
(e)	Commenced operations on November 14, 2011.

88  |  See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Pyxis Funds II

Pyxis Trend Following Fund			Pyxis U.S. Equity Fund		Pyxis Core America Equity Fund		Pyxis Dividend Equity Fund
Six Months Ended March 31, 2012 (unaudited) ($)	Period Ended September 30, 2011(d) ($)	Year Ended January 31, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Period Ended March 31, 2012(e) (unaudited) ($)

(45,528)	(119,854)	(296,186)	729,353	1,691,579	154,965	324,501	44,087

(451,581)	1,816,832	(640,729)	5,259,778	44,906,131	1,269,065	2,876,305	(14,134)

(258,807)	(1,939,166)	2,323,403	33,750,259	(26,314,870)	6,112,015	(3,521,135)	679,944

(755,916)	(242,188)	1,386,488	39,739,390	20,282,840	7,536,045	(320,329)	709,897

—	—	—	(1,623,074)	(1,234,611)	(320,011)	(268,259)	(1,148)
—	—	—	(10,093)	—	(5,894)	—	(892)
—	—	—	(2)	(33)	(2)	(51)	—
—	—	—	(65,789)	(1,328,928)	(1,014)	(1,153)	(41,610)

(65,979)	—	(106,490)	—	—	—	—	—

(65,979)	—	(106,490)	(1,698,958)	(2,563,572)	(326,921)	(269,463)	(43,650)

(821,895)	(242,188)	1,279,998	38,040,432	17,719,268	7,209,124	(589,792)	666,247

328,334	8,092,365	11,838,887	1,801,231	4,917,339	393,357	1,410,912	331,118
44,734	—	—	239,254	169,815	20,826	149,668	561,034
—	—	—	—	1,000	—	1,000	—
—	—	—	229,488	7,962,831	831	15,803	8,819,620

59,666	—	102,432	1,539,936	1,186,528	299,324	251,030	818
—	—	—	8,610	—	4,680	—	844
—	—	—	2	33	2	51	—
—	—	—	64,598	1,328,918	103	—	6,576

(2,551,795)	(23,435,665)	(15,004,147)	(16,735,694)	(34,377,551)	(3,216,165)	(6,564,157)	(1,250)
—	—	—	(48,761)	(303,693)	(42,353)	(122,868)	—
—	—	—	(541,679)	(958,939)	(188,801)	(688,827)	(100)
—	—	—	—	(10,579)	—	(10,613)	—
—	—	—	(3,142,929)	(159,512,098)	(32,622)	(71,605)	(115,562)
15	—	—	—	—	—	—	63

(2,119,046)	(15,343,300)	(3,062,828)	(16,585,944)	(179,596,396)	(2,760,818)	(5,629,606)	9,603,161

(2,940,941)	(15,585,488)	(1,782,830)	21,454,488	(161,877,128)	4,448,306	(6,219,398)	10,269,408

8,885,215	24,470,703	26,253,533	152,731,056	314,608,184	30,738,559	36,957,957	—

5,944,274	8,885,215	24,470,703	174,185,544	152,731,056	35,186,865	30,738,559	10,269,408

(45,528)	—	—	715,125	1,684,730	151,121	323,077	437

See accompanying Notes to Financial Statements.  |  89

STATEMENTS OF CHANGES IN NET ASSETS

	Pyxis Premier Growth Equity Fund		Pyxis Small-Cap Equity Fund		Pyxis Global Equity Fund
	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	145,139	(59,070)	(166,122)	(298,619)	(54,077)	23,517
Net realized gain (loss) on investments, future contracts, and foreign currency transactions	3,698,699	10,762,075	2,236,779	7,937,494	(134,522)	5,136,028
Net increase (decrease) in unrealized appreciation (depreciation) on investments, future contracts, and foreign currency transactions	34,567,450	(4,515,683)	7,224,084	(5,286,167)	5,010,046	(6,189,325)

Net increase (decrease) from operations	38,411,288	6,187,322	9,294,741	2,352,708	4,821,447	(1,029,780)

Distributions to shareholders from:
Net investment income
Class A	—	—	—	—	—	(46,933)
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	(65,866)
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Return of Capital
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—

Total distributions	—	—	—	—	—	(112,799)

Increase (decrease) in net assets from operations and distributions	38,411,288	6,187,322	9,294,741	2,352,708	4,821,447	(1,142,579)

Share transactions:
Proceeds from sale of shares
Class A	3,102,853	11,124,290	811,039	6,583,918	402,468	1,210,392
Class B	—	—	—	—	—	—
Class C	200,738	912,039	94,516	166,448	32,517	20,330
Class R	11,981	133,198	—	1,000	—	999
Class Y	1,483,299	13,747,737	185,347	6,010	—	336,264
Value of distributions reinvested
Class A	—	—	—	—	—	44,454
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	65,866
Cost of shares redeemed
Class A	(14,489,606)	(45,686,096)	(4,302,080)	(12,370,312)	(2,231,523)	(5,250,692)
Class B	(58,353)	(403,455)	(62,745)	(262,370)	(13,642)	(26,184)
Class C	(1,838,398)	(4,722,712)	(333,275)	(566,082)	(667)	(46,348)
Class R	(8,215)	(55,743)	—	(11,523)	—	(9,050)
Class Y	(6,318,897)	(27,974,247)	(5,437)	(4,178)	—	(17,775,025)
Capital contribution (Note 1)
Class Y	—	—	—	—	—	2,845

Net decrease from shares transactions	(17,914,598)	(52,924,989)	(3,612,635)	(6,457,089)	(1,810,847)	(21,426,149)

Total increase (decrease) in net assets	20,496,690	(46,737,667)	5,682,106	(4,104,381)	3,010,600	(22,568,728)
Net Assets
Beginning of period	144,654,997	191,392,664	34,167,513	38,271,894	22,924,792	45,493,520

End of period	165,151,687	144,654,997	39,849,619	34,167,513	25,935,392	22,924,792

Accumulated net investment income (loss)	138,923	(6,216)	(167,639)	(1,517)	(62,288)	(8,211)

90  |  See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Pyxis Funds II

Pyxis International Equity Fund		Pyxis Total Return Fund		Pyxis Government Securities Fund		Pyxis Short-Term Government Fund
Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)

(30,560)	149,348	423,708	1,085,907	136,711	958,941	222,361	769,146

(384,649)	2,565,388	1,002,705	8,930,551	498,403	2,634,045	(376,473)	193,873

2,502,541	(4,520,605)	11,180,317	(11,276,608)	(1,325,102)	478,339	212,301	(507,572)

2,087,332	(1,805,869)	12,606,730	(1,260,150)	(689,988)	4,071,325	58,189	455,447

(142,377)	(225,884)	(1,029,000)	(585,877)	(145,410)	(1,026,404)	(202,027)	(619,934)
—	—	—	—	(5)	(543)	(296)	(1,482)
(6,097)	(3,972)	(31,534)	—	(34)	(2,113)	(7,145)	(26,138)
(3)	(55)	(5)	(35)	—	—	(7)	(44)
(7,671)	(56,219)	(2,892)	(42,764)	—	—	(74,304)	(196,684)

—	—	—	—	(5,458,074)	(2,460,802)	—	—
—	—	—	—	(5,048)	(3,520)	—	—
—	—	—	—	(31,215)	(14,820)	—	—

—	—	—	—	—	—	—	(59,615)
—	—	—	—	—	—	—	(142)
—	—	—	—	—	—	—	(2,513)
—	—	—	—	—	—	—	(4)
—	—	—	—	—	—	—	(18,913)

(156,148)	(286,130)	(1,063,431)	(628,676)	(5,639,786)	(3,508,202)	(283,779)	(925,469)

1,931,184	(2,091,999)	11,543,299	(1,888,826)	(6,329,774)	563,123	(225,590)	(470,022)

129,331	797,219	924,646	3,348,051	356,819	1,343,020	500,646	7,171,253
—	—	—	11,931	—	—	—	25
28,094	209,227	77,276	690,846	9,515	170,180	411,583	187,387
—	1,000	—	1,000	—	—	—	1,000
60,084	19,403	1,177	234,986	—	—	9,257	1,727,955

132,726	214,247	910,322	534,829	4,446,710	2,736,989	183,816	548,396
—	—	—	—	5,047	4,049	213	1,119
5,921	3,835	19,952	—	15,971	7,714	5,927	17,584
3	55	5	35	—	—	7	41
7,587	55,522	1,373	40,543	—	—	74,304	192,402
(1,732,607)	(12,160,956)	(10,189,836)	(27,061,197)	(6,825,637)	(14,735,600)	(3,652,000)	(16,278,937)
(11,259)	(72,739)	(163,242)	(772,713)	(29,572)	(72,006)	(18,886)	(147,281)
(182,949)	(405,675)	(1,941,407)	(4,077,381)	(42,150)	(312,927)	(429,445)	(3,643,456)
—	(8,402)	—	(9,982)	—	—	—	(10,767)
—	(4,095,165)	(55,706)	(5,412,716)	—	—	(59,853)	(18,503,989)
—	—	—	344	—	—	—	—

(1,563,069)	(15,442,429)	(10,415,440)	(32,471,424)	(2,063,297)	(10,858,581)	(2,974,431)	(28,737,268)

368,115	(17,534,428)	1,127,859	(34,360,250)	(8,393,071)	(10,295,458)	(3,200,021)	(29,207,290)
13,418,489	30,952,917	88,344,564	122,704,814	93,024,829	103,320,287	53,832,582	83,039,872

13,786,604	13,418,489	89,472,423	88,344,564	84,631,758	93,024,829	50,632,561	53,832,582

(56,899)	129,809	363,409	1,003,132	(19,013)	(10,275)	(235,147)	(173,729)

See accompanying Notes to Financial Statements.  |  91

STATEMENTS OF CHANGES IN NET ASSETS

Pyxis Funds II

	Pyxis Tax-Exempt Fund		Pyxis Fixed Income Fund		Pyxis Money Market Fund II
	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)	Six Months Ended March 31, 2012 (unaudited) ($)	Year Ended September 30, 2011 ($)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	493,082	1,147,233	923,685	2,922,067	—	11,129
Net realized gain (loss) on investments, future contracts, and foreign currency transactions	210,521	90,924	186,307	4,379,370	(21,833)	9,424
Net increase (decrease) in unrealized appreciation (depreciation) on investments, future contracts, and foreign currency transactions	321,468	(625,631)	1,476,637	(1,894,332)	—	—

Net increase (decrease) from operations	1,025,071	612,526	2,586,629	5,407,105	(21,833)	20,553

Distributions to shareholders from:
Net investment income
Class A	(480,188)	(1,084,606)	(1,193,912)	(3,167,820)	—
Class B	(42)	(323)	(742)	(2,516)	—	—
Class C	(16,612)	(48,027)	(9,374)	(20,094)	—	—
Class R	—	—	(13)	(146)	—	—
Class Y	(2,504)	(14,277)	(13,539)	(55,587)	—	—
Retail Class	—	—	—	—	—	(2)
Institutional Class	—	—	—	—	—	(11,127)
Net realized gains
Retail Class	—	—	—	—	(8,536)	(602)
Institutional Class	—	—	—	—	(924)	(3,934)

Total distributions	(499,346)	(1,147,233)	(1,217,580)	(3,246,163)	(9,460)	(15,665)

Increase (decrease) in net assets from operations and distributions	525,725	(534,707)	1,369,049	2,160,942	(31,293)	4,888

Share transactions:
Proceeds from sale of shares
Class A	532,573	1,600,207	2,690,498	3,780,125	—	—
Class B	—	—	—	7	—	—
Class C	90,740	97,333	705,352	234,981	—	—
Class R	—	—	—	1,000	—	—
Class Y	52,989	331,828	98,818	83,788	—	—
Retail Class	—	—	—	—	3,600,762	13,287,276
Institutional Class	—	—	—	—	11,556,905	1,677,451,271
Value of distributions reinvested
Class A	293,038	790,185	1,016,230	2,707,884	—	—
Class B	42	128	240	1,107	—	—
Class C	5,413	16,966	7,419	18,089	—	—
Class R	—	—	13	133	—	—
Class Y	74	213	12,821	49,317	—	—
Retail Class	—	—	—	—	7,875	572
Institutional Class	—	—	—	—	880	15,064
Cost of shares redeemed
Class A	(2,291,870)	(5,952,536)	(8,033,591)	(13,282,145)	—	—
Class B	(1,154)	(16,736)	(7,088)	(49,300)	—	—
Class C	(60,453)	(1,079,267)	(144,445)	(356,010)	—	—
Class R	—	—	—	(11,053)	—	—
Class Y	(60,156)	(841,815)	(226,950)	(1,759,133)	—	—
Retail Class	—	—	—	—	(13,340,055)	(55,243,853)
Institutional Class	—	—	—	—	(11,153,712)	(1,945,923,813)
Redemption in Kind
Institutional Class (Note 8)	—	—	—	—	—	(580,106,723)

Net decrease from shares transactions	(1,438,764)	(5,053,494)	(3,880,683)	(8,581,210)	(9,327,345)	(890,520,206)

Total decrease in net assets	(913,039)	(5,588,201)	(2,511,634)	(6,420,268)	(9,358,638)	(890,515,318)
Net Assets
Beginning of period	37,882,746	43,470,947	96,082,338	102,502,606	82,811,923	973,327,241

End of period	36,969,707	37,882,746	93,570,704	96,082,338	73,453,285	82,811,923

Accumulated net investment income (loss)	44,321	50,585	(563,538)	(269,643)	(3)	(3)

92  |  See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY.

STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL STOCK ACTIVITY - SHARES

	Pyxis Alpha Trend Strategies Fund	Pyxis Alternative Income Fund	Pyxis Energy and Materials Fund
	Period Ended March 31, 2012(a) (unaudited)	Period Ended March 31, 2012(b) (unaudited)	Period Ended March 31, 2012(c) (unaudited)

Class A:
Shares sold	134,526	72,315	1,000
Issued for distribution reinvested	—	371	—
Shares redeemed	(70,926)	—	—

Net increase (decrease) in fund shares	63,600	72,686	1,000

Class B:
Shares redeemed	—	—	—

Net decrease in fund shares	—	—	—

Class C:
Shares sold	1,255	1,000	1,000
Issued for distribution reinvested	—	6	—
Shares redeemed	—	—	—

Net increase (decrease) in fund shares	1,255	1,006	1,000

Class R:
Shares sold	37,748	146,051	1,000
Issued for distribution reinvested	—	203	—
Shares redeemed	(4,037)	(3,638)	—

Net increase (decrease) in fund shares	33,711	142,616	1,000

Class Y:
Shares sold	439,867	875,422	297,000
Issued for distribution reinvested	—	4,066	—
Shares redeemed	(63,413)	(34,142)	—

Net increase (decrease) in fund shares	376,454	845,346	297,000

(a)	Commenced operations on November 1, 2011.
(b)	Commenced operations on January 13, 2012.
(c)	Commenced operations on December 1, 2011.
(d)	For the eight months ended September 30, 2011 (See Note 10).
(e)	Commenced operations on November 14, 2011.

94  |  See accompanying Notes to Financial Statements.

Pyxis Funds II

Pyxis Trend Following Fund			Pyxis U.S. Equity Fund		Pyxis Core America Equity Fund		Pyxis Dividend Equity Fund
Six Months Ended March 31, 2012 (unaudited)	Period Ended September 30, 2011(d)	Year Ended January 31, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Period Ended March 31, 2012(e) (unaudited)

34,240	738,009	1,108,826	74,304	203,230	42,435	148,166	30,065
6,222	—	9,179	68,716	49,010	34,287	27,050	72
(266,143)	(2,080,742)	(1,409,740)	(694,726)	(1,422,200)	(345,595)	(697,511)	(112)

(225,681)	(1,342,733)	(291,735)	(551,706)	(1,169,960)	(268,873)	(522,295)	30,025

—	—	—	(2,114)	(13,451)	(4,781)	(13,633)	—

—	—	—	(2,114)	(13,451)	(4,781)	(13,633)	—

4,747	—	—	10,645	7,610	2,408	16,784	54,143
—	—	—	412	—	573	—	77
—	—	—	(24,010)	(42,604)	(21,224)	(79,894)	(9)

4,747	—	—	(12,953)	(34,994)	(18,243)	(63,110)	54,211

—	—	—	—	39	—	101	—
—	—	—	—	1	1	5	—
—	—	—	—	(413)	—	(1,076)	—

—	—	—	—	(373)	1	(970)	—

—	—	—	9,933	334,370	86	1,463	859,595
—	—	—	2,887	55,279	10	—	609
—	—	—	(121,240)	(6,286,900)	(3,227)	(6,998)	(10,938)

—	—	—	(108,420)	(5,897,251)	(3,131)	(5,535)	849,266

See accompanying Notes to Financial Statements.  |  95

STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL STOCK ACTIVITY - SHARES (continued)

	Pyxis Premier Growth Equity Fund		Pyxis Small-Cap Equity Fund		Pyxis Global Equity Fund
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A:
Shares sold	138,311	517,149	63,837	579,961	21,509	59,031
Issued for distribution reinvested	—	—	—	—	—	2,143
Shares redeemed	(652,038)	(2,082,392)	(361,591)	(1,093,848)	(117,061)	(254,182)

Net decrease in fund shares	(513,727)	(1,565,243)	(297,754)	(513,887)	(95,552)	(193,008)

Class B:
Shares sold	1	—	—	—	—	—
Issued for distribution reinvested	—	—	—	—	—	—
Shares redeemed	(3,019)	(21,489)	(5,737)	(26,990)	(808)	(1,369)

Net decrease in fund shares	(3,018)	(21,489)	(5,737)	(26,990)	(808)	(1,369)

Class C:
Shares sold	10,518	48,344	12,100	16,904	1,866	1,065
Issued for distribution reinvested	—	—	—	—	—	—
Shares redeemed	(96,145)	(249,229)	(32,804)	(57,367)	(40)	(2,430)

Net increase (decrease) in fund shares	(85,627)	(200,885)	(20,704)	(40,463)	1,826	(1,365)

Class R:
Shares sold	540	6,023	—	85	—	46
Issued for distribution reinvested	—	—	—	—	—	—
Shares redeemed	(351)	(2,456)	—	(981)	—	(414)

Net increase (decrease) in fund shares	189	3,567	—	(896)	—	(368)

Class Y:
Shares sold	65,534	611,415	14,791	474	—	16,544
Issued for distribution reinvested	—	—	—	—	—	3,169
Shares redeemed	(276,360)	(1,223,724)	(474)	(355)	—	(836,159)

Net increase (decrease) in fund shares	(210,826)	(612,309)	14,317	119	—	(816,446)

96  |  See accompanying Notes to Financial Statements.

Pyxis Funds II

Pyxis International Equity Fund		Pyxis Total Return Fund		Pyxis Government Securities Fund		Pyxis Short-Term Government Fund
Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

11,415	60,850	47,857	168,356	39,997	150,837	43,149	611,772

12,569	16,380	48,344	26,957	504,551	312,333	15,842	46,838
(151,615)	(909,542)	(524,443)	(1,358,868)	(754,462)	(1,653,007)	(314,532)	(1,390,524)

(127,631)	(832,312)	(428,242)	(1,163,555)	(209,914)	(1,189,837)	(255,541)	(731,914)

—	—	—	602	—	—	—	2

—	—	—	—	569	459	18	95
(1,042)	(5,973)	(8,661)	(40,054)	(3,287)	(7,996)	(1,627)	(12,582)

(1,042)	(5,973)	(8,661)	(39,452)	(2,718)	(7,537)	(1,609)	(12,485)

2,741	17,055	4,310	37,693	1,061	18,686	35,533	16,041

613	319	1,141	—	1,788	870	511	1,503
(17,276)	(33,320)	(108,126)	(220,074)	(4,729)	(34,692)	(37,082)	(311,472)

(13,922)	(15,946)	(102,675)	(182,381)	(1,880)	(15,136)	(1,038)	(293,928)

—	73	—	48	—	—	—	86

—	4	—	2	—	—	—	4
—	(615)	—	(488)	—	—	—	(922)

—	(538)	—	(438)	—	—	—	(832)

5,440	1,512	62	11,864	—	—	801	147,757

710	4,194	72	2,022	—	—	6,429	16,498
—	(346,321)	(2,930)	(267,181)	—	—	(5,181)	(1,581,465)

6,150	(340,615)	(2,796)	(253,295)	—	—	2,049	(1,417,210)

See accompanying Notes to Financial Statements.  |  97

STATEMENTS OF CHANGES IN NET ASSETS

CAPITAL STOCK ACTIVITY - SHARES

	Pyxis Tax-Exempt Fund		Pyxis Fixed Income Fund		Pyxis Money Market Fund II
	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (unaudited)	Year Ended September 30, 2011

Class A:
Shares sold	44,097	139,113	212,454	307,769	—	—
Issued for distribution reinvested	24,386	68,320	80,106	219,915	—	—
Shares redeemed	(190,386)	(517,804)	(634,624)	(1,081,378)	—	—

Net decrease in fund shares	(121,903)	(310,371)	(342,064)	(553,694)	—	—

Class B:
Shares sold	—	—	—	1	—	—
Issued for distribution reinvested	3	11	19	90	—	—
Shares redeemed	(96)	(1,470)	(564)	(4,023)	—	—

Net decrease in fund shares	(93)	(1,459)	(545)	(3,932)	—	—

Class C:
Shares sold	7,590	8,484	55,332	18,784	—	—
Issued for distribution reinvested	451	1,467	583	1,468	—	—
Shares redeemed	(5,030)	(94,401)	(11,383)	(28,950)	—	—

Net increase (decrease) in fund shares	3,011	(84,450)	44,532	(8,698)	—	—

Class R:
Shares sold	—	—	—	82	—	—
Issued for distribution reinvested	—	—	1	11	—	—
Shares redeemed	—	—	—	(914)	—	—

Net increase (decrease) in fund shares	—	—	1	(821)	—	—

Class Y:
Shares sold	4,022	26,964	7,856	6,852	—	—
Issued for distribution reinvested	6	17	1,012	4,018	—	—
Shares redeemed	(4,602)	(67,141)	(18,047)	(144,745)	—	—

Net decrease in fund shares	(574)	(40,160)	(9,179)	(133,875)	—	—

Retail Class:
Shares sold	—	—	—	—	3,600,762	13,238,358
Issued for distribution reinvested	—	—	—	—	7,875	572
Shares redeemed	—	—	—	—	(13,340,055)	(55,243,853)

Net decrease in fund shares	—	—	—	—	(9,731,418)	(42,004,923)

Institutional Class:
Shares sold	—	—	—	—	11,556,905	1,677,437,008
Issued for distribution reinvested	—	—	—	—	880	15,064
Shares redeemed	—	—	—	—	(11,153,712)	(1,945,923,813)
Redemption in kind (Note 8)	—	—	—	—	—	(580,106,723)

Net increase (decrease) in fund shares	—	—	—	—	404,073	(848,578,464)

98  |  See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Loss	Net Expenses		Gross Expenses		Portfolio Turnover Rate
Pyxis Alpha Trend Strategies Fund
Class A
03/31/12(c)(d)	$10.00	$(0.07)	$(0.24)	$(0.31)	$—	$—	$—	$0.04		$9.73	(2.70	)%(e)	$619	(1.75)%	2.35	%(f)	6.32	%(f)	1087	%(e)
Class C
03/31/12(c)(d)	$9.56	$(0.02)	$0.20	$0.18	$—	$—	$—	$—		$9.74	1.88	%(e)	$12	(2.40)%	3.00	%(f)	6.97	%(f)	1087	%(e)
Class R
03/31/12(c)(d)	$10.00	$(0.07)	$(0.19)	$(0.26)	$—	$—	$—	$0.02		$9.76	(2.40	)%(e)	$329	(1.90)%	2.50	%(f)	6.47	%(f)	1087	%(e)
Class Y
03/31/12(c)(d)	$10.00	$(0.05)	$(0.23)	$(0.28)	$—	$—	$—	$0.03		$9.75	(2.50	)%(e)	$3,671	(1.40)%	2.00	%(f)	5.97	%(f)	1087	%(e)

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)	Net Expenses		Gross Expenses		Portfolio Turnover Rate
Pyxis Alternative Income Fund
Class A
03/31/12(c)(g)	$10.00	$0.10	$(0.14)	$(0.04)	$(0.06)	$—	$(0.06)	$—	(h)	$9.90	(0.39	)%(e)	$720	5.03%	1.74	%(f)(i)	3.75	%(f)(i)	407	%(e)
Class C
03/31/12(c)(g)	$10.00	$0.12	$(0.15)	$(0.03)	$(0.06)	$—	$(0.06)	$—	(h)	$9.91	(0.27	)%(e)	$10	5.37%	1.40	%(f)(i)	4.40	%(f)(i)	407	%(e)
Class R
03/31/12(c)(g)	$10.00	$0.11	$(0.15)	$(0.04)	$(0.05)	$—	$(0.05)	$—	(h)	$9.91	(0.38	)%(e)	$1,413	4.87%	1.90	%(f)(i)	3.90	%(f)(i)	407	%(e)
Class Y
03/31/12(c)(g)	$10.00	$0.12	$(0.15)	$(0.03)	$(0.06)	$—	$(0.06)	$—	(h)	$9.91	(0.27	)%(e)	$8,375	5.37%	1.40	%(f)(i)	3.40	%(f)(i)	407	%(e)

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distribu tions	Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Loss	Net Expenses		Gross Expenses		Portfolio Turnover Rate
Pyxis Energy and Materials Fund
Class A
03/31/12(c)(j)	$10.00	$(0.05)	$0.35	$0.30	$—	$—	$—	$—		$10.30	3.00	%(e)	$10	(1.43)%	2.99%		4.19%		17	%(e)
Class C
03/31/12(c)(j)	$10.00	$(0.07)	$0.35	$0.28	$—	$—	$—	$—		$10.28	2.80	%(e)	$10	(2.08)%	3.64%		4.84%		17	%(e)
Class R
03/31/12(c)(j)	$10.00	$(0.05)	$0.35	$0.30	$—	$—	$—	$—		$10.30	3.00	%(e)	$10	(1.58)%	3.14%		4.34%		17	%(e)
Class Y
03/31/12(c)(j)	$10.00	$(0.04)	$0.36	$0.32	$—	$—	$—	$—		$10.32	3.20	%(e)	$3,064	(1.08)%	2.64%		3.84%		17	%(e)

100  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations			Less Distributions From						Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000)	Net Investment Loss	Net Expenses	Gross Expenses	Portfolio Turnover Rate
Pyxis Trend Following Fund
Class A
03/31/12(c)	$10.49	$(0.06)	$(0.84)	$(0.90)	$—	$(0.09)	$(0.09)	$—(h)	$ 9.50	(8.55)%(e)	$ 5,899	(1.31)%	2.25%	4.18%	355%(e)
2011(k)	11.18	(0.11)	(0.58)	(0.69)	—	—	—	—	10.49	(6.17)(e)	8,885	(1.57)	2.25(f)	3.54(f)	256(e)
2011(l)	10.58	(0.13)	0.78	0.65	—	(0.05)	(0.05)	—	11.18	6.13	24,471	2.79	2.25(f)	(1.24)(f)	213
2010(m)	10.00	(0.14)	0.76	0.62	—	(0.04)	(0.04)	—	10.58	6.19(e)	26,254	3.72	2.25(f)	(1.54)(f)	626(e)
Class C
03/31/12(c)(n)	$ 9.47	$(0.02)	$ 0.05	$0.03	$—	$ —	$ —	$—	$ 9.50	0.32%(e)	45	(2.01)%	2.90%	4.93%	355%(e)

		Income from Investment Operations			Less Distributions From						Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses	Gross Expenses	Portfolio Turnover Rate
Pyxis U.S. Equity Fund
Class A
03/31/12(c)	$21.06	$ 0.10	$ 5.56	$ 5.66	$(0.24)	$ —	$(0.24)	$—	$26.48	27.09%(e)	$168,917	0.87%	0.91%	1.01%	24%(e)
2011	21.95	0.16	(0.89)	(0.73)	(0.16)	—	(0.16)	—	21.06	(3.43)	145,963	0.65	0.85(o)	0.85	40
2010	21.28	0.20	0.69	0.89	(0.22)	—	(0.22)	—	21.95	4.19	177,794	0.94	0.74(o)	0.75	41
2009	22.74	0.23	(1.22)	(0.99)	(0.23)	(0.24)	(0.47)	—	21.28	(3.65)	200,909	1.32	0.81(o)	0.81	49
2008	31.03	0.22	(5.27)	(5.05)	(0.25)	(2.99)	(3.24)	—	22.74	(17.86)	236,786	0.85	0.79(o)	0.79	55
2007	30.00	0.34	4.27	4.61	(0.42)	(3.16)	(3.58)	—	31.03	16.59	316,324	1.15	0.76	0.76	53
Class B
03/31/12(c)	$19.89	$ 0.01	$ 5.29	$ 5.30	$ —	$ —	$ —	$—	$25.19	26.60%(e)	$84	0.12%	1.66%	1.76%	24%(e)
2011	20.76	(0.02)	(0.85)	(0.87)	—	—	—	—	19.89	(4.19)	109	(0.10)	1.60(o)	1.60	40
2010	20.25	0.03	0.67	0.70	(0.19)	—	(0.19)	—	20.76	3.45	393	0.13	1.52(o)	1.52	41
2009	21.52	0.10	(1.13)	(1.03)	—	(0.24)	(0.24)	—	20.25	(4.40)	988	0.59	1.56(o)	1.56	49
2008	29.49	0.02	(5.00)	(4.98)	(—)(h)	(2.99)	(2.99)	—	21.52	(18.48)	2,222	0.09	1.54(o)	1.54	55
2007	28.62	0.12	4.06	4.18	(0.15)	(3.16)	(3.31)	—	29.49	15.72	4,910	0.43	1.51	1.51	53
Class C
03/31/12(c)	$19.52	$ 0.01	$ 5.18	$ 5.19	$(0.10)	$ —	$(0.10)	$—	$24.61	26.59%(e)	$2,183	0.12%	1.66%	1.76%	24%(e)
2011	20.37	(0.02)	(0.83)	(0.85)	—	—	—	—	19.52	(4.12)	1,985	(0.10)	1.60(o)	1.60	40
2010	19.82	0.04	0.64	0.68	(0.13)	—	(0.13)	—	20.37	3.42	2,783	0.19	1.50(o)	1.50	41
2009	21.10	0.09	(1.10)	(1.01)	(0.03)	(0.24)	(0.27)	—	19.82	(4.36)	3,209	0.57	1.56(o)	1.56	49
2008	29.00	0.02	(4.90)	(4.88)	(0.03)	(2.99)	(3.02)	—	21.10	(18.47)	4,658	0.10	1.54(o)	1.54	55
2007	28.24	0.12	4.00	4.12	(0.20)	(3.16)	(3.36)	—	29.00	15.71	6,892	0.42	1.51	1.51	53

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Unaudited.
(d)	Class A commenced operations on November 2, 2011, Class C commenced operations on February 27, 2012 and Class R commenced operations on November 9, 2011 and Class Y commenced operations on November 1, 2011.
(e)	Not annualized.
(f)	Does not include expenses of investment companies in which the Fund invests.
(g)	Class commenced operations on January 13, 2012.
(h)	Less than $0.005 per share or less than 0.005%.
(i)	Ratios of expenses to average net assets excludes dividends and fees on short sales. Gross and net expense ratios would have been 3.79% and 1.78% for Class A, 4.44% and 1.44% for Class C, 3.94% and 1.94% for Class R, 3.44% and 1.44% for Class Y, respectively.
(j)	Class commenced operations on December 1, 2011.
(k)	For the eight months ended September 30, 2011 (See Note 10).
(l)	For the year ended January 31, 2011 (See Note 10).
(m)	Fund commenced operations on March 31, 2009.
(n)	Class commenced operations on February 24, 2012.
(o)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.

See accompanying Notes to Financial Statements.  |  101

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations				Less Distributions From										Ratios and Supplemental Data
	Net Asset Value, Beginnin[g] of Period	Net Investment Income (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)		Net Investment Income		Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis U.S. Equity Fund (Continued)
Class R
03/31/12(e)	$21.09	$0.08		$5.62	$5.70	$(0.05)		$—		$(0.05)		$—	$26.74	27.08	%(f)	$1		0.62%		1.16%		1.26%	24	%(f)
2011	21.91	0.10		(0.84)	(0.74)	(0.08)		—		(0.08)		—	21.09	(3.43)		1		0.40		1.10	(c)	1.10	40
2010	21.25	0.15		0.69	0.84	(0.18)		—		(0.18)		—	21.91	3.94		9		0.71		0.98	(c)	0.98	41
2009	22.71	0.19		(1.23)	(1.04)	(0.18)		(0.24)		(0.42)		—	21.25	(3.93)		9		1.06		1.06	(c)	1.06	49
2008(g)	25.12	0.11		(2.52)	(2.41)	(—	)(d)	(—	)(d)	(—	)(d)	—	22.71	(9.59)		9		0.65		1.04	(c)	1.04	55
Class Y
03/31/12(e)	$21.07	$0.13		$5.55	$5.68	$(0.29)		—		$(0.29)		$—	$26.46	27.21	%(f)	$3,001		1.12%		0.66%		0.76%	24	%(f)
2011	21.84	0.22		(0.77)	(0.55)	(0.22)		—		(0.22)		—	21.07	(2.65)		4,674		0.90		0.60	(c)	0.60	40
2010	21.16	0.26		0.69	0.95	(0.27)		—		(0.27)		—	21.84	4.47		133,629		1.21		0.48	(c)	0.49	41
2009	22.65	0.28		(1.24)	(0.96)	(0.29)		(0.24)		(0.53)		—	21.16	(3.44)		110,137		1.56		0.56	(c)	0.56	49
2008	30.93	0.29		(5.25)	(4.96)	(0.33)		(2.99)		(3.32)		—	22.65	(17.65)		113,123		1.10		0.54	(c)	0.54	55
2007	29.92	0.41		4.26	4.67	(0.50)		(3.16)		(3.66)		—	30.93	16.87		136,756		1.39		0.51		0.51	53

		Income from Investment Operations				Less Distributions From										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)		Net Investment Income/(Loss)		Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Core America Equity Fund
Class A
03/31/12(e)	$8.15	$0.04		$2.01	$2.05	$(0.09)		$—		$(0.09)		$—	$10.11	25.36	%(f)	$33,489		0.96%		1.40%		1.40%	33	%(f)
2011	8.45	0.08		(0.31)	(0.23)	(0.07)		—		(0.07)		—	8.15	(2.85)		29,171		0.89		1.13	(c)	1.13	47
2010	8.07	0.08		0.38	0.46	(0.08)		—		(0.08)		—	8.45	5.70		34,667		1.00		1.36	(c)	1.41	50
2009	8.86	0.10		(0.69)	(0.59)	(0.10)		(0.10)		(0.20)		—	8.07	(6.11)		34,466		1.39		1.33	(c)	1.52	69
2008	12.82	0.08		(1.80)	(1.72)	(0.08)		(2.16)		(2.24)		—	8.86	(15.86)		42,078		0.76		1.17	(c)	1.35	67
2007	11.93	0.12		1.91	2.03	(0.14)		(1.00)		(1.14)		—	12.82	18.00		56,907		1.02		1.20		1.20	59
Class B
03/31/12(e)	$7.70	$0.01		$1.91	$1.92	$—		$—		$—		$—	$9.62	24.94	%(f)	$94		0.21%		2.15%		2.15%	33	%(f)
2011	7.99	0.01		(0.30)	(0.29)	—		—		—		—	7.70	(3.63)		112		0.14		1.88	(c)	1.88	47
2010	7.67	0.01		0.36	0.37	(0.05)		—		(0.05)		—	7.99	4.84		225		0.14		2.12	(c)	2.15	50
2009	8.36	0.04		(0.63)	(0.59)	—		(0.10)		(0.10)		—	7.67	(6.75)		626		0.68		2.08	(c)	2.27	69
2008	12.21	(—	)(d)	(1.69)	(1.69)	(—	)(d)	(2.16)		(2.16)		—	8.36	(16.42)		1,509		(0.01)		1.92	(c)	2.10	67
2007	11.38	0.04		1.81	1.85	(0.02)		(1.00)		(1.02)		—	12.21	17.14		2,967		0.33		1.95		1.95	59
Class C
03/31/12(e)	$7.58	$0.01		$1.87	$1.88	$(0.03)		$—		$(0.03)		$—	$9.43	24.91	%(f)	$1,521		0.21%		2.15%		2.15%	33	%(f)
2011	7.86	0.01		(0.29)	(0.28)	—		—		—		—	7.58	(3.56)		1,361		0.14		1.88	(c)	1.88	47
2010	7.54	0.02		0.34	0.36	(0.04)		—		(0.04)		—	7.86	4.83		1,907		0.25		2.12	(c)	2.16	50
2009	8.28	0.04		(0.64)	(0.60)	(0.04)		(0.10)		(0.14)		—	7.54	(6.76)		1,852		0.60		2.08	(c)	2.27	69
2008	12.12	(—	)(d)	(1.68)	(1.68)	(—	)(d)			(2.16)		—	8.28	(16.45)		1,098		(—	)(d)	1.92	(c)	2.10	67
2007	11.32	0.03		1.81	1.84	(0.04)		(1.00)		(1.04)		—	12.12	17.18		1,535		0.29		1.95		1.95	59
Class R
03/31/12(e)	$8.16	$0.03		$2.04	$2.07	$(0.02)		$—		$(0.02)		$—	$10.21	25.39	%(f)	$1		0.71%		1.65%		1.65%	33	%(f)
2011	8.44	0.06		(0.29)	(0.23)	(0.05)		—		(0.05)		—	8.16	(2.82)		1		0.64		1.38	(c)	1.38	47
2010	8.06	0.06		0.37	0.43	(0.05)		—		(0.05)		—	8.44	5.34		9		0.75		1.61	(c)	1.66	50
2009	8.85	0.08		(0.69)	(0.61)	(0.08)		(0.10)		(0.18)		—	8.06	(6.35)		9		1.11		1.58	(c)	1.77	69
2008(g)	9.66	0.04		(0.85)	(0.81)	(—	)(d)	(—	)(d)	(—	)(d)	—	8.85	(8.39	)(f)	9		0.59		1.42	(c)	1.60	67
Class Y
03/31/12(e)	$9.04	$0.06		$2.24	$2.30	$(0.11)		$—		$(0.11)		$—	$11.23	25.66	%(f)	$82		1.21%		1.15%		1.15%	33	%(f)
2011	9.37	0.12		(0.36)	(0.24)	(0.09)		—		(0.09)		—	9.04	(2.68)		94		1.14		0.88	(c)	0.88	47
2010	8.94	0.10		0.43	0.53	(0.10)		—		(0.10)		—	9.37	5.88		149		1.19		1.11	(c)	1.14	50
2009	9.79	0.12		(0.75)	(0.63)	(0.12)		(0.10)		(0.22)		—	8.94	(5.83)		294		1.48		1.01	(c)	1.07	69
2008	13.91	0.13		(1.98)	(1.85)	(0.11)		(2.16)		(2.27)		—	9.79	(15.56)		9		1.13		0.92	(c)	1.10	67
2007	12.71	0.17		2.15	2.32	(0.12)		(1.00)		(1.12)		—	13.91	19.25		—	(h)	1.28		0.95		0.95	59

102  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations				Less Distribution From											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period(000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Dividend Equity Fund
Class A
03/31/12(e)(i)	$10.00	$0.06		$1.50	$1.56	$(0.04)		$—		$(0.04)		$—	(d)	$11.52	15.65	%(f)	$ 346	1.48%	2.25%		3.51%	3	%(f)
Class C
03/31/12(e)(i)	$10.00	$0.03		$0.97	$1.00	$(0.02)		$—		$(0.02)		$—	(d)	$10.98	9.99	%(f)	$ 596	0.83%	2.90%		4.16%	3	%(f)
Class Y
03/31/12(e)(i)	$10.00	$0.07		$0.97	$1.04	$(0.06)		$—		$(0.06)		$—	(d)	$10.98	10.37	%(f)	$9,328	1.83%	1.90%		3.16%	3	%(f)

		Income from Investment Operations				Less Distribution From											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Premier Growth Equity Fund
Class A
03/31/12(e)	$19.39	$ 0.02		$5.41	$5.43	$—		$—		$—		$—		$24.82	28.00	%(f)	$127,181	0.20%	1.20%		1.26%	10	%(f)
2011	19.45	(—	)(d)	(0.06)	0.06	—		—		—		—		19.39	(0.31)		109,321	(0.02)	1.07	(c)	1.10	23
2010	18.45	(0.01)		1.06	1.05	(0.05)		—		(0.05)		—		19.45	5.69		140,095	(0.08)	1.00	(c)	1.00	21
2009	20.84	0.06		(1.27)	(1.21)	(0.01)		(1.17)		(1.18)		—		18.45	(3.58)		149,681	0.36	1.10	(c)	1.10	27
2008	27.15	0.01		(3.76)	(3.75)	(—	)(d)	(2.56)		(2.56)		—		20.84	(14.92)		162,122	0.06	1.07	(c)	1.07	30
2007	27.64	(0.02)		3.64	3.62	—		(4.11)		(4.11)		—		27.15	14.24		215,568	(0.07)	1.01		1.01	28
Class B
03/31/12(e)	$16.80	$(0.05)		$4.67	$4.62	$—		$—		$—		$—		$21.42	27.50	%(f)	$203	(0.55)%	1.95%		2.01%	10	%(f)
2011	16.97	(0.15)		(0.02)	(0.17)	—		—		—		—		16.80	(1.00)		210	(0.77)	1.82	(c)	1.85	23
2010	16.20	(0.14)		0.93	0.79	(0.02)		—		(0.02)		—		16.97	4.88		577	(0.89)	1.78	(c)	1.79	21
2009	18.62	(0.06)		(1.19)	(1.25)	—		(1.17)		(1.17)		—		16.20	(4.29)		2,474	(0.46)	1.85	(c)	1.85	27
2008	24.71	(0.15)		(3.38)	(3.53)	(—	)(d)	(2.56)		(2.56)		—		18.62	(15.55)		6,115	(0.71)	1.82	(c)	1.82	30
2007	25.67	(0.20)		3.35	3.15	—		(4.11)		(4.11)		—		24.71	13.40		12,542	(0.82)	1.76		1.76	28
Class C
03/31/12(e)	$16.82	$(0.05)		$4.68	$4.63	$—		$—		$—		$—		$21.45	27.53	%(f)	$11,231	(0.55)%	1.95%		2.01%	10	%(f)
2011	17.00	(0.15)		(0.03)	(0.18)	—		—		—		—		16.82	(1.06)		10,248	(0.77)	1.82	(c)	1.85	23
2010	16.21	(0.14)		0.93	0.79	—		—		—		—		17.00	4.87		13,770	(0.83)	1.75	(c)	1.75	21
2009	18.62	(0.06)		(1.18)	(1.24)	—		(1.17)		(1.17)		—		16.21	(4.23)		14,378	(0.41)	1.85	(c)	1.85	27
2008	24.72	(0.15)		(3.39)	(3.54)	(—	)(d)	(2.56)		(2.56)		—		18.62	(15.59)		19,630	(0.70)	1.82	(c)	1.82	30
2007	25.68	(0.20)		3.35	3.15	—		(4.11)		(4.11)		—		24.72	13.40		31,467	(0.82)	1.76		1.76	28
Class R
03/31/12(e)	$19.22	$(0.01)		$5.37	$5.36	$—		$—		$—		$—		$24.58	27.89	%(f)	$223	(0.05)%	1.45%		1.51%	10	%(f)
2011	19.33	(0.06)		(0.05)	(0.11)	—		—		—		—		19.22	(0.57)		171	(0.27)	1.32	(c)	1.35	23
2010	18.39	(0.06)		1.05	0.99	(0.05)		—		(0.05)		—		19.33	5.40		103	(0.31)	1.23	(c)	1.24	21
2009	20.80	0.02		(1.26)	(1.24)	—		(1.17)		(1.17)		—		18.39	(3.76)		9	0.10	1.35	(c)	1.35	27
2008(g)	22.19	(0.02)		(1.37)	(1.39)	(—	)(d)	(—	)(d)	(—	)(d)	—		20.80	(6.26	)(f)	9	(0.16)	1.35	(c)	1.35	30
Class Y
03/31/12(e)	$19.80	$ 0.05		$5.52	$5.57	$—		$—		$—		$—		$25.37	28.13	%(f)	$26,313	0.45%	0.95%		1.01%	10	%(f)
2011	19.81	0.05		(0.06)	(0.01)	—		—		—		—		19.80	(0.05)		24,705	0.23	0.82	(c)	0.85	23
2010	18.78	0.04		1.08	1.12	(0.09)		—		(0.09)		—		19.81	5.94		36,848	0.19	0.74	(c)	0.74	21
2009	21.25	0.11		(1.31)	(1.20)	(0.10)		(1.17)		(1.27)		—		18.78	(3.30)		22,971	0.70	0.85	(c)	0.85	27
2008	27.57	0.07		(3.83)	(3.76)	(—	)(d)	(2.56)		(2.56)		—		21.25	(14.71)		5,531	0.29	0.82	(c)	0.82	30
2007	28.11	0.04		3.70	3.74	(0.17)		(4.11)		(4.28)		—		27.57	14.52		16,826	0.17	0.75		0.75	28

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II. (d) Less than $0.005 per share or less than 0.005%.
(e)	Unaudited.
(f)	Not annualized.
(g)	Class commenced operations on January 29, 2008.
(h)	Less than $1,000 of asset in share class.
(i)	Class A commenced operations on November 23, 2011, Class C commenced operations on November 15, 2011 and Class Y commenced operations on November 14, 2011.

See accompanying Notes to Financial Statements.  |  103

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From										Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Small-Cap Equity Fund
Class A
03/31/12(c)	$10.07	$(0.05)	$2.89	$2.84	$—		$—		$—		$—	$12.91	28.10	%(d)	$36,098	(0.81)%	1.96%		1.96%	12	%(d)
2011	9.64	(0.07)	0.50	0.43	—		—		—		—	10.07	4.46		31,155	(0.65)	1.91	(e)	1.92	71
2010	8.49	(0.03)	1.18	1.15	—		—		—		—	9.64	13.55		34,798	(0.33)	1.81	(e)	1.97	42
2009	10.73	(0.04)	(1.34)	(1.38)	—		(0.86)		(0.86)		—	8.49	(10.17)		32,456	(0.56)	2.14	(e)	2.20	51
2008	16.13	— (f)	(2.43)	(2.43)	(—	)(f)	(2.97)		(2.97)		—	10.73	(17.68)		42,271	0.03	1.37	(e)	1.38	60
2007	16.16	(0.01)	2.24	2.23	—		(2.26)		(2.26)		—	16.13	14.87		58,523	(0.03)	1.24		1.24	37
Class B
03/31/12(c)	$8.64	$(0.08)	$2.47	$2.39	$—		$—		$—		$—	$11.03	27.81	%(d)	$213	(1.56)%	2.71%		2.71%	12	%(d)
2011	8.33	(0.14)	0.45	0.31	—		—		—		—	8.64	3.60		216	(1.40)	2.66	(e)	2.67	71
2010	7.39	(0.07)	1.01	0.94	—		—		—		—	8.33	12.72		434	(0.98)	2.59	(e)	2.70	42
2009	9.58	(0.08)	(1.25)	(1.33)	—		(0.86)		(0.86)		—	7.39	(10.95)		1,055	(1.23)	2.89	(e)	2.95	51
2008	14.82	(0.08)	(2.19)	(2.27)	(—	)(f)	(2.97)		(2.97)		—	9.58	(18.26)		2,957	(0.69)	2.12	(e)	2.13	60
2007	15.11	(0.12)	2.09	1.97	—		(2.26)		(2.26)		—	14.82	14.10		7,716	(0.78)	1.98		1.98	37
Class C
03/31/12(c)	$8.59	$(0.08)	$2.46	$2.38	$—		$—		$—		$—	$10.97	27.71	%(d)	$3,077	(1.56)%	2.71%		2.71%	12	%(d)
2011	8.29	(0.14)	0.44	0.30	—		—		—		—	8.59	3.62		2,587	(1.40)	2.66	(e)	2.67	71
2010	7.35	(0.08)	1.02	0.94	—		—		—		—	8.29	12.79		2,832	(1.08)	2.56	(e)	2.71	42
2009	9.53	(0.08)	(1.24)	(1.32)	—		(0.86)		(0.86)		—	7.35	(10.90)		2,839	(1.30)	2.89	(e)	2.95	51
2008	14.76	(0.08)	(2.18)	(2.26)	(—	)(f)	(2.97)		(2.97)		—	9.53	(18.28)		4,797	(0.72)	2.12	(e)	2.14	60
2007	15.07	(0.12)	2.07	1.95	—		(2.26)		(2.26)		—	14.76	13.99		7,428	(0.78)	1.99		1.99	37
Class R
03/31/12(c)	$9.99	$(0.06)	$2.88	$2.82	$—		$—		$—		$—	$12.81	28.13	%(d)	$1	(1.06)%	2.21%		2.21%	12	%(d)
2011	9.58	(0.10)	0.51	0.41	—		—		—		—	9.99	4.28		1	(0.90)	2.16	(e)	2.17	71
2010	8.46	(0.05)	1.17	1.12	—		—		—		—	9.58	13.24		9	(0.55)	2.03	(e)	2.19	42
2009	10.72	(0.06)	(1.34)	(1.40)	—		(0.86)		(0.86)		—	8.46	(10.37)		8	(0.84)	2.39	(e)	2.45	51
2008(g)	11.58	(0.03)	(0.83)	(0.86)	(—	)(f)	(—	)(f)	(—	)(f)	—	10.72	(7.43	)(d)	9	(0.34)	1.62	(e)	1.63	60
Class Y
03/31/12(c)	$10.51	$(0.03)	$3.01	$2.98	$—		$—		$—		$—	$13.49	28.35	%(d)	$461	(0.56)%	1.71%		1.71%	12	%(d)
2011	10.04	(0.05)	30.52	0.47	—		—		—		—	10.51	4.68		209	(0.40)	1.66	(e)	1.67	71
2010	8.82	—	1.22	1.22	—		—		—		—	10.04	13.83		198	(0.04)	1.58	(e)	1.72	42
2009	11.06	(0.01)	(1.37)	(1.38)	—		(0.86)		(0.86)		—	8.82	(9.83)		1,035	(0.18)	1.89	(e)	1.95	51
2008	16.50	0.04	(2.51)	(2.47)	(—	)(f)	(2.97)		(2.97)		—	11.06	(17.50)		3,694	0.36	1.12	(e)	1.12	60
2007	16.44	0.04	2.28	2.32	—		(2.26)		(2.26)		—	16.50	15.20		8,053	0.23	0.99		0.99	37

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Global Equity Fund
Class A
03/31/12(c)	$16.90	$(0.04)	$3.70	$3.66	$		$—	$—	$—	$20.56	21.66	%(d)	$25,781	(0.43)%	1.89%		2.20%	24	%(d)
2011	19.18	0.01	(2.26)	(2.25)		(0.03)	—	(0.03)	—	16.90	(11.75)		22,813	0.03	1.53	(e)	1.72	64
2010	18.26	0.04	1.08	1.12		(0.20)	—	(0.20)	—	19.18	6.14		29,589	0.19	1.27	(e)	1.28	68
2009	21.26	0.17	(2.15)	(1.98)		(0.31)	(0.71)	(1.02)	—	18.26	(8.00)		30,544	1.12	1.70	(e)	1.70	60
2008	32.08	0.28	(7.54)	(7.26)		(0.12)	(3.44)	(3.56)	—	21.26	(25.19)		36,560	1.04	1.41	(e)	1.41	57
2007	24.66	0.18	7.38	7.56		(0.14)	—	(0.14)	—	32.08	30.78		50,051	0.64	1.36		1.36	66
Class B
03/31/12(c)	$15.12	$(0.10)	$3.30	$3.20		$—	$—	$—	$—	$18.32	21.17	%(d)	$10	(1.18)%	2.64%		2.95%	24	%(d)
2011	17.25	(0.13)	(2.00)	(2.13)		—	—	—	—	15.12	(12.35)		20	(0.72)	2.28	(e)	2.47	64
2010	16.57	(0.11)	1.00	0.89		(0.21)	—	(0.21)	—	17.25	5.37		47	(0.67)	2.09	(e)	2.09	68
2009	19.25	—	(1.89)	(1.89)		(0.08)	(0.71)	(0.79)	—	16.57	(8.72)		86	0.05	2.45	(e)	2.45	60
2008	29.48	0.06	(6.85)	(6.79)		— (f)	(3.44)	(3.44)	—	19.25	(25.79)		222	0.24	2.16	(e)	2.16	57
2007	22.71	(0.03)	6.80	6.77		—	—	—	—	29.48	29.81		457	(0.12)	2.10		2.10	66

104  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations				Less Distributions From										Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)		Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Global Equity Fund (Continued)
Class C
03/31/12(c)	$15.30	$(0.10)		$3.35	$3.25	$—		$—		$—		$—	$18.55	21.18	%(d)	$143		(1.18)%	2.64%		2.95%	24	%(d)
2011	17.45	(0.13)		(2.02)	(2.15)	—		—		—		—	15.30	(12.32)		90		(0.72)	2.28	(e)	2.47	64
2010	16.58	(0.09)		0.98	0.89	(0.02)		—		(0.02)		—	17.45	5.39		127		(0.58)	2.02	(e)	2.03	68
2009	19.38	0.01		(1.93)	(1.92)	(0.17)		(0.71)		(0.88)		—	16.58	(8.74)		195		0.05	2.45	(e)	2.45	60
2008	29.66	0.10		(6.93)	(6.83)	(0.01)		(3.44)		(3.45)		—	19.38	(25.78)		489		0.39	2.16	(e)	2.16	57
2007	22.85	(—	)(f)	6.81	6.81	—		—		—		—	29.66	29.80		467		(0.01)	2.10		2.10	66
Class R
03/31/12(c)	$16.93	$(0.06)		$3.71	$3.65	$—		$ —		$—		$—	$20.58	21.56	%(d)	$1		(0.68)%	2.14%		2.45%	24	%(d)
2011	19.16	(0.04)		(2.19)	(2.23)	—		—		—		—	16.93	(11.64)		1		(0.22)	1.78	(e)	1.97	64
2010	18.22	(0.01)		1.08	1.07	(0.13)		—		(0.13)		—	19.16	5.88		8		(0.05)	1.52	(e)	1.52	68
2009	21.21	0.14		(2.15)	(2.01)	(0.27)		(0.71)		(0.98)		—	18.22	(8.24)		7		0.92	1.95	(e)	1.95	60
2008(g)	25.98	0.28		(5.05)	(4.77)	(—	)(f)	(—	)(f)	(—	)(f)	—	21.21	(18.36	)(d)	8		1.65	1.66	(e)	1.66	57
Class Y
03/31/12(c)	$17.07	$(0.02)		$3.69	$3.67	$—		$—		$—		$—	$20.74	21.50	%(d)	$—	(h)	(0.18)%	1.64%		1.95%	24	%(d)
2011	19.26	0.06		(2.17)	(2.11)	(0.08)		—		(0.08)		—	17.07	(11.02)		—	(h)	0.28	1.28	(e)	1.47	64
2010	18.32	0.08		1.09	1.17	(0.23)		—		(0.23)		—	19.26	6.42		15,722		0.45	1.01	(e)	1.02	68
2009	21.35	0.21		(2.16)	(1.95)	(0.37)		(0.71)		(1.08)		—	18.32	(7.73)		15,435		1.38	1.45	(e)	1.45	60
2008	32.23	0.35		(7.59)	(7.24)	(0.20)		(3.44)		(3.64)		—	21.35	(25.07)		18,339		1.28	1.16	(e)	1.16	57
2007	24.77	0.26		7.40	7.66	(0.20)		—		(0.20)		—	32.23	31.11		25,544		0.91	1.10		1.10	66

		Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis International Equity Fund
Class A
03/31/12(c)	$10.47	$(0.02)	$1.70	$1.68	$(0.13)	$—	$(0.13)	$—	$12.02	16.66	%(d)	$12,312	(0.40)%	2.34%		3.40%	23	%(d)
2011	12.48	0.08	(1.97)	(1.89)	(0.12)	—	(0.12)	—	10.47	(15.67)		12,057	0.59	1.68	(e)	1.68	41
2010	12.71	0.12	0.02	0.14	(0.37)	—	(0.37)	—	12.48	1.12		24,762	1.04	1.94	(e)	2.04	44
2009	16.20	0.23	(1.47)	(1.24)	(0.39)	(1.86)	(2.25)	—	12.71	(3.55)		33,160	2.17	1.53	(e)	1.77	60
2008	25.05	0.43	(6.59)	(6.16)	(0.23)	(2.46)	(2.69)	—	16.20	(27.35)		48,250	2.02	1.37	(e)	1.51	39
2007	18.79	0.23	6.21	6.44	(0.16)	(0.02)	(0.18)	—	25.05	34.50		56,956	1.06	1.45		1.45	38
Class B
03/31/12(c)	$9.53	$(0.06)	$1.56	$1.50	$—	$—	$—	$—	$11.03	16.23	%(d)	$45	(1.15)%	3.09%		4.15%	23	%(d)
2011	11.34	(0.02)	(1.79)	(1.81)	—	—	—	(0.00)	9.53	(16.31)		49	(0.15)	2.43	(e)	2.43	41
2010	11.65	0.03	0.01	0.04	(0.35)	—	(0.35)	(0.00)	11.34	0.34		126	0.28	2.67	(e)	2.72	44
2009	14.97	0.13	(1.37)	(1.24)	(0.22)	(1.86)	(2.08)	(0.00)	11.65	(4.28)		399	1.27	2.28	(e)	2.52	60
2008	23.29	0.19	(6.03)	(5.84)	(0.02)	(2.46)	(2.48)	(0.00)	14.97	(27.86)		651	0.95	2.12	(e)	2.25	39
2007	17.48	0.04	5.82	5.86	(0.03)	(0.02)	(0.05)	(0.00)	23.29	33.54		1,449	0.22	2.20		2.20	38

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Unaudited.
(d)	Not annualized.
(e)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(f)	Less than $0.005 per share or less than 0.005%.
(g)	Class commenced operations on January 29, 2008. (h) Less than $1,000 of asset in share class.

See accompanying Notes to Financial Statements. |105

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From										Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis International Equity Fund (Continued)
Class C
03/31/12(d)	$9.54	$(0.06)	$1.56	$1.50	$(0.07)		$—		$(0.07)		$—	$10.97	16.40	%(e)	$835	(1.15)%	3.09%		4.15%	23	%(e)
2011	11.40	(0.02)	(1.80)	(1.82)	(0.04)		—		(0.04)		—	9.54	(16.40)		859	(0.15)	2.43	(c)	2.43	41
2010	11.62	0.04	0.03	0.07	(0.29)		—		(0.29)		—	11.40	0.61		1,208	0.39	2.70	(c)	2.80	44
2009	15.04	0.14	(1.40)	(1.26)	(0.30)		(1.86)		(2.16)		—	11.62	(4.29)		1,194	1.41	2.28	(c)	2.52	60
2008	23.44	0.22	(6.09)	(5.87)	(0.07)		(2.46)		(2.53)		—	15.04	(27.86)		1,462	1.10	2.12	(c)	2.27	39
2007	17.58	0.05	5.84	5.89	(0.01)		(0.02)		(0.03)		—	23.44	33.53		1,259	0.25	2.20		2.20	38
Class R
03/31/12(d)	$10.46	$(0.04)	$1.73	$1.69	$(0.05)		$—		$(0.05)		$—	$12.10	16.63	%(e)	$1	(0.65)%	2.59%		3.65%	23	%(e)
2011	12.46	0.05	(1.96)	(1.91)	(0.09)		—		(0.09)		—	10.46	(15.80)		1	0.35	1.93	(c)	1.93	41
2010	12.68	0.10	0.02	0.12	(0.34)		—		(0.34)		—	12.46	0.82		8	0.82	2.19	(c)	2.30	44
2009	16.17	0.21	(1.47)	(1.26)	(0.37)		(1.86)		(2.23)		—	12.68	(3.75)		8	2.00	1.78	(c)	2.02	60
2008(f)	20.63	0.38	(4.84)	(4.46)	(—	)(g)	—		(—	)(g)	—	16.17	(21.62	)(e)	8	2.79	1.62	(c)	1.77	39
Class Y
03/31/12(d)	$10.62	$(0.01)	$1.73	$1.72	$(0.16)		$—		$(0.16)		$—	$12.18	16.95	%(e)	$594	(0.15)%	2.09%		3.15%	23	%(e)
2011	12.65	0.11	(1.99)	(1.88)	(0.15)		—		(0.15)		—	10.62	(15.49)		453	0.84	1.43	(c)	1.43	41
2010	12.88	0.15	0.02	0.17	(0.40)		—		(0.40)		—	12.65	1.34		4,849	1.27	1.69	(c)	1.78	44
2009	16.40	0.34	(1.56)	(1.22)	(0.44)		(1.86)		(2.30)		—	12.88	(3.27)		8,220	3.10	1.38	(c)	1.52	60
2008	25.33	0.46	(6.64)	(6.18)	(0.29)		(2.46)		(2.75)		—	16.40	(27.19)		8,872	2.13	1.12	(c)	1.26	39
2007	18.99	0.28	6.29	6.57	(0.21)		(0.02)		(0.23)		—	25.33	34.85		10,354	1.29	1.20		1.20	38

		Income from Investment Operations			Less Distributions From										Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distribu-tions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Total Return Fund
Class A
03/31/12(d)	$18.03	$0.10	$2.60	$2.70	$(0.24)		$—		$(0.24)		$—	$20.49	14.99	%(e)	$81,637	1.00%	1.51%		1.78%	87	%(e)
2011	18.80	0.21	(0.87)	(0.66)	(0.11)		—		(0.11)		—	18.03	(3.51)		79,574	1.07	1.42	(c)	1.46	177
2010	17.90	0.17	0.99	1.16	(0.26)		—		(0.26)		—	18.80	6.51		104,835	0.92	1.15	(c)	1.26	137
2009	20.16	0.26	(1.08)	(0.82)	(0.39)		(1.05)		(1.44)		—	17.90	(2.60)		105,256	1.66	1.08	(c)	1.13	144
2008	27.03	0.40	(4.54)	(4.14)	(0.44)		(2.29)		(2.73)		—	20.16	(16.87)		116,282	1.68	0.90	(c)	0.90	156
2007	25.10	0.46	4.01	4.47	(0.53)		(2.01)		(2.54)		—	27.03	19.03		147,927	1.82	0.87		0.87	133
Class B
03/31/12(d)	$17.30	$0.02	$2.52	$2.54	$—		$—		$—		$—	$19.84	14.56	%(e)	$228	0.25%	2.26%		2.53%	87	%(e)
2011	18.07	0.06	(0.83)	(0.77)	—		—		—		—	17.30	(4.21)		349	0.32	2.17	(c)	2.21	177
2010	17.23	0.02	0.96	0.98	(0.14)		—		(0.14)		—	18.07	5.73		1,077	0.14	1.90	(c)	1.97	137
2009	19.36	0.14	(1.03)	(0.89)	(0.19)		(1.05)		(1.24)		—	17.23	(3.37)		4,772	0.91	1.83	(c)	1.88	144
2008	26.02	0.21	(4.36)	(4.15)	(0.22)		(2.29)		(2.51)		—	19.36	(17.47)		8,222	0.91	1.65	(c)	1.66	156
2007	24.23	0.26	3.87	4.13	(0.33)		(2.01)		(2.34)		—	26.02	18.15		13,980	1.07	1.62		1.62	133
Class C
03/31/12(d)	$16.63	$0.02	$2.41	$2.43	$(0.07)		$—		$(0.07)		$—	$18.99	14.54	%(e)	$7,393	0.25%	2.26%		2.53%	87	%(e)
2011	17.37	0.06	(0.80)	(0.74)	—		—		—		—	16.63	(4.20)		8,183	0.32	2.17	(c)	2.21	177
2010	16.59	0.03	0.91	0.94	(0.16)		—		(0.16)		—	17.37	5.71		11,714	0.19	1.90	(c)	2.01	137
2009	18.76	0.13	(1.01)	(0.88)	(0.24)		(1.05)		(1.29)		—	16.59	(3.33)		10,841	0.90	1.83	(c)	1.88	144
2008	25.36	0.21	(4.24)	(4.03)	(0.28)		(2.29)		(2.57)		—	18.76	(17.48)		13,674	0.93	1.65	(c)	1.66	156
2007	23.67	0.26	3.77	4.03	(0.33)		(2.01)		(2.34)		—	25.36	18.16		14,462	1.07	1.62		1.62	133
Class R
03/31/12(d)	$18.02	$0.07	$2.61	$2.68	$(0.10)		$—		$(0.10)		$—	$20.60	14.78	%(e)	$1	0.75%	1.76%		2.03%	87	%(e)
2011	18.79	0.16	(0.86)	(0.70)	(0.07)		—		(0.07)		—	18.02	(3.70)		1	0.82	1.67	(c)	1.71	177
2010	17.87	0.12	0.99	1.11	(0.19)		—		(0.19)		—	18.79	6.25		9	0.66	1.41	(c)	1.52	137
2009	20.13	0.23	(1.09)	(0.86)	(0.35)		(1.05)		(1.40)		—	17.87	(2.88)		9	1.40	1.33	(c)	1.38	144
2008(f)	22.72	0.25	(2.84)	(2.59)	(—	)(g)	(—	)(g)	(—	)(g)	—	20.13	(11.40)		9	1.67	1.15	(c)	1.15	156

106  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Total Return Fund (Continued)
Class Y
03/31/12(d)	$18.24	$0.12	$2.63	$2.75	$(0.29)		$—		$(0.29)	$—	$20.70	15.19	%(e)	$213	1.25%	1.26%		1.53%	87	%(e)
2011	19.03	0.27	(0.89)	(0.62)	(0.17)		—		(0.17)	—	18.24	(3.36)		238	1.32	1.17	(c)	1.21	177
2010	18.10	0.21	1.01	1.22	(0.29)		—		(0.29)	—	19.03	6.81		5,070	1.16	0.90	(c)	1.00	137
2009	20.39	0.31	(1.10)	(0.79)	(0.45)		(1.05)		(1.50)	—	18.10	(2.39)		7,788	1.90	0.83	(c)	0.88	144
2008	27.31	0.47	(4.59)	(4.12)	(0.51)		(2.29)		(2.80)	—	20.39	(16.65)		5,571	1.96	0.65	(c)	0.65	156
2007	25.34	0.53	4.04	4.57	(0.59)		(2.01)		(2.60)	—	27.31	19.31		5,670	2.07	0.62	(c)	0.62	133

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Government Securities Fund
Class A
03/31/12(d)	$9.36	$0.01	$(0.09)	$(0.08)	$(0.01)		$(0.57)		$(0.58)	$—	$8.70	(0.83	)%(e)	$84,106	0.31%	0.97	%(c)	1.07%)	249	%(e
2011	9.26	0.09	0.34	0.43	(0.10)		(0.23)		(0.33)	—	9.36	4.88		92,415	1.02	0.93	(c)	0.94	529
2010	8.99	0.16	0.28	0.44	(0.15)		(0.02)		(0.17)	—	9.26	5.05		102,503	1.79	0.80	(c)	0.81	507
2009	8.85	0.26	0.13	0.39	(0.25)		—		(0.25)	—	8.99	4.45		108,777	2.85	0.84	(c)	0.84	157
2008	8.60	0.31	0.26	0.57	(0.32)		(—	)(g)	(0.32)	—	8.85	6.63		114,342	3.57	0.92	(c)	0.94	279
2007	8.56	0.34	0.04	0.38	(0.34)		—		(0.34)	—	8.60	4.57		119,640	4.01	0.89		0.90	323
Class B
03/31/12(d)	$9.43	$(0.02)	$(0.09)	$(0.11)	$—	(g)	$(0.57)		$(0.57)	$—	$8.75	(1.21	)%(e)	$62	(0.44)%	1.72	%(c)	1.82%	249	%(e)
2011	9.34	0.02	0.34	0.36	(0.04)		(0.23)		(0.27)	—	9.43	4.03		92	0.27	1.68	(c)	1.69	529
2010	9.07	0.09	0.29	0.38	(0.09)		(0.02)		(0.11)	—	9.34	4.24		161	1.04	1.58	(c)	1.60	507
2009	8.93	0.19	0.14	0.33	(0.19)		—		(0.19)	—	9.07	3.66		450	2.14	1.59	(c)	1.59	157
2008	8.68	0.25	0.25	0.50	(0.25)		(—	)(g)	(0.25)	—	8.93	5.80		590	2.83	1.67	(c)	1.70	279
2007	8.63	0.28	0.05	0.33	(0.28)		—		(0.28)	—	8.68	3.91		896	3.24	1.64		1.65	323
Class C
03/31/12(d)	$9.49	$(0.02)	$(0.09)	$(0.11)	$—	(g))	$(0.57		$(0.57)	$—	$8.81	(1.19	)%(e)	$465	(0.44)%	1.72	%(c)	1.82%	249	%(e)
2011	9.39	0.02	0.35	0.37	(0.04)		(0.23)		(0.27)	—	9.49	4.13		518	0.27	1.68	(c)	1.69	529
2010	9.12	0.09	0.29	0.38	(0.09)		(0.02)		(0.11)	—	9.39	4.23		655	1.05	1.54	(c)	1.56	507
2009	8.98	0.20	0.13	0.33	(0.19)		—		(0.19)	—	9.12	3.64		634	2.07	1.59	(c)	1.59	157
2008	8.71	0.25	0.27	0.52	(0.25)		(—	)(g)	(0.25)	—	8.98	6.02		409	2.77	1.67	(c)	1.68	279
2007	8.66	0.28	0.05	0.33	(0.28)		—		(0.28)	—	8.71	3.90		294	3.24	1.64		1.64	323

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Return of capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Short-Term Government Fund
Class A
03/31/12(d)	$11.62	$0.05	$(0.03)	$0.02	$(0.07)	$—		$—	$(0.07)	$—	$11.57	0.08	%(e)	$35,843	0.85%	1.02%		1.09%	117	%(e)
2011	11.72	0.15	(0.07)	0.08	(0.16)	—		(0.02)	(0.18)	—	11.62	0.70		38,972	1.27	0.92	(c)	0.92	250
2010	11.58	0.07	0.23	0.30	(0.12)	—		(0.04)	(0.16)	—	11.72	2.70		47,901	0.64	0.67	(c)	0.69	274
2009	11.31	0.22	0.27	0.49	(0.22)	—		—	(0.22)	—	11.58	4.38		47,802	1.95	0.77	(c)	0.77	212
2008	11.29	0.40	0.02	0.42	(0.40)	(—	)(g)	—	(0.40)	—	11.31	3.78		41,040	3.54	0.80	(c)	0.80	263
2007	11.23 0.49	0.05	0.54	(0.48)	—			—	(0.48)	—	11.29	4.95		38,705	4.34	0.80		0.80	114

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(d)	Unaudited.
(e)	Not annualized.
(f)	Class commenced operations on January 29, 2008.
(g)	Less than $0.005 per share or less than 0.005%.

See accompanying Notes to Financial Statements.   |  107

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations			Less Distributions From									Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/(Loss)	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Short-Term Government Fund (Continued)
Class B
03/31/12(e)	$11.60	$0.01	$(0.02)	$(0.01)	$(0.04)	$—		$—	$(0.04)	$—	$11.55	(0.20	)%(f)	$110	0.25%	1.62%		1.69%	117	%(f)
2011	11.70	0.08	(0.08)	—	(0.09)	—		(0.01)	(0.10)	—	11.60	0.10		129	0.67	1.52	(c)	1.52	250
2010	11.56	0.04	0.20	0.24	(0.08)	—		(0.02)	(0.10)	—	11.70	2.08		276	0.32	1.29	(c)	1.31	274
2009	11.30	0.17	0.24	0.41	(0.15)	—		—	(0.15)	—	11.56	3.67		636	1.56	1.37	(c)	1.37	212
2008	11.27	0.34	0.02	0.36	(0.33)	(—	)(d)	—	(0.33)	—	11.30	3.25		1,750	3.09	1.40	(c)	1.41	263
2007	11.22	0.42	0.05	0.47	(0.42)	—		—	(0.42)	—	11.27	4.23		3,219	3.75	1.40		1.40	114
Class C
03/31/12(e)	$11.61	$0.01	$(0.03)	$(0.02)	$(0.03)	$—		$—	$(0.03)	$—	$11.56	(0.27	)%(f)	$3,524	0.10%	1.77%		1.84%	117	%(f)
2011	11.70	0.06	(0.07)	(0.01)	(0.07)	—		(0.01)	(0.08)	—	11.61	(0.03)		3,552	0.52	1.67	(c)	1.67	250
2010	11.57	(0.02)	0.24	0.22	(0.07)	—		(0.02)	(0.09)	—	11.70	1.87		7,017	(0.19)	1.41	(c)	1.43	274
2009	11.30	0.13	0.27	0.40	(0.13)	—		—	(0.13)	—	11.57	3.59		5,847	1.09	1.52	(c)	1.52	212
2008	11.27	0.32	0.03	0.35	(0.32)	(—	)(d)	—	(0.32)	—	11.30	3.09		3,311	2.83	1.55	(c)	1.55	263
2007	11.22	0.40	0.05	0.45	(0.40)	—		—	(0.40)	—	11.27	4.08		3,039	3.60	1.55		1.55	114
Class R
03/31/12(e)	$11.62	$0.03	$0.01	$0.04	$(0.09)	$—		$—	$(0.09)	$—	$11.57	0.25	%(f)	$1	0.60%	1.27%		1.34%	117	%(f)
2011	11.73	0.12	(0.05)	0.07	(0.16)	—		(0.02)	(0.18)	—	11.62	0.70		1	1.02	1.17	(c)	1.17	250
2010	11.58	0.05	0.23	0.28	(0.10)	—		(0.03)	(0.13)	—	11.73	2.46		11	0.40	0.90	(c)	0.92	274
2009	11.31	0.20	0.26	0.46	(0.19)	—		—	(0.19)	—	11.58	4.13		11	1.72	1.02	(c)	1.02	212
2008(g)	11.42	0.23	(0.11)	0.12	(0.23)	(—	)(d)	—	(0.23)	—	11.31	1.07	(f)	10	3.07	1.05	(c)	1.05	263
Class Y
03/31/12(e)	$11.58	$0.06	$(0.03)	$0.03	$(0.08)	$—		$—	$(0.08)	$—	$11.53	0.28	%(f)	$11,155	1.10%	0.77%		0.84%	117	%(f)
2011	11.68	0.18	(0.07)	0.11	(0.19)	—		(0.02)	(0.21)	—	11.58	0.95		11,179	1.52	0.67	(c)	0.67	250
2010	11.54	0.14	0.19	0.33	(0.14)	—		(0.05)	(0.19)	—	11.68	2.87		27,835	1.24	0.45	(c)	0.47	274
2009	11.28	0.25	0.23	0.48	(0.22)	—		—	(0.22)	—	11.54	4.55		61,991	2.21	0.52	(c)	0.52	212
2008	11.25	0.43	0.03	0.46	(0.43)	(—	)(d)	—	(0.43)	—	11.28	4.14		57,131	3.80	0.55	(c)	0.55	263
2007	11.20	0.51	0.05	0.56	(0.51)	—		—	(0.51)	—	11.25	5.12		54,444	4.59	0.55		0.55	114

			Income from Investment Operations			Less Distributions From							Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Tax-Exempt Fund
Class A
03/31/12(e)	$11.86	$0.16	$0.17	$0.33	$(0.16)	$—		$(0.16)	$—	$12.03	2.79	%(f)	$35,058	2.64%	1.09%		1.14%	15	%(f)
2011	11.97	0.34	(0.11)	0.23	(0.34)	—		(0.34)	—	11.86	2.06		36,024	2.97	1.15	(c)	1.18	40
2010	11.79	0.41	0.18	0.59	(0.41)	—		(0.41)	—	11.97	5.14		40,049	3.49	0.86	(c)	0.63	28
2009	10.90	0.41	0.88	1.29	(0.40)	—		(0.40)	—	11.79	12.09		36,260	3.58	0.86	(c)	1.14	24
2008	11.41	0.43	(0.52)	(0.09)	(0.42)	(—	)(d)	(0.42)	—	10.90	(0.84)		30,972	3.72	0.87	(c)	1.12	28
2007	11.63	0.46	(0.22)	0.24	(0.46)	—		(0.46)	—	11.41	2.11		29,433	4.00	0.87		1.12	40
Class B
03/31/12(e)	$11.86	$0.11	$ 0.17	$0.28	$(0.12)	$—		$(0.12)	$—	$12.02	2.37	%(f)	$4	1.89%	1.84%		1.89%	15	%(f)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—		(0.26)	—	11.86	1.42		5	2.22	1.90	(c)	1.93	40
2010	11.79	0.31	0.18	0.49	(0.32)	—		(0.32)	—	11.96	4.27		22	2.80	1.61	(c)	1.57	28
2009	10.89	0.32	0.90	1.22	(0.32)	—		(0.32)	—	11.79	11.36		86	2.86	1.61	(c)	1.89	24
2008	11.41	0.33	(0.51)	(0.18)	(0.34)	(—	)(d)	(0.34)	—	10.89	(1.67)		158	2.99	1.62	(c)	1.89	28
2007	11.63	0.38	(0.23)	0.15	(0.37)	—		(0.37)	—	11.41	1.35		484	3.27	1.62		1.87	40
Class C
03/31/12(e)	$11.86	$0.11	$0.17	$0.28	$(0.12)	$—		$(0.12)	$—	$12.02	2.33	%(f)	$1,734	1.89%	1.84%		1.89%	15	%(f)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—		(0.26)	—	11.86	1.39		1,675	2.22	1.90	(c)	1.93	40
2010	11.78	0.33	0.17	0.50	(0.32)	—		(0.32)	—	11.96	4.33		2,699	2.68	1.60	(c)	1.24	28
2009	10.89	0.31	0.90	1.21	(0.32)	—		(0.32)	—	11.78	11.24		945	2.72	1.61	(c)	1.89	24
2008	11.41	0.34	(0.52)	(0.18)	(0.34)	(—	)(d)	(0.34)	—	10.89	(1.68)		208	2.96	1.62	(c)	1.88	28
2007	11.62	0.37	(0.21)	0.16	(0.37)	—		(0.37)	—	11.41	1.44		228	3.27	1.62		1.87	40

108  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Tax-Exempt Fund (Continued)
Class Y
03/31/12(e)	$12.83	$0.19	$0.18	$0.37	$(0.19)	$—		$(0.19)	$—	$13.01	2.88	%(f)	$174	2.89%	0.84%		0.89%	15	%(f)
2011	12.93	0.40	(0.11)	0.29	(0.39)	—		(0.39)	—	12.83	2.39		179	3.22	0.90	(c)	0.93	40
2010	12.74	0.48	0.19	0.67	(0.48)	—		(0.48)	—	12.93	5.36		700	3.73	0.61	(c)	0.30	28
2009	11.78	0.45	0.97	1.42	(0.46)	—		(0.46)	—	12.74	12.34		507	3.63	0.61	(c)	0.71	24
2008	12.34	0.49	(0.56)	(0.07)	(0.49)	(—	)(d)	(0.49)	—	11.78	(0.65)		36	3.99	0.62	(c)	0.86	28
2007	12.57	0.53	(0.23)	0.30	(0.53)	—		(0.53)	—	12.34	2.43		36	4.25	0.62		0.87	40

		Income from Investment Operations			Less Distributions From								Ratios and Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income	Net Expenses		Gross Expenses	Portfolio Turnover Rate
Pyxis Fixed Income Fund
Class A
03/31/12(e)	$12.54	$0.12	$0.22	$0.34	$(0.16)	$—		$(0.16)	$—	$12.72	2.68	%(f)	$91,094	1.95%	1.07%		1.09%	193	%(f)
2011	12.26	0.37	0.31	0.68	(0.40)	—		(0.40)	—	12.54	5.78		94,079	2.97	0.90	(c)	0.91	392
2010	11.71	0.36	0.63	0.99	(0.44)	—		(0.44)	—	12.26	8.65		98,741	3.02	0.91	(c)	0.99	342
2009	11.44	0.44	0.26	0.70	(0.43)	—		(0.43)	—	11.71	6.36		103,525	3.90	0.85	(c)	0.88	341
2008	11.84	0.50	(0.40)	0.10	(0.50)	(—	)(d)	(0.50)	—	11.44	0.73		115,933	4.19	0.84	(c)	0.85	467
2007	11.90	0.61	(0.07)	0.54	(0.60)	—		(0.60)	—	11.84	4.77		121,475	5.10	0.82		0.83	385
Class B
03/31/12(e)	$12.54	$0.08	$0.22	$0.30	$(0.12)	$—		$(0.12)	$—	$12.72	2.30	%(f)	$79	1.20%	1.82%		1.84%	193	%(f)
2011	12.26	0.27	0.32	0.59	(0.31)	—		(0.31)	—	12.54	5.00		85	2.22	1.65	(c)	1.66	392
2010	11.71	0.31	0.59	0.90	(0.35)	—		(0.35)	—	12.26	7.84		131	2.69	1.67	(c)	1.72	342
2009	11.44	0.35	0.27	0.62	(0.35)	—		(0.35)	—	11.71	5.57		375	3.21	1.60	(c)	1.63	341
2008	11.84	0.41	(0.40)	0.01	(0.41)	(—	)(d)	(0.41)	—	11.44	(0.11)		803	3.50	1.59	(c)	1.60	467
2007	11.90	0.52	(0.06)	0.46	(0.52)	—		(0.52)	—	11.84	3.99		1,472	4.34	1.57		1.58	385
Class C
03/31/12(e)	$12.56	$0.08	$0.22	$0.30	$(0.12)	$—		$(0.12)	$—	$12.74	2.30	%(f)	$1,425	1.20%	1.82%		1.84%	193	%(f)
2011	12.27	0.27	0.33	0.60	(0.31)	—		(0.31)	—	12.56	4.99		846	2.22	1.65	(c)	1.66	392
2010	11.72	0.27	0.63	0.90	(0.35)	—		(0.35)	—	12.27	7.93		933	2.25	1.66	(c)	1.74	342
2009	11.46	0.35	0.26	0.61	(0.35)	—		(0.35)	—	11.72	5.47		915	3.12	1.60	(c)	1.63	341
2008	11.86	0.41	(0.40)	0.01	(0.41)	(—	)(d)	(0.41)	—	11.46	(0.02)		922	3.44	1.59	(c)	1.60	467
2007	11.91	0.52	(0.05)	0.47	(0.52)	—		(0.52)	—	11.86	3.99		1,108	4.34	1.57		1.58	385
Class R
03/31/12(e)	$12.55	$0.10	$0.22	$0.32	$(0.15)	$—		$(0.15)	$—	$12.72	2.57	%(f)	$1	1.70%	1.32%		1.34%	193	%(f)
2011	12.26	0.33	0.34	0.67	(0.38)	—		(0.38)	—	12.55	5.60		1	2.72	1.15	(c)	1.16	392
2010	11.71	0.33	0.63	0.96	(0.41)	—		(0.41)	—	12.26	8.37		11	2.73	1.17	(c)	1.25	342
2009	11.45	0.41	0.25	0.66	(0.40)	—		(0.40)	—	11.71	5.99		10	3.61	1.10	(c)	1.13	341
2008(g)	12.15	0.29	(0.70)	(0.41)	(0.29)	(—	)(d)	(0.29)	—	11.45	(3.43	)(f)	10	3.70	1.09	(c)	1.11	467
Class Y
03/31/12(e)	$12.52	$0.14	$0.23	$0.37	$(0.18)	$—		$(0.18)	$—	$12.71	2.89	%(f)	$971	2.20%	0.82%		0.84%	193	%(f)
2011	12.24	0.40	0.31	0.71	(0.43)	—		(0.43)	—	12.52	6.04		1,072	3.22	0.65	(c)	0.66	392
2010	11.70	0.33	0.68	1.01	(0.47)	—		(0.47)	—	12.24	8.81		2,686	3.36	0.67	(c)	0.75	342
2009	11.43	0.46	0.27	0.73	(0.46)	—		(0.46)	—	11.70	6.63		8,545	4.15	0.60	(c)	0.63	341
2008	11.84	0.53	(0.41)	0.12	(0.53)	(—	)(d)	(0.53)	—	11.43	0.89		12,944	4.45	0.59	(c)	0.60	467
2007	11.89	0.64	(0.06)	0.58	(0.63)	—		(0.63)	—	11.84	5.03		14,221	5.35	0.57		0.58	385

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(d)	Less than $0.005 per share or less than 0.005%.
(e)	Unaudited.
(f)	Not annualized.
(g)	Class commenced operations on January 29, 2008.

See accompanying Notes to Financial Statements.  |  109

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended March 31, 2012 (unaudited) and the Years or Periods Ended September 30 Selected data for a share outstanding throughout each period is as follows:

		Income from Investment Operations						Less Distributions From										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations		Net Investment Income		Net Realized Gains		Total Distributions		Redemption Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income		Net Expenses	Gross Expenses
Pyxis Money Market Fund II
Retail Class
03/31/12(c)	$1.00	$—		$—		$—		$(—	)(d)	$(—	)(d)	$(—	)(d)	$—	$1.00	0.01	%(e)	$64,519	—	(d)	0.19%	0.62%
2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	1.00	0.00		74,278	—	(d)	0.26	0.37
2010	1.00	—	(d)	—	(d)	—	(d)	(—	)(d)	—		(—	)(d)	—	1.00	0.00		116,230	—	(d)	0.29	0.43
2009	1.00	0.01		—		0.01		(0.01)		—		(0.01)		—	1.00	0.66		164,512	0.69		0.37	0.37
2008	1.00	0.03		—		0.03		(0.03)		—		(0.03)		—	1.00	3.05		203,595	3.07		0.41	0.41
2007	1.00	0.05		—		0.05		(0.05)		—		(0.05)		—	1.00	5.09		265,440	4.97		0.39	0.39
Institutional Class
03/31/12(c)	$1.00	$—		$—		$—		$(—	)(d)	$(—	)(d)	$(—	)(d)	$—	$1.00	0.01	%(e)	$8,934	—	(d)	0.19%	0.62%
2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	1.00	—		8,534	—	(d)	0.26	0.37
2010	1.00	—	(d)	—	(d)	—	(d)	(—	)(d)	—		(—	)(d)	—	1.00	0.03		857,097	0.03		0.26	0.33
2009	1.00	0.01		—		0.01		(0.01)		—		(0.01)		—	1.00	0.75		895,432	0.72		0.29	0.29
2008(f)	1.00	0.01		—		0.01		(0.01)		—		(0.01)		—	1.00	1.10		682,828	2.04		0.29	0.29

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Unaudited.
(d)	Less than $0.005 per share or less than 0.005%.
(e)	Not annualized.
(f)	Class commenced operations on January 29, 2008.

110  |  See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (unaudited)	Pyxis Funds II

Note 1. Organization

Pyxis Funds II (formerly known as Highland Funds II) (the “Trust”) is a Massachusetts business trust organized on August 10, 1992 (See Note 7 for more details). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises twenty-three portfolios (each a “Fund” and collectively the “Funds”), although only the following eighteen are currently being offered: Pyxis Alpha Trend Strategies Fund (the “Alpha Trend Strategies Fund”), Pyxis Alternative Income Fund (the “Alternative Income Fund”), Pyxis Energy and Materials Fund (the “Energy and Materials Fund”), Pyxis Trend Following Fund (the “Trend Following Fund”), Pyxis U.S. Equity Fund (the “U.S. Equity Fund”), Pyxis Core America Equity Fund (formerly Highland Core Value Equity Fund) (the “Core America Equity Fund”), Pyxis Dividend Equity Fund (the “Dividend Equity Fund”), Pyxis Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Pyxis Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Pyxis Global Equity Fund (the “Global Equity Fund”), Pyxis International Equity Fund (the “International Equity Fund”), Pyxis Total Return Fund (the “Total Return Fund”), Pyxis Government Securities Fund (the “Government Securities Fund”), Pyxis Short-Term Government Fund (the “Short-Term Government Fund”), Pyxis Tax-Exempt Fund (the “Tax-Exempt Fund”), Pyxis Fixed Income Fund (the “Fixed Income Fund”), Pyxis Money Market Fund II (the “Money Market Fund”), and Pyxis Natural Resources Fund, which is reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund (other than the Trend Following Fund, Dividend Equity Fund, Government Securities Fund, Tax-Exempt Fund and the Money Market Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. The Trend Following Fund and the Dividend Equity Fund currently offers four share classes to investors but have only sold two and three, respectively, namely Class A and Class C Shares and Class A, Class C and Class Y shares, respectively.The Government Securities Fund currently offers two share class to investors, namely Class A and Class C Shares. The Tax-Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares, and the Money Market Fund currently offers two share classes to investors, namely the Retail Class and the Institutional Class Shares. As of January 29, 2007, Class B Shares were closed to new investments for all Funds except for Alpha Trend Strategies Fund, Alternative Income Fund, Energy and Materials Fund, Trend Following Fund, Dividend Equity Fund and Money Market Fund, which do not offer Class B Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Alpha Trend Strategies Fund	5.75

Fund	%
Alternative Income Fund	5.75
Energy and Materials Fund	5.75
Trend Following Fund	5.75
U.S. Equity Fund	5.75
Core America Equity Fund	5.75
Dividend Equity Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Global Equity Fund	5.75
International Equity Fund	5.75
Total Return Fund	5.75
Government Securities Fund	4.25
Short-Term Government Fund	2.50
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectuses. Purchases of $1 million or more of Class A Shares at net asset value are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class B and Class C Shares may be subject to a CDSC. Maximum CDSC imposed on redemptions of Class B Shares (as a percentage of redemption proceeds) within the first year are as follows:

Fund	%
U.S. Equity Fund	4.00
Core America Equity Fund	4.00
Premier Growth Equity Fund	4.00
Small-Cap Equity Fund	4.00
Global Equity Fund	4.00
International Equity Fund	4.00
Total Return Fund	4.00
Government Securities Fund	3.00
Short-Term Government Fund	3.00
Tax-Exempt Fund	3.00
Fixed Income Fund	3.00

The CDSC for redemptions of Funds that offer Class B Shares are as follows: within the second year: 3.00%; within the third year: 2.00%; within the fourth year: 1.00% and within the fifth year and thereafter: 0.00%.

The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSC are assessed by the Trust with respect to the Retail Class and Institutional Class Shares of the Money Market Fund or Class R and Class Y Shares of all Funds.

Semi-Annual Report  |  111

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

Capital Contribution

On January 25, 2011, GE Asset Management Incorporated (“GEAM”), the former investment adviser (now the Sub-Adviser), contributed $2,845 of capital to the Global Equity Fund to mitigate the negative impact to Class Y Shareholders from a large redemption.

On May 5, 2011, BNY Mellon contributed $344 of capital to the Total Return Fund to mitigate the negative impact to Shareholders from an incorrect calculation of net asset value.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Offering Costs

Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
Alpha Trend Strategies	November 01, 2011	$100,733
Alternative Income	January 13, 2012	26,390
Energy and Materials	December 01, 2011	94,126
Dividend Equity	November 14, 2011	109,695

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates.

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assump-

tions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Pyxis Capital, L.P., (formerly known as Highland Funds Asset Management, L.P. (the “Investment Adviser” or “Pyxis”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of

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March 31, 2012 (unaudited)	Pyxis Funds II

corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Pyxis conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Pyxis believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

	Total value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Trend Strategies Fund
Assets
Exchange Traded Funds*	$4,092,560	$4,092,560	$—	$—
Registered Investment Company	2,137,326	2,137,326	—	—

Total	$6,229,886	$6,229,886	$—	$—

Alternative Income Fund
Assets
Exchange Traded Funds*	$9,911,032	$9,911,032	$—	$—
Registered Investment Company	80,680	80,680	—	—

Total	$9,991,712	$9,991,712	$—	$—

Energy and Materials Fund
Assets
Common Stock*	$1,550,404	$1,550,404	$—	$—
Other Investments	233,250	233,250	—	—
Registered Investment Company	1,194,940	1,194,940	—	—

Total Assets	2,978,594	2,978,594	—	—

Liabilities
Short Sales	(75,186)	(75,186)	—	—

Total Liabilities	(75,186)	(75,186)	—	—

Total	$2,903,408	$2,903,408	$—	$—

Trend Following Fund
Assets
Exchange Traded Funds*	$3,564,170	$3,564,170	$—	$—
Registered Investment Company	2,321,364	2,321,364	—	—

Total	$5,885,534	$5,885,534	$—	$—

U.S. Equity Fund
Assets
Common Stock*	$168,535,286	$168,535,286	$—	$—
Other Investments	2,844,419	2,786,784	57,635	—
Registered Investment Company	3,052,468	3,052,468	—	—

Total	$174,432,173	$174,374,538	$57,635	$—

Core America Equity Fund
Assets
Common Stock*	$32,945,088	$32,945,088	$—	$—
Other Investments	558,140	548,985	9,155	—
Registered Investment Company	23,207	23,207	—	—
Other Financial Instruments
Equity Contracts - Futures**	1,345	1,345	—	—

Total	$33,527,780	$33,518,625	$9,155	$—

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March 31, 2012 (unaudited)	Pyxis Funds II

	Total value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stock*	$9,093,159	$9,093,159	$—	$—
Other Investments	247,603	247,603	—	—
Registered Investment Company	522,706	522,706	—	—

Total	$9,863,468	$9,863,468	$—	$—

Premier Growth Equity Fund
Assets
Common Stock*	$155,666,461	$155,666,461	$—	$—
Other Investments	9,755	—	9,755	—
Registered Investment Company	10,004,450	10,004,450	—	—
Other Financial Instruments
Equity Contracts - Futures**	69,639	69,639	—	—

Total	$165,750,305	$165,740,550	$9,755	$—

Small-Cap Equity Fund
Assets
Common Stock*	$38,246,883	$38,246,883	$—	$—
Other Investments	6,602	—	6,602	—
Registered Investment Company	1,624,775	1,624,775	—	—

Total	$39,878,260	$39,871,658	$6,602	$—

Global Equity Fund
Assets
Common Stock*	$24,900,349	$24,900,349	$—	$—
Preferred Stock	187,155	187,155	—	—
Other Investments	233,763	213,063	20,700	—
Registered Investment Company	613,289	613,289	—	—
Other Financial Instruments
Equity Contracts - Futures**	5,436	5,436	—	—

Total Assets	25,939,992	25,919,292	20,700	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(3,973)	(3,973)	—	—

Total Liabilities	(3,973)	(3,973)	—	—

Total	$25,936,019	$25,915,319	$20,700	$—

International Equity Fund
Assets
Common Stock*	$13,362,567	$13,362,567	$—	$—
Preferred Stock*	204,425	204,425	—	—
Other Investments	12,538	—	12,538	—
Registered Investment Company	19,347	19,347	—	—

Total	$13,598,877	$13,586,339	$12,538	$—

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

	Total value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Domestic Equity*	$36,644,358	$36,644,358	$—	$—
Foreign Equity*	15,377,156	15,377,156	—	—
Preferred Stock	320,030	320,030	—	—
Agency Collateralized Mortgage Obligations	260,631	—	260,631	—
Agency Mortgage Backed	8,521,985	—	8,521,985	—
Asset Backed	331,201	—	331,201	—
Corporate Notes	8,415,596	—	8,415,596	—
Municipal Bonds and Notes	169,063	—	169,063	—
Non-Agency Collateralized Mortgage Backed Securities	918,160	—	918,160	—
Non-Agency Collateralized Mortgage Obligations	12,738	—	12,738	—
Sovereign Bonds	566,943	—	566,943	—
U.S. Treasuries	7,831,704	—	7,831,704	—
Other Investments	5,220,217	5,037,106	183,111	—
Registered Investment Company	7,153,136	7,153,136	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	205,570	205,570	—	—

Total Assets	91,948,488	64,737,356	27,211,132	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(39,694)	(39,694)	—	—

Total Liabilities	(39,694)	(39,694)	—	—

Total	$91,908,794	$64,697,662	$27,211,132	$—

Government Securities Fund
Assets
Agency Mortgage Backed	$87,214	$—	$87,214	$—
Asset Backed	1,272	—	1,272	—
Non-Agency Collateralized Mortgage Obligations	61,428	—	61,428	—
U.S. Government Agency	4,891,234	—	4,891,234	—
U.S. Treasuries	73,393,290	—	73,393,290	—
Other Investments	278,993	—	278,993	—
Registered Investment Company	5,947,993	5,947,993	—	—
Other Financial Instruments
Equity Contracts - Futures**	513,825	513,825	—	—

Total Assets	85,175,249	6,461,818	78,713,431	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(62,087)	(62,087)	—	—

Total Liabilities	(62,087)	(62,087)	—	—

Total	$85,113,162	$6,399,731	$78,713,431	$—

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

	Total value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Government Fund
Assets
Agency Collateralized Mortgage Obligations	$1,434,557	$—	$1,434,557	$—
Agency Mortgage Backed	3,500,384	—	3,500,384	—
Asset Backed	5,947,491	—	5,947,491	—
Non-Agency Collateralized Mortgage Backed Securities	2,560,450	—	2,560,450	—
Non-Agency Collateralized Mortgage Obligations	25,449	—	25,449	—
U.S. Treasuries	36,284,640	—	36,284,640	—
Other Investments	64,814	—	64,814	—
Registered Investment Company	765,859	765,859	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	153,529	153,529	—	—

Total Assets	50,737,173	919,388	49,817,785	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(11,402)	(11,402)	—	—

Total Liabilities	(11,402)	(11,402)	—	—

Total	$50,725,771	$907,986	$49,817,785	$—

Tax-Exempt Fund
Assets
Municipal Bonds and Notes	$35,583,770	$—	$35,583,770	$—
Other Investments	2,512	—	2,512	—
Registered Investment Company	1,046,309	1,046,309	—	—

Total	$36,632,591	$1,046,309	$35,586,282	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$902,999	$—	$902,999	$—
Agency Mortgage Backed	28,958,846	—	28,958,846	—
Asset Backed	356,620	—	356,620	—
Corporate Notes	27,462,486	—	27,462,486	—
Municipal Bonds and Notes	592,375	—	592,375	—
Non-Agency Collateralized Mortgage Backed Securities	3,210,241	—	3,210,241	—
Non-Agency Collateralized Mortgage Obligations	109,325	—	109,325	—
Sovereign Bonds	2,197,050	—	2,197,050	—
U.S. Treasuries	21,547,208	—	21,547,208	—
Other Investments	310,132	—	310,132	—
Registered Investment Company	17,861,691	17,861,691	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	425,873	425,873	—	—

Total Assets	103,934,846	18,287,564	85,647,282	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(89,959)	(89,959)	—	—

Total Liabilities	(89,959)	(89,959)	—	—

Total	$103,844,887	$18,197,605	$85,647,282	$—

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

	Total value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Fund
Assets
Certificates of Deposit	$12,900,274	$—	$12,900,274	$—
Commercial Paper	18,748,513	—	18,748,513	—
Corporate Notes	7,462,916	—	7,462,916	—
U.S. Government Agency	13,350,199	—	13,350,199	—
U.S. Treasuries	14,265,054	—	14,265,054	—
Repurchase Agreement	3,500,000	—	3,500,000	—
Registered Investment Company	3,266,505	3,266,505	—	—

Total	$73,493,461	$3,266,505	$70,226,956	$—

*See Schedule of Investment detail for Industry breakout.

**Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at March 31, 2012 and therefore the Funds utilized the external pricing service model adjustments. As a result, securities still held at March 31, 2012 by the International Equity Fund since the beginning of the period, were transferred from Level 2 into Level 1 with an end of period value of $11,742,261. The remaining Funds did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Securities Transactions

Securities transactions are accounted for as of the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share.

Repurchase Agreements

Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

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March 31, 2012 (unaudited)	Pyxis Funds II

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as Restricted cash. Securities held as collateral for futures contracts can be found on the Investment Portfolio.

For the six months ended March 31, 2012, the average notional volume of derivative activity for the Funds is as follows:

Fund	Average Notional Volume Period Ended 03/31/2012	Notional Volume as of 03/31/2012
Long Futures:
U.S. Equity	$ 1,228,706	$ 210,488
Core America Equity	633,455	1,543,575
Premier Growth Equity	4,852,524	6,244,463
Global Equity	243,530	334,112
International Equity	189,197	—
Total Return	7,729,269	7,773,545
Government Securities	41,526,698	59,568,141
Short-Term Government	16,679,610	20,844,188
Fixed Income	15,368,044	18,625,937

Short Futures:
Global Equity	158,318	—
International Equity	48,652	—
Total Return	6,483,993	9,821,281
Government Securities	40,941,507	73,711,271

Fund	Average Notional Volume Period Ended 03/31/2012	Notional Volume as of 03/31/2012
Short-Term Government	12,686,594	11,167,906
Fixed Income	13,819,646	18,717,875

Short Sales

The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on Alternative Income and Energy and Material’s Fund’s Statement of Assets and Liabilities. Restricted cash in the amount of $24,739 for the Energy and Materials Fund is held in the Fund’s segregated account at The Bank of New York Mellon, the Fund’s custodian.

Options

Certain Funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. For the six-month period ended March 31, 2012, none of the Funds invested in options.

Semi-Annual Report  |  119

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

When-Issued Securities and Forward Commitments

Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of March 31, 2012, the Total Return Fund, Government Securities Fund, and Fixed Income Fund each holds securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Forward Foreign Currency Exchange Contracts

Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the six-month period ended March 31, 2012, none of the funds invested in forward foreign currency exchange contracts.

Investments in Foreign Markets

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments.

Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

U.S. Federal Income Tax Status

The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

Government Securities Fund, Short-Term Government Fund, Tax-Exempt Fund, Fixed Income Fund, and Money Market Fund declare investment income dividends daily and pay them monthly. Dividend Equity Fund and Alternative Income Fund declares and pays investment income dividends monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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March 31, 2012 (unaudited)	Pyxis Funds II

Expenses

Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Certain class specific expenses (such as distribution and shareholder servicing fees) are allocated to the class that incurs such expense.

Short-Term Trading (Redemption) Fees

Shares held in the Global Equity Fund and International Equity Fund less than 90 days and in the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, Energy and Materials Fund and Trend Following Fund less than 60 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the respective Fund, are accounted for as an addition to paid-in capital. The redemption fee has currently been suspended for the Global Equity Fund and International Equity Fund. It may be reinstated at any time without prior notice.

	Redemption Fee Amount
Fund	Class A	Class C	Class R	Class Y
Alpha Trend Strategies	$1,914	$—	$590	$6,858
Alternative Income	33	5	682	3,547
Trend Following	15	—	—	—
Dividend Equity	2	3	—	58

Note 3. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) treatment of realized and unrealized gains and losses on forward foreign currency contracts, investments organized as partnerships for tax purposes, foreign taxes, investments in futures and options, losses deferred to off-setting positions and losses deferred due to wash sale transactions. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

At September 30, 2011, the most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)*
U.S. Equity Fund	$ 1,697,851	$ —	$ —	$ (14,884,548)	$ (8,481,354)
Core America Equity Fund	325,348	—	—	(5,133,535)	(1,729,636)
Premier Growth Equity Fund	—	—	—	(8,038,648)	3,012,813
Small-Cap Equity Fund	—	—	—	(1,039,571)	(2,638,516)
Global Equity Fund	—	—	—	(6,909,454)	(1,656,908)
International Equity Fund	155,382	—	—	(13,826,207)	(2,016,658)
Trend Following Fund	290,429	788,496	—	—	406,529
Total Return Fund	1,058,808	—	—	(10,614,785)	(5,940,869)
Government Securities Fund	5,618,462	54,566	—	(2,217,123)	(604,886)
Short-Term Government Fund	—	—	—	(207,729)	112,844
Tax-Exempt Fund	—	—	81,617	(767,504)	2,241,924
Fixed Income Fund	113,849	—	—	(2,620,615)	(122,047)
Money Market Fund	9,418	—	—	—	—

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

As of September 30, 2011, the most recent tax year end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

	2012	2013	2014	2015	2016	2017	2018	2019	Total
U.S. Equity Fund	$—	$—	$—	$—	$—	$—	$14,884,548	$—	$14,884,548
Core America Equity Fund	—	—	—	—	—	—	5,133,535	—	5,133,535
Premier Growth Equity Fund	—	—	—	—	—	342,083	7,696,565	—	8,038,648
Small-Cap Equity Fund	—	—	—	—	—	—	1,039,571	—	1,039,571
Global Equity Fund	—	—	—	—	—	—	6,905,734	—	6,905,734
International Equity Fund	—	—	—	—	—	1,321,379	11,097,436	1,384,765	13,803,580
Total Return Fund	—	—	—	—	—	—	10,594,796	—	10,594,796
Tax-Exempt Fund	2,260	—	47,679	38,829	289,216	291,901	97,619	—	767,504
Fixed Income Fund	—	—	—	—	—	540,872	2,077,768	—	2,618,640

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of distributions paid during the years or periods ended September 30, 2011 and September 30, 2010 (unless otherwise indicated) were as follows:

	Distributions paid from:
Fund	Exempt Interest	Ordinary Income*	Long-Term Capital Gains	Return of Capital**
U.S. Equity Fund
2011	$—	$2,563,572	$—	$—
2010	—	3,323,132	—	—
Core America Equity Fund
2011	—	269,463	—	—
2010	—	357,769	—	—
Premier Growth Equity Fund
2011	—	—	—	—
2010	—	493,397	—	—
Global Equity Fund
2011	—	112,799	—	—
2010	—	512,160	—	—
International Equity Fund
2011	—	286,130	—	—
2010	—	972,644	—	—
Trend Following Fund
2011***	—	—	—	—
1/31/11	—	76,655	29,835	—
1/31/10	—	89,605	—	—
Total Return Fund
2011	—	628,676	—	—
2010	—	1,773,278	—	—

	Distributions paid from:
Fund	Exempt Interest	Ordinary Income*	Long-Term Capital Gains	Return of Capital**
Government Securities Fund
2011	$—	$3,508,202	$—	$—
2010	—	1,964,866	94,494	—
Short-Term Government Fund
2011	—	844,282	—	81,187
2010	—	1,109,824	—	—
Tax-Exempt Fund
2011	1,134,855	12,378	—	—
2010	1,417,418	14,210	—	—
Fixed Income Fund
2011	—	3,246,163	—	—
2010	—	3,762,681	—	—
Money Market Fund
2011	—	15,665	—	—
2010	—	208,236	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
**	Additional information will be distributed on Form 1099 at the end of the calendar year.
***	For the eight month period ended September 30, 2011.

Unrealized appreciation and depreciation at March 31, 2012, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies	$170,237	$(511)	$169,726	$6,060,160
Alternative Income	—	(74,825)	(74,825)	10,066,537
Energy and Materials	103,408	(21,214)	82,194	2,896,400
Trend Following	185,177	(18,166)	167,011	5,718,523
U.S. Equity	30,255,928	(2,280,592)	27,975,336	146,456,837

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Core America Equity	$5,318,792	$(269,074)	$5,049,718	$28,476,717
Dividend Equity	712,914	(32,970)	679,944	9,183,524
Premier Growth Equity	43,466,591	(551,844)	42,914,747	122,765,919
Small-Cap Equity	6,150,379	(1,067,958)	5,082,421	34,795,839
Global Equity	4,099,108	(614,896)	3,484,212	22,450,344
International Equity	1,608,837	(609,226)	999,611	12,599,266
Total Return	8,744,224	(1,955,714)	6,788,510	84,954,408
Government Securities	140,214	(738,366)	(598,152)	85,259,576
Short-Term Government	706,980	(160,887)	546,093	50,037,551
Tax-Exempt	2,719,516	(155,756)	2,563,760	34,068,831
Fixed Income	2,869,597	(1,109,916)	1,759,681	101,749,292
Money Market	—	—	—	73,493,461

Note 4. Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as they appear on the Statements of Assets and Liabilities.

Fund	Asset Derivative Fair Value(1)*	Liability Derivative Fair Value*
U.S. Equity Fund
Equity Contracts	$5,436	$—
Core America Equity Fund
Equity Contracts	1,345	—
Premier Growth Equity Fund
Equity Contracts	69,639	—
Global Equity Fund
Equity Contracts	5,436	(3,973)
Total Return Fund
Equity Contracts	7,398	(6,461)
Interest Rate Contracts	198,172	(33,233)
Government Securities Fund
Interest Rate Contracts	513,825	(62,087)
Short-Term Government Fund
Interest Rate Contracts	153,529	(11,402)
Fixed Income Fund
Interest Rate Contracts	425,873	(89,959)

(1)	Statement of Assets and Liabilities location: Variation margin receivable.
*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statements of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Funds’ Statements of Operations, summarized by primary risk exposure.

Fund	Net Realized Gain/(Loss) on Derivatives(1)	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives(2)
U.S. Equity Fund
Equity Contracts	$257,778	$15,871
Core America Equity Fund
Equity Contracts	31,183	9,447
Premier Growth Equity Fund
Equity Contracts	352,873	158,700
Global Equity Fund
Equity Contracts	30,262	(2,019)
International Equity Fund
Equity Contracts	(4,411)	(2,964)
Total Return Fund
Equity Contracts	368,783	51,157
Interest Rate Contracts	(278,973)	331,541
Government Securities Fund
Interest Rate Contracts	(401,535)	463,169
Short-Term Government Fund
Interest Rate Contracts	(310,656)	225,071
Fixed Income Fund
Interest Rate Contracts	(802,852)	655,759

(1)	Statement of Operations location: Realized gain (loss) on future contracts.
(2)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on future contracts.

Note 5. Security Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

Fund	Security Lending market value	Security Lending collateral
Alternative Income	$2,452,680	$2,511,000
Trend Following	285,648	292,800
U.S. Equity	2,881,684	2,929,738
Core America Equity	767,343	784,552
Dividend Equity	329,793	334,238
Small-Cap Equity	266,861	276,805
Global Equity	168,390	171,000
Total Return	663,233	678,019
Fixed Income	211,634	216,591

Note 6. Line of Credit

The Funds entered into a $25,000,000 unsecured credit agreement with The Bank of New York Mellon (the “Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. Each of the Funds, with the exception of the Trend Following Fund, has access to the facility, but aggregate borrowings may not exceed $25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the (a) Federal Funds Effective Rate; (b) Overnight LIBOR; (c) or one-month LIBOR, plus 1.25%. In addition, the Funds have agreed to pay commitment fee expenses of 0.12% on the undrawn amounts, which are included in Other on the Statement of Operations. As of March 31, 2012, the Funds did not utilize the line of credit.

Note 7. Fees and Compensation Paid to Affiliates

Investment Advisory and Administration Fees

Pyxis serves as the investment adviser to each Fund. For its investment advisory and administrative services, each Fund pays Pyxis a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Pyxis for the six months ended March 31, 2012:

Fund	Annual Fee Rate to Pyxis
Alpha Trend Strategies Fund	1.80%
Alternative Income Fund	1.80	%*
Energy and Materials Fund	1.00%
Trend Following Fund	1.80	%**
U.S. Equity Fund	0.40%
Core America Equity Fund	0.55%
Dividend Equity Fund	1.00	%***
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Global Equity Fund	0.75%
International Equity Fund	0.80%
Total Return Fund	0.50%
Government Securities Fund	0.40%
Short-Term Government Fund	0.30%

Fund	Annual Fee Rate to Pyxis
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.35%
Money Market Fund	0.25	%****

*	Pyxis has voluntarily undertaken to reduce its advisory fee and/or subsidize certain expenses. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by Pyxis at any time without prior notice.
**	Pyxis has contractually agreed to reduce its advisory fee and/or subsidize certain expenses of the Fund through May 31, 2012 to the extent that the Fund’s annual operating expenses exceed 2.25% with respect to Class A shares, 2.90% with respect to Class C shares, 2.40% with respect to Class R shares and 1.90% with respect to Class Y shares. After May 31, 2012, this management fee reduction and/or expense subsidy may be modified or discontinued by Pyxis at any time.
***	Pyxis has voluntarily undertaken to reduce its advisory fee and/or subsidize certain expenses of the Fund to the extent that the annual operating expenses exceed 2.25% with respect to Class A shares, 2.90% with repect to Class C shares, 2.40% with respect to Class R shares and 1.90% with respect to Class Y shares.
****	Pyxis has voluntarily undertaken to reduce its advisory fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by Pyxis at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

To the extent Pyxis waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2012, the amount subject to possible future recoupment under the Trend Following Fund’s expense limitation is $3,281 expiring in 2014.

For Alpha Trend Strategies Fund, Alternative Income Fund, Energy and Materials Fund and Dividend Equity Fund, Pyxis provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of each Fund’s Average Daily Managed Assets. During the six months ended March 31, 2012, Pyxis waived $2,670, $3,797, $2,041, $4,967 in administrative fees for Alpha Trend Strategies Fund, Alternative Income Fund, Energy and Materials Fund and Dividend Equity, respectively. This administration fee waiver is voluntary and is subject to termination at any time by Pyxis without notice.

Sub-Advisory Fees

GEAM is the sub-adviser of each Fund, except for Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, Energy and Materials Fund, Trend Following Fund and Small-Cap Equity Fund. The Alpha Trend Strategies Fund and Alternative Income Fund are sub-advised by Anchor Capital Management Group, Inc. The Dividend Equity Fund is sub-advised by Brookmont Capital Management, LLC. The Energy

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NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

and Materials Fund is sub-advised by Pyxis. The Trend Following Fund is sub-advised by Incline Analytics LLC. The Small-Cap Equity Fund is sub-advised by Palisade Capital Management, LLC (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”). Pyxis is responsible for allocating the assets for Small-Cap Equity Fund among the two sub-advisers. Pyxis pays each sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the respective Fund.

Distribution and Shareholder Servicing Fees

Each Fund, except for the Money Market Fund, has a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Funds. In addition, the Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares for the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, Energy and Materials Fund and Trend Following Fund. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares (except Class B shares of the Short-Term Government Fund which is 0.60%) and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $7,554 of front end sales charges from the sale of Class A shares and $4,371 in contingent deferred sales charges from the redemption of Class B and Class C shares of the Funds.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Pyxis Fund Complex based on relative net assets. The “Pyxis Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisers as of the date of this report.

The Funds pay no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.

Note 8. Investment Transactions

Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2012, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Alpha Trend Strategies Fund	$—	$—	$30,581,531	$26,593,166
Alternative Income Fund	—	—	42,291,428	32,277,336
Energy and Materials Fund	—	—	1,951,494	274,530
Trend Following Fund	—	—	14,874,564	17,998,216
U.S. Equity Fund	—	—	38,306,400	55,682,865
Core America Equity Fund	—	—	10,879,340	14,920,720
Dividend Equity Fund	—	—	8,888,686	213,734
Premier Growth Equity Fund	—	—	15,077,020	34,685,337
Small-Cap Equity Fund	—	—	4,379,742	8,987,906
Global Equity Fund	—	—	5,766,885	7,898,476
International Equity Fund	—	—	3,111,428	4,168,490
Total Return Fund	43,718,788	43,997,907	30,838,498	41,110,130
Government Securities Fund	208,987,095	216,500,281	—	165,099
Short-Term Government Fund	59,689,579	61,463,145	149,994	2,049,431
Tax-Exempt Fund	6,401,628	5,516,712	—	—
Fixed Income Fund	145,998,415	144,448,693	25,232,919	32,751,112

Redemption in Kind

The GE Money Market Fund (currently known as Pyxis Money Market Fund II) had a redemption in kind on February 4, 2011, which resulted in a redemption of $580,106,723. The redemption was comprised of securities and cash in the amount of $449,659,995 and $130,446,728, respectively.

Note 9. Beneficial Interest

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Pyxis Affiliates”) at March 31, 2012 were:

Semi-Annual Report  |  125

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2012 (unaudited)	Pyxis Funds II

	5% or Greater Shareholders
Fund	Number	% of Fund Held
Alpha Trend Strategies Fund	3	66%
Alternative Income Fund	3	32%
Energy and Materials Fund	1	100%
Trend Following Fund	1	58%
U.S. Equity Fund	1	12%
Dividend Equity Fund	2	82%
Premier Growth Equity Fund	1	9%
Total Return Fund	1	5%
Short-Term Government Fund	2	29%
Tax-Exempt Fund	2	32%
Money Market Fund	1	12%

Investment activities of these shareholders could have a material impact on the Funds.

Note 10. Reorganization of Incline Capital Trend Following Fund into Pyxis Trend Following Fund

On July 7, 2011, the Board of Trustees approved an agreement and plan of reorganization (the “Agreement”) which provided for the transfer of all of the assets and liabilities of the Predecessor Fund into the Trend Following Fund (the “Reorganization”). The Trend Following Fund was created in anticipation of the Reorganization. Shareholders of the Predecessor Fund approved the Reorganization at a joint meeting held on September 23, 2011. The tax-free Reorganization was completed on September 26, 2011. The financial statements and historical information contained in the Financial Highlights and footnotes for the Trend Following Fund reflect the Predecessor Fund’s information.

Trend Following Fund	Net Assets	Shares Outstanding	Conversion Ratio
Class A	$8,937,978	850,495	1.0000

Note 11. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS’s. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation (“BNY Mellon”) has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Subject to any necessary approvals, the Transaction closed on April 1, 2012. Upon the closing of the Transaction, BNY Mellon Distributors became an indirect, wholly owned subsidiary of Foreside Financial Group, and will be named Foreside Funds Distributors LLC.

126 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2012	Pyxis Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Approval of Investment Advisory Agreement for the Energy and Materials Fund, Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund and Approval of Sub-Advisory Agreements for the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund

The Energy and Materials Fund, Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund (for the purposes of this section, the “Funds”) have each retained the Investment Adviser to manage their respective assets pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Investment Adviser (the “Advisory Agreement”). Additionally, the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund have each retained a sub-adviser (collectively, the “Sub- Advisers”) pursuant to a Sub-Advisory Agreement (collectively, the “Sub-Advisory Agreements”). Brookmont Capital Management, LLC (“Brookmont”) will serve as sub-adviser to Dividend Equity Fund pursuant to a Sub-Advisory Agreement between the Investment Adviser and Brookmont, and Anchor Capital Management Group, Inc. (“Anchor”) will serve as sub-

adviser to Alternative Income Fund and Alpha Trend Strategies Fund pursuant to a Sub-Advisory Agreement between the Investment Adviser and Anchor. The Advisory Agreement and Sub-Advisory Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Following an initial term of two years, the Advisory Agreement and Sub-Advisory Agreements each continue in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Funds or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Funds casting votes in person at a meeting called for such purpose. The Board of Trustees, including the Independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreements at a meeting held on September 9, 2011. As part of its review process, the Board of Trustees requested, through Fund counsel and the Board of Trustees’ independent legal counsel, and received from the Investment Adviser and the Sub-Advisers written and oral information, including: (1) information regarding the financial soundness of each of the Investment Adviser and Sub-Advisers; (2) information on the advisory and compliance personnel of the Investment Adviser and Sub-Advisers, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser and Sub-Advisers; (4) comparative information showing how the Funds’ respective proposed fees and anticipated operating expenses compare to those of (a) other registered investment companies and private funds that follow investment strategies similar to those of the Funds and (b) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser and the Sub-Advisers, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and (6) information on legal proceedings or regulatory audits or investigations affecting the Investment Adviser or Sub-Advisers. The Trustees reviewed various factors discussed in the legal memorandum from the Independent Trustees’ independent legal counsel, the detailed information provided by the Investment Adviser and Sub-Advisers and other information and factors they deemed relevant.

Advisory Agreement

The Trustees’ conclusions as to the approval of the Advisory Agreement were based on comprehensive consideration of all information provided to the Trustees, without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weight to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

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The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the experience and qualifications of the personnel who will be overseeing the provision of advisory services by the Investment Adviser. The Trustees reviewed the management structure, expected assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements, and that the nature and the quality of such advisory services were satisfactory.

The costs of the services to be provided by the Investment Adviser and the profits and other benefits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds

The Board of Trustees gave substantial consideration to the fees payable under the Advisory Agreement, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments to be received by the Investment Adviser from the Funds and whether such fees are appropriate given economies of scale and other considerations; (3) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (4) information on the internal compliance procedures of the Investment Adviser; (5) information regarding brokerage and portfolio transactions; (6) information on any legal proceedings or regulatory audits or investigation affecting the Investment Adviser; and (7) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds and (b) the expected expense ratios of the Funds versus the expense ratios of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds. The Investment Adviser noted that it did not manage other registered investment companies or private pooled investment vehicles that follow investment strategies similar to those of the Funds. The Trustees also noted the Investment Adviser’s proposed waivers of administration fees with respect to the Funds. The Trustees also considered the so-called “fall-out benefits” to the Adviser with respect to the Funds, such as the reputational value of serving as the Adviser to the Funds potential fees paid to the Adviser’s affiliates by the Funds or portfolio companies for services provided and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent fair and reasonable compensation in light of the services being provided by the Investment Adviser to the Funds.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the effective fees under the Advisory Agreement as a percentage of assets at different asset levels, and possible economies of scale to the Investment Adviser. The Trustees considered the information provided by the Investment Adviser relating to estimated costs and information comparing the fee rates to be charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees considered whether break-points in the fees under the Advisory Agreement would be appropriate with respect to the Funds in light of the Funds’ respective fee structures, including any waivers, and determined not to recommend any breakpoints for the Funds at this time, given the proposed fee waivers. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale for the future in view of the information provided by the Investment Adviser. The Trustees noted that the relatively low projected assets of each of the Funds implied that economies of scale would not be recognized by the Adviser in the short run.

Sub-Advisory Agreements

The Trustees’ conclusions as to the approval of the Sub-Advisory Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weight to various factors.

The nature, extent, and quality of the services to be provided by the Sub-Advisers

The Board of Trustees considered the portfolio management services to be provided by the Sub-Advisers and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Trustees discussed the experience and qualifications of the personnel of the Sub-Advisers who will be providing advisory services, including the background and experience of the members of the portfolio management teams. The Trustees reviewed the management structures, expected assets under management, investment philosophies and processes of the Sub-Advisers. The Trustees also reviewed and discussed the compliance policies and procedures of the Sub-Advisers. The Trustees concluded that each of the Sub-Advisers had the quality and depth of personnel and investment methods essential to performing their respective duties under the Sub-Advisory Agreements, and that the nature, extent and quality of the advisory services to be provided were satisfactory. The Trustees also considered the historical performance achieved by each of the

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March 31, 2012	Pyxis Funds II

Sub-Advisers. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Sub-Advisers’ responses relating to performance.

The costs of the services to be provided by the Sub-Advisers and the profits and other benefits realized by the Sub-Advisers and their affiliates from their respective relationships with the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund

The Board of Trustees gave substantial consideration to the fees payable under the Sub-Advisory Agreements, including: (1) information regarding the financial condition of each of the Sub-Advisers; (2) information regarding the total fees and payments to be received by each of the Sub-Advisers and whether such fees are appropriate given anticipated economies of scale and other considerations; (3) information on the advisory and compliance personnel of each of the Sub-Advisers, including compensation arrangements; (4) information on the internal compliance procedures of each of the Sub-Advisers; (5) information regarding brokerage and portfolio transactions; (6) information on any legal proceedings or regulatory audits or investigations affecting the Sub-Advisers; and (7) comparative information showing (a) the fees payable under the Sub-Advisory Agreements versus the investment advisory fees of certain private pooled vehicles that follow investment strategies similar to those of the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund and (b) the projected expense ratios of the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund versus the expense ratios of certain registered investment companies and private pooled vehicles that follow similar investment strategies. The Trustees also considered the so-called “fall-out benefits” to the Sub-Advisers with respect to the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund, such as the reputational value of serving as Sub-Advisers to the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund, respectively, potential fees paid by the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund to the Advisers’ affiliates or portfolio companies for services provided and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. After reviewing these and related factors, the Trustees determined that the fees payable to the Sub-Advisers regarding the Sub-Advisory Agreements represent fair and reasonable compensation in light of the services being provided by the Sub-Advisers to each of the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these anticipated economies of scale for the benefit of shareholders

The Board of Trustees considered the effective fees under the Sub-Advisory Agreements as a percentage of assets at different asset levels, and possible economies of scale. The Trustees considered the information provided by the Sub-Advisers relat-

ing to their estimated costs, and information comparing the fee rates to be charged by the Sub-Advisers with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees noted that the relatively low projected assets of the Dividend Equity Fund, Alternative Income Fund and Alpha Trend Strategies Fund implied that economies of scale would not be recognized by the Sub-Advisers in the short run. The Trustees concluded that the proposed fee structures are reasonable, and appropriately should result in a sharing of economies of scale for the future in view of the information provided by the Sub-Advisers.

Following a further discussion of the factors deemed material, including those described above and the merits of each of the Advisory Agreement and Sub-Advisory Agreements and their various provisions, the Board of Trustees, including all of the Independent Trustees, determined that each of the Advisory Agreement and Sub-Advisory Agreements, including the advisory and sub-advisory fees to be paid to the Investment Adviser and the Sub-Advisers under the Advisory Agreement and the Sub-Advisory Agreements, respectively, are fair and reasonable to the Funds, and unanimously voted to approve each of the Advisory Agreement and Sub-Advisory Agreements for an initial term of two years from the date of its execution.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2012.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period.”

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

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ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2012	Pyxis Funds II

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the period(2)	Actual Returns for Period
Alpha Trend Strategies Fund
Actual Fund Return
Class A	$1,000.00	$973.00	2.35%	$ 9.50	-2.70%
Class C	1,000.00	1,018.80	3.00%	2.73	1.88%
Class R	1,000.00	976.00	2.50%	9.65	-2.40%
Class Y	1,000.00	975.00	2.00%	8.20	-2.50%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.25	2.35%	$11.83	5.00%
Class C	1,000.00	1,010.00	3.00%	15.08	5.00%
Class R	1,000.00	1,012.50	2.50%	12.58	5.00%
Class Y	1,000.00	1,015.00	2.00%	10.08	5.00%

Alternative Income Fund
Actual Fund Return
Class A	$1,000.00	$996.10	1.74%*	$ 3.75	-0.39%
Class C	1,000.00	997.30	1.40%*	3.02	-0.27%
Class R	1,000.00	996.20	1.90%*	4.09	-0.38%
Class Y	1,000.00	997.30	1.40%*	3.02	-0.27%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,016.30	1.74%	$ 8.77	5.00%
Class C	1,000.00	1,018.00	1.40%	7.06	5.00%
Class R	1,000.00	1,015.50	1.90%	9.57	5.00%
Class Y	1,000.00	1,018.00	1.40%	7.06	5.00%

Energy and Materials Fund
Actual Fund Return
Class A	$1,000.00	$1,030.00	2.99%	$10.12	3.00%
Class C	1,000.00	1,028.00	3.64%	12.30	2.80%
Class R	1,000.00	1,030.00	3.14%	10.62	3.00%
Class Y	1,000.00	1,032.00	2.64%	8.94	3.20%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,010.05	2.99%	$15.03	5.00%
Class C	1,000.00	1,006.80	3.64%	18.26	5.00%
Class R	1,000.00	1,009.30	3.14%	15.77	5.00%
Class Y	1,000.00	1,011.80	2.64%	13.28	5.00%

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the period(2)	Actual Returns for Period
Trend Following Fund
Actual Fund Return
Class A	$1,000.00	$967.10	2.25%	$11.06	-3.29%
Class C	$1,000.00	1,003.20	2.90%	2.70	0.32%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.75	2.25%	$11.33	5.00%
Class C	$1,000.00	1,010.50	2.90%	14.58	5.00%

U.S. Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,270.90	0.91%	$ 5.17	27.09%
Class B	1,000.00	1,266.00	1.66%	9.40	26.60%
Class C	1,000.00	1,265.90	1.66%	9.40	26.59%
Class R	1,000.00	1,270.80	1.16%	6.59	27.08%
Class Y	1,000.00	1,272.10	0.66%	3.75	27.21%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.45	0.91%	$ 4.60	5.00%
Class B	1,000.00	1,016.70	1.66%	8.37	5.00%
Class C	1,000.00	1,016.70	1.66%	8.37	5.00%
Class R	1,000.00	1,019.20	1.16%	5.86	5.00%
Class Y	1,000.00	1,021.70	0.66%	3.34	5.00%

Core America Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,253.60	1.40%	$ 7.89	25.36%
Class B	1,000.00	1,249.40	2.15%	12.09	24.94%
Class C	1,000.00	1,249.10	2.15%	12.09	24.91%
Class R	1,000.00	1,253.90	1.65%	9.30	25.39%
Class Y	1,000.00	1,256.60	1.15%	6.49	25.66%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.00	1.40%	$ 7.06	5.00%
Class B	1,000.00	1,014.25	2.15%	10.83	5.00%
Class C	1,000.00	1,014.25	2.15%	10.83	5.00%
Class R	1,000.00	1,016.75	1.65%	8.32	5.00%
Class Y	1,000.00	1,019.25	1.15%	5.81	5.00%

Dividend Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,156.50	2.25%	$ 8.48	15.65%
Class C	1,000.00	1,099.90	2.90%	11.48	9.99%
Class Y	1,000.00	1,103.70	1.90%	7.59	10.37%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.75	2.25%	$11.33	5.00%
Class C	1,000.00	1,010.50	2.90%	14.58	5.00%
Class Y	1,000.00	1,015.50	1.90%	9.57	5.00%

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March 31, 2012	Pyxis Funds II

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the period(2)	Actual Returns for Period
Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,280.00	1.20%	$ 6.84	28.00%
Class B	1,000.00	1,275.00	1.95%	11.09	27.50%
Class C	1,000.00	1,275.30	1.95%	11.09	27.53%
Class R	1,000.00	1,278.90	1.45%	8.26	27.89%
Class Y	1,000.00	1,281.30	0.95%	5.42	28.13%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$ 6.06	5.00%
Class B	1,000.00	1,015.25	1.95%	9.82	5.00%
Class C	1,000.00	1,015.25	1.95%	9.82	5.00%
Class R	1,000.00	1,017.75	1.45%	7.31	5.00%
Class Y	1,000.00	1,020.25	0.95%	4.80	5.00%

Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,281.00	1.96%	$11.18	28.10%
Class B	1,000.00	1,278.10	2.71%	15.43	27.81%
Class C	1,000.00	1,277.10	2.71%	15.43	27.71%
Class R	1,000.00	1,281.30	2.21%	12.60	28.13%
Class Y	1,000.00	1,283.50	1.71%	9.76	28.35%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,015.20	1.96%	$ 9.87	5.00%
Class B	1,000.00	1,011.45	2.71%	13.63	5.00%
Class C	1,000.00	1,011.45	2.71%	13.63	5.00%
Class R	1,000.00	1,013.95	2.21%	11.13	5.00%
Class Y	1,000.00	1,016.45	1.71%	8.62	5.00%

Global Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,216.60	1.89%	$10.47	21.66%
Class B	1,000.00	1,211.70	2.64%	14.60	21.17%
Class C	1,000.00	1,211.80	2.64%	14.60	21.18%
Class R	1,000.00	1,215.60	2.14%	11.85	21.56%
Class Y	1,000.00	1,215.00	1.64%	9.08	21.50%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,015.55	1.89%	$ 9.52	5.00%
Class B	1,000.00	1,011.80	2.64%	13.28	5.00%
Class C	1,000.00	1,011.80	2.64%	13.28	5.00%
Class R	1,000.00	1,014.30	2.14%	10.78	5.00%
Class Y	1,000.00	1,016.80	1.64%	8.27	5.00%

International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,166.60	2.34%	$12.67	16.66%
Class B	1,000.00	1,162.30	3.09%	16.70	16.23%
Class C	1,000.00	1,164.00	3.09%	16.72	16.40%
Class R	1,000.00	1,166.30	2.59%	14.03	16.63%
Class Y	1,000.00	1,169.50	2.09%	11.34	16.95%

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the period(2)	Actual Returns for Period
International Equity Fund (continued)
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.30	2.34%	$11.78	5.00%
Class B	1,000.00	1,009.55	3.09%	15.52	5.00%
Class C	1,000.00	1,009.55	3.09%	15.52	5.00%
Class R	1,000.00	1,012.05	2.59%	13.03	5.00%
Class Y	1,000.00	1,014.55	2.09%	10.53	5.00%

Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,149.90	1.51%	$ 8.12	14.99%
Class B	1,000.00	1,145.60	2.26%	12.12	14.56%
Class C	1,000.00	1,145.40	2.26%	12.12	14.54%
Class R	1,000.00	1,147.80	1.76%	9.45	14.78%
Class Y	1,000.00	1,151.90	1.26%	6.78	15.19%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.45	1.51%	$ 7.62	5.00%
Class B	1,000.00	1,013.70	2.26%	11.38	5.00%
Class C	1,000.00	1,013.70	2.26%	11.38	5.00%
Class R	1,000.00	1,016.20	1.76%	8.87	5.00%
Class Y	1,000.00	1,018.70	1.26%	6.36	5.00%

Government Securities Fund
Actual Fund Return
Class A	$1,000.00	$991.70	0.97%	$ 4.83	-0.83%
Class B	1,000.00	987.90	1.72%	8.55	-1.21%
Class C	1,000.00	988.10	1.72%	8.55	-1.19%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.15	0.97%	$ 4.90	5.00%
Class B	1,000.00	1,016.40	1.72%	8.67	5.00%
Class C	1,000.00	1,016.40	1.72%	8.67	5.00%

Short-Term Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.80	1.02%	$ 5.10	0.08%
Class B	1,000.00	998.00	1.62%	8.09	-0.20%
Class C	1,000.00	997.30	1.77%	8.84	-0.27%
Class R	1,000.00	1,002.50	1.27%	6.36	0.25%
Class Y	1,000.00	1,002.80	0.77%	3.86	0.28%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.90	1.02%	$ 5.15	5.00%
Class B	1,000.00	1,016.90	1.62%	8.17	5.00%
Class C	1,000.00	1,016.15	1.77%	8.92	5.00%
Class R	1,000.00	1,018.65	1.27%	6.41	5.00%
Class Y	1,000.00	1,021.15	0.77%	3.89	5.00%

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March 31, 2012	Pyxis Funds II

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the period(2)	Actual Returns for Period
Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$1,027.90	1.09%	$5.53	2.79%
Class B	1,000.00	1,023.70	1.84%	9.31	2.37%
Class C	1,000.00	1,023.30	1.84%	9.31	2.33%
Class Y	1,000.00	1,028.80	0.84%	4.26	2.88%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.55	1.09%	$5.50	5.00%
Class B	1,000.00	1,015.80	1.84%	9.27	5.00%
Class C	1,000.00	1,015.80	1.84%	9.27	5.00%
Class Y	1,000.00	1,020.80	0.84%	4.24	5.00%

Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,026.80	1.07%	$5.42	2.68%
Class B	1,000.00	1,023.00	1.82%	9.20	2.30%
Class C	1,000.00	1,023.00	1.82%	9.20	2.30%
Class R	1,000.00	1,025.70	1.32%	6.68	2.57%
Class Y	1,000.00	1,028.90	0.82%	4.16	2.89%

Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.65	1.07%	$5.40	5.00%
Class B	1,000.00	1,015.90	1.82%	9.17	5.00%
Class C	1,000.00	1,015.90	1.82%	9.17	5.00%
Class R	1,000.00	1,018.40	1.32%	6.66	5.00%
Class Y	1,000.00	1,020.90	0.82%	4.14	5.00%

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio(1)	Expenses Paid During the persiod(2)	Actual Returns for Period
Money Market Fund
Actual Fund Return
Retail
Class	$1,000.00	$1,000.10	0.19%	$0.95	0.01%
Institutional
Class	1,000.00	1,000.10	0.19%	0.95	0.01%

Hypothetical 5% Return (before expenses)
Retail
Class	$1,000.00	$1,024.05	0.19%	$0.96	5.00%
Institutional
Class	1,000.00	1,024.05	0.19%	0.96	5.00%

*	Expenses excludes dividends and fees on short sales. Net expense ratios would have been 1.78% for Class A, 1.44% for Class C, 1.94% for Class R and 1.44% for Class Y.

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the fiscal half-year, then divided by 366 with the exception of the following funds:

Alpha Trend Strategies Fund: Class A - For the period November 2, 2011 to March 31, 2012 or 151 days; Class C - For the period February 27, 2012 or 34 days; Class R - For the period November 9, 2011 or 144 days and Class Y - For the period November 1, 2011 or 152 days.

Alternative Income Fund: For the period January 13, 2012 to March 31, 2012 or 79 days.

Energy and Materials Fund: For the period December 1, 2011 to March 31, 2012 or 122 days.

Dividend Equity Fund: Class A - For the period November 23, 2011 to March 31, 2012 or 130 days; Class C - For the period November 15, 2011 or 138 days and Class Y - For the period November 14, 2011 or 139 days.

132 | Semi-Annual Report

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IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Pyxis Capital, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, VT 05401

Incline Analytics, LLC

4790 Caughlin Parkway, Suite 214

Reno, NV 89519

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Trend Following Fund, Pyxis Total Return Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Fixed Income Fund and Pyxis Money Market Fund II (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling

1-877-665-1287.

  |  135

4400 Computer Drive

Westborough, MA 01581-1722

Pyxis Funds II

Semi-Annual Report, March 31, 2012

www.pyxisais.com

HLC-PFII-SEMI-03/12

Pyxis Natural Resources Fund

Semi Annual Report

March 31, 2012

Pyxis Natural Resources Fund

PORTFOLIO REVIEW

March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

Inception**- March 31, 2012
Pyxis Natural Resources Fund Class Y Shares	0.42%
S&P North American Natural Resource Sector Index	(2.31)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses, including underlying funds, is 2.12% for Class Y share per the March 20, 2012 prospectus. For performance information current to the most recent month-end, please call toll free (877) 665-1287.

**	Commencement of operations is March 21, 2012.

S&P North American Natural Resource Sector Index is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. S&P Indices uses GICS® to determine a company’s classification. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Top Asset Class/Industry Sector +

Percent of Net Assets
Energy	64.7%
Basic Materials	15.4%
Exchange Traded Funds - Equity	7.7%
Financial	4.7%
Industrial	4.2%
Exchange Traded Funds - Commodity	1.8%
Other, Cash & Cash Equivalents	1.5%

100.0%

+	Represents holdings of the Ascendant Natural Resources Master Fund.

PYXIS NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

ASSETS
Investment in Ascendant Natural Resources Master Fund (“Master Fund”)	$100

TOTAL ASSETS	100

NET ASSETS	$100

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$100

NET ASSETS	$100

Net Asset Value Per Share:

Class Y Shares:
Net Assets	$100.43
Shares of beneficial interest outstanding	8.43

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.92

PYXIS NATURAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2012* (Unaudited)

INVESTMENT INCOME
Dividend income allocated from the Master Fund	$—
Less: Foreign withholding taxes	—
Interest income allocated from the Master Fund	—
Expenses Allocated from the Master Fund	—

TOTAL INVESTMENT INCOME	—

EXPENSES
Investment advisory fees	—
Registration fees	—
Professional fees	—
Administrative services fees	—
Accounting services fees	—
Transfer agent fees	—
Printing and postage expenses	—
Custodian fees	—
Trustees fees and expenses	—
Insurance expense	—
Other expenses	—

TOTAL EXPENSES	—
NET INVESTMENT LOSS	—

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from:
Net realized loss from security transactions allocated from the Master Fund	—

—
Net change in unrealized appreciation of:
Investments allocated from the Master Fund	—	^

—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$—

*	The Pyxis Natural Resources Fund commenced operations on March 21, 2012
^	Amount represents less than $0.50.

PYXIS NATURAL RESOURCES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31 2012**
(Unaudited)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class Y	100

Net increase in net assets resulting from shares of beneficial interest	100

TOTAL INCREASE IN NET ASSETS	100

NET ASSETS
Beginning of Period	—

End of Period*	$100

*Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Class Y:
Shares Sold	8.43

Net increase in shares of beneficial interest outstanding	8.43

**	The Pyxis Natural Resources Fund commenced operations on March 21, 2012

PYXIS NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended March 31, 2012 (1)
Class Y Shares	(Unaudited)
Net asset value, beginning of period	$11.87

Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized gain on investments	0.05

Total from investment operations	0.05

Net asset value, end of period	$11.92

Total return (3)	0.42	% (7)

Net assets, at end of period (000s)	$100	(8)

Ratio of gross expenses to average net assets (4)(6)	1.90	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)
Ratio of net investment income to average net assets (6)	0.00	% (5)
Portfolio Turnover Rate (9)	19	% (7)

(1)	The Pyxis Natural Resources Fund’s Class Y shares commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests except for the Master Fund.
(7)	Not annualized.
(8)	Actual net assets, not truncated.
(9)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.

PYXIS NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.	ORGANIZATION

The Pyxis Natural Resources Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Pyxis Funds II (the “Trust”), a statutory trust organized under the laws of the State of Massachusetts on August 10, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek growth of capital.

The Fund is a “feeder” fund that currently invests all of its assets in the Ascendant Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. As of March 31, 2012, the Fund’s proportionate interest in the net assets of the Master Fund was 0%.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund currently offers Class A, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund. Valuation of the investments of the Master Fund is further discussed in Note 2 to its financial statements which are attached herein.

PYXIS NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Security transactions and related income – The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Massachusetts and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pyxis Capital, L.P. serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .30% of the Fund’s average daily managed assets and an administrative fee of 0.20% of the Fund’s average daily managed assets, computed and accrued daily. Under the terms of the Master Fund Advisory Agreement, the Ascendant Advisors, LLC is entitled to

PYXIS NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Ascendant Natural Resources Master’s Fund’s average daily assets, making the total combined annual fee the Adviser receives from the Natural Resources Fund, master and feeder, 1.35%.

Pyxis and Ascendant have agreed to a voluntarily waive a portion of advisory and administration fees or reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum for Class A average daily net assets, 2.90% per annum of Class C average daily net assets, 2.40% per annum for Class R average daily net assets and 1.90% per annum for Class Y average daily net assets.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.35%, 1.00% and 0.50% of the average daily net assets attributable to Class A, Class C and R shares, respectively, and is paid to BNY Mellon Distributors LLC (the “Underwriter”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

4.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2012, Pyxis Capital, L.P. held approximately 100% of the voting securities of Class Y shares.

5.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

PYXIS NATURAL RESOURCES FUND

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Pyxis Natural Resources Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class Y shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pyxis Natural Resources Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 21, 2012 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Pyxis Natural Resources Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 3/21/12	Ending Account Value 3/31/12	Expenses Paid During Period* 3/21/12–3/31/12	Expense Ratio During Period*** 3/31/12 – 3/31/12
Class Y	$1,000.00	$1,004.20	$0.52	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 3/21/12	Ending Account Value 3/31/12	Expenses Paid During Period** 3/21/12 –3/31/12	Expense Ratio During Period*** 3/21/12 – 3/31/12
Class Y	$1,000.00	$1,015.50	$9.57	1.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (10) divided by the number of days in the fiscal year (366).
**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).
***	Annualized.

ASCENDANT NATURAL RESOURCES MASTER FUND

Semi-Annual Report

March 31, 2012

www.ascendantfunds.com

1 (855) 527-2363

Ascendant Natural Resources Master Fund

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.0%
	BUILDING MATERIALS - 1.2%
1,111	Eagle Materials, Inc.	$38,607

	CHEMICALS - 2.7%
470	CF Industries Holdings, Inc.	85,847

	FOREST PRODUCTS & PAPER - 1.2%
553	Schweitzer-Mauduit International, Inc.	38,190

	MACHINERY-DIVERSIFIED - 1.8%
705	Deere & Co.	57,035

	MINING - 11.5%
2,421	Freeport-McMoRan Copper & Gold, Inc.	92,095
2,508	Goldcorp, Inc.	113,010
5,841	Kinross Gold Corp.	57,183
911	Newmont Mining Corp.	46,707
4,342	Stillwater Mining Co. *	54,883

		363,878

	OIL & GAS - 49.6%
858	Anadarko Petroleum Corp.	67,216
911	Apache Corp.	91,501
2,602	BP PLC - ADR	117,090
1,826	Cabot Oil & Gas Corp.	56,916
1,506	Canadian Natural Resources Ltd.	49,969
893	Chevron Corp.	95,765
1,322	ConocoPhillips	100,485
1,291	Devon Energy Corp.	91,816
1,484	Diamond Offshore Drilling, Inc.	99,057
1,856	Energy XXI Bermuda Ltd. *	67,020
1,028	EOG Resources, Inc.	114,211
836	Exxon Mobil Corp.	72,506
2,241	Gulfport Energy Corp. *	65,258
1,728	HollyFrontier Corp.	55,555
1,252	Imperial Oil Ltd.	56,828
587	Noble Energy, Inc.	57,397
1,209	Occidental Petroleum Corp.	115,133
636	Pioneer Natural Resources Co.	70,971
2,339	Stone Energy Corp. *	66,872
1,691	Suncor Energy, Inc.	55,296

		1,566,862

See accompanying notes to financial statements	1

Ascendant Natural Resources Master Fund

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Shares		Value
	OIL & GAS SERVICES - 15.1%
546	Cameron International Corp. *	$28,845
274	Core Laboratories NV	36,050
1,612	Halliburton Co.	53,502
3,258	Helix Energy Solutions Group, Inc. *	57,992
1,401	Hornbeck Offshore Services, Inc. *	58,884
1,438	National Oilwell Varco, Inc.	114,278
726	Oil States International, Inc. *	56,672
1,009	Schlumberger Ltd.	70,559

		476,782

	PACKAGING & CONTAINERS - 1.2%
1,303	Packaging Corp. of America	38,556

	REITS - 4.7%
1,702	Rayonier, Inc.	75,041
3,278	Weyerhaeuser Co.	71,854

		146,895

	TOTAL COMMON STOCKS (Cost $2,655,559)	2,812,652

	EXCHANGE TRADED FUNDS - 9.5%
	COMMODITY FUND - 1.8%
354	SPDR Gold Shares *	57,398

	EQUITY FUND - 7.7%
6,150	iShares S&P North American Natural Resources Sector Index Fund	242,433

	TOTAL EXCHANGE TRADED FUNDS (Cost $297,769)	299,831

	SHORT-TERM INVESTMENT - 8.3%
	MONEY MARKET FUND - 8.3%
261,066	Dreyfus Cash Management, to yield 0.12% ** (Cost 261,066)	261,066

	TOTAL INVESTMENTS - 106.8% (Cost $3,214,394) (a)	$3,373,549
	LIABILITIES LESS OTHER ASSETS - (6.8)%	(215,461)

	NET ASSETS - 100.0%	$3,158,088

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$191,711
Unrealized Depreciation:	(32,556)

Net Unrealized Appreciation:	$159,155

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

See accompanying notes to financial statements	2

ASCENDANT NATURAL RESOURCES MASTER FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

ASSETS
Investment in Securities (identified cost $3,214,394)	$3,373,549
Receivable for securities sold	297,992
Dividends and interest receivable	31

TOTAL ASSETS	3,671,572

LIABILITIES
Payable for investments purchased	509,608
Fees payable to other affiliates	1,380
Investment advisory fees payable	642
Accrued expenses and other liabilities	1,854

TOTAL LIABILITIES	513,484

MEMBERS’ CAPITAL	$3,158,088

Members’ Capital
Represented by:
Paid in capital [$0 par value, unlimited shares authorized]	$3,015,130
Undistributed net investment loss	(3,782)
Accumulated net realized gain from security transactions	(12,415)
Net unrealized appreciation of investments	159,155

MEMBERS’ CAPITAL	$3,158,088

Net Asset Value Per Share:
Shares of beneficial interest outstanding	250,176

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.62

See accompanying notes to financial statements	3

ASCENDANT NATURAL RESOURCES MASTER FUND

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2012* (Unaudited)

INVESTMENT INCOME
Dividends	$88
Interest	6

TOTAL INVESTMENT INCOME	94

EXPENSES
Investment advisory fees	642
Professional fees	1,546
Administrative services fees	806
Custodian fees	273
Accounting services fees	164
Compliance officer fees	137
Printing and postage expenses	103
Trustees fees and expenses	82
Insurance expense	55
Other expenses	68

TOTAL EXPENSES	3,876
NET INVESTMENT LOSS	(3,782)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from security transactions	(12,415)
Net change in unrealized appreciation of investments	159,155

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	146,740

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$142,958

*	The Ascendant Natural Resources Master Fund commenced operations on March 20, 2012

See accompanying notes to financial statements	4

ASCENDANT NATURAL RESOURCES MASTER FUND

STATEMENTS OF CHANGES IN NET ASSETS AND MEMBERS’ CAPITAL

Period Ended March 31, 2012**
(Unaudited)
FROM OPERATIONS
Net investment loss	$(3,782)
Net realized loss from security transactions	(12,415)
Net change in unrealized appreciation of investments	159,155

Net increase in net assets resulting from operations	142,958

CONTRIBUTIONS/WITHDRAWALS
Contributions	3,028,780
Withdrawals	(13,650)

Net Contributions (Withdrawals)	3,015,130

TOTAL INCREASE IN MEMBERS’ CAPITAL	3,158,088

MEMBERS’ CAPITAL
Beginning of Period	—

End of Period*	$3,158,088

* Undistributed Net Investment Loss at End of Period	$(3,782)

** The Ascendant Natural Resources Master Fund commenced operations on March 20, 2012

See accompanying notes to financial statements	5

ASCENDANT NATURAL RESOURCES MASTER FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended March 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$11.99

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	0.65

Total from investment operations	0.63

Net asset value, end of period	$12.62

Total return	5.25	% (5)

Members’ Capital, at end of period (000s)	$3,158

Ratio of net expenses to average net assets (4)	5.05	% (3)
Ratio of net investment loss to average net assets (4)	(0.84	)% (3)
Portfolio Turnover Rate	19	% (5)

(1)	Ascendant Natural Resources Master Fund commenced operations on March 20, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Not annualized.

See accompanying notes to financial statements	6

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.	ORGANIZATION

The Ascendant Natural Resources Master Fund (the “Master Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Fund’s investment objective is to seek growth of capital.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “Feeder Funds”) investing all or a substantial portion of their assets in the Master Fund. At March 31, 2012, Ascendant Natural Resources Fund, and Pxyis Natural Resources Fund are the only investors invested in the Master Fund, and own 100% and 0.0% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board

7

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Master Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2012 for the Master Fund’s assets and liabilities measured at fair value:

Ascendant Natural Resources Master Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,812,652	$—	$—	$2,812,652
Exchange Traded Funds	299,831	—	—	299,831
Short-Term Investments	261,066	—	—	261,066
Total	$3,373,549	$—	$—	$3,373,549

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Master Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Master Fund (each a “Member”, together the “Members”) will be treated as a partner of the Master Fund and, as such, will be taxed upon its distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits for each taxable year of the Master Fund ending with or within each Member’s taxable year. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Master Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Master Fund’s 2012 tax returns. The Master Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Master Fund makes significant investments; however, the Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

9

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $576,144 and $797,721, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid it’s pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

10

ASCENDANT NATURAL RESOURCES MASTER FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

5.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

11

ASCENDANT NATURAL RESOURCES MASTER FUND

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Ascendant Natural Resources Master Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ascendant Natural Resources Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 20, 2012 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ascendant Natural Resource Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/20/12	Ending Account Value 3/31/12	Expenses Paid During Period* 3/20/12 – 3/31/12	Expense Ratio During Period** 3/20/12 – 3/31/12
Actual	$1,000.00	$1,052.50	$1.42	5.05%

Hypothetical (5% return before expenses)	$1,000.00	$999.75	$25.25	5.05%

*	“Actual” expense information for the Fund is for the period from March 20, 2012 to March 31, 2012. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 10/366 (to reflect the period from March 20, 2012 to March 31, 2012). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).
**	Annualized.

12

Approval of Advisory Agreements – Ascendant Natural Resources Fund and Ascendant Natural Resources Master Fund

The Board of Trustees of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the Investment Advisory Agreements (the “Independent Trustees”) initially considered and approved the Investment Advisory Agreement between the Trust and Ascendant Advisors, LLC (the “Adviser”), on behalf of the Ascendant Natural Resources Fund (the “Fund”), on May 18, 2011. At the September 21, 2011 Board meeting, the Board considered and approved (1) a proposal to establish the Ascendant Natural Resources Master Fund (the “Master Fund”), (2) the Investment Advisory Agreement for the Master Fund (the “Master Agreement”), and (3) a proposal to reduce the advisory fee paid by the Fund because the Adviser would also receive an advisory fee from the Master Fund. The definitive Master Agreement, and the Amended Fund Agreement, reflecting the current advisory fees paid by the Fund and the Master Fund, were approved on February 22, 2012.

The following is a combined summary of the Board’s deliberations and conclusions reached at the Board meetings related to the approvals of the Fund Agreement and the Master Agreement. In their consideration of the proposed Agreements, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreements included the following:

Nature, Extent and Quality of Services. Presentations were given by representatives of the Adviser regarding the Funds’ investment objective and investment strategies, the plan to structure the Fund as a master-feeder structure to better facilitate promotion of the Fund by the Adviser and separate feeder funds. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel and the services provided to each the Fund and the Master Fund. The Board also considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because the Fund had not commenced operations prior to the initial approval, and very limited operations at the time of the September and February meetings, the Trustees did not consider the investment performance of the Fund. They did review and consider Adviser-provided performance information for the Adviser’s natural resources strategy and noted it had outperformed the S&P North American Natural Resources Index 6.7% for the year-to-date period ended August 31, 2011. The Board noted that the Adviser’s investment decisions are based heavily on a proprietary, quantitative process developed by the Adviser. The Board concluded that the proposed investment strategy and the Adviser’s investment process suggests it is qualified to manage the Fund and the Master Fund, and that the Adviser’s performance was reasonable.

Fees and Expenses. The Board compared the advisory fee and proposed expense ratio to the fees and expenses charged by a peer group of funds in the same Morningstar category. The Board noted that the proposed total advisory fees and expense ratio was higher than the averages for the peer group, but lower than or in line with certain funds in the peer group. The Board noted that the Adviser believes that the advisory fees reflect its unique investment process and sophisticated portfolio management team. The Board also noted that the Adviser’s reliance on quantitative analysis requires it to invest significant amounts in its personnel and research. The Board also compared the advisory fees to the fees charged by the Adviser for its separate accounts. Additionally, the Board noted that the Adviser had agreed to contractually limit the normal operating expenses of the Fund. The Trustees concluded that the Fund’s and the Master Fund’s advisory fees were reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale. The Adviser noted it expects the Master Fund to reach economics of scale sooner due to the master feeder structure, which would benefit the shareholders of the Fund. After discussion, it was the consensus of the Board that based on the anticipated size of the Fund and the Master Fund for the initial two years of the Advisory Agreements, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser (if any) from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreements and the expected asset levels, the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure of the Funds was reasonable and that approval of the Advisory Agreements was in the best interests of the Trust and the shareholders of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
• Social Security number and wire transfer instructions
• account transactions and transaction history
• investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?

For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes - to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?         Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:

How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•    open an account or deposit money

•    direct us to buy securities or direct us to sell your securities

•    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•    affiliates from using your information to market to you.

•    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-665-1287 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-665-1287.

INVESTMENT ADVISOR AND ADMINISTRATOR

Pyxis Capital, L.P.

200 Crescent Court. Suite 700

Dallas, TX 75201

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Pyxis Funds II (formerly, Highland Funds II)

By (Signature and Title)*     /s/ Ethan Powell

                                                 Ethan Powell, Chief Executive Officer and President

                                                 (principal executive officer)

Date June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ethan Powell

                                                 Ethan Powell, Chief Executive Officer and President

                                                 (principal executive officer)

Date June 8, 2012

By (Signature and Title)*     /s/ Brian Mitts

                                                 Brian Mitts, Chief Financial Officer and Treasurer

                                                 (principal financial officer)

Date June 8, 2012

*	Print the name and title of each signing officer under his or her signature.